UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Multifactor ETFs

Annual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 12 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. The U.S. Federal Reserve acted quickly, lowering interest rates to zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. Congress passed a $2 trillion federal economic stimulus bill. While these measures helped lift equity and fixed-income markets in the United States in the final six weeks of the period, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

Table of contents

2	Multifactor exchange-traded funds (ETFs) at a glance
3	Discussion of fund performance
8	John Hancock Multifactor Consumer Discretionary ETF
9	John Hancock Multifactor Consumer Staples ETF
10	John Hancock Multifactor Developed International ETF
11	John Hancock Multifactor Emerging Markets ETF
12	John Hancock Multifactor Energy ETF
13	John Hancock Multifactor Financials ETF
14	John Hancock Multifactor Healthcare ETF
15	John Hancock Multifactor Industrials ETF
16	John Hancock Multifactor Large Cap ETF
17	John Hancock Multifactor Materials ETF
18	John Hancock Multifactor Media and Communications ETF
19	John Hancock Multifactor Mid Cap ETF
20	John Hancock Multifactor Small Cap ETF
21	John Hancock Multifactor Technology ETF
22	John Hancock Multifactor Utilities ETF
23	Premium/discount analysis
26	Your expenses
28	Funds' investments
79	Financial statements
92	Financial highlights
100	Notes to financial statements
114	Report of independent registered public accounting firm
116	Tax information
117	Statement regarding liquidity risk management
119	Trustees and officers
122	More information

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       1

Multifactor exchange-traded funds (ETFs) at a glance

Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules-based approach.

STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional's index construction and semiannual reconstitution.

Market
Equity premium—stocks over bonds

Company size
Small-cap premium—small company stocks over large company stocks

Relative price2
Value premium—value stocks over growth stocks

Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies

To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.

WHY MULTIFACTOR?

Individual factors can be volatile: there's no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.

1	Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2	Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3	Profitability is a measure of current profitability, based on information from individual companies' income statements.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       2

Manager's discussion of fund performance

Can you tell us about your investment philosophy and how it drives the composition of the exchange-traded funds (ETFs)?

We have identified four characteristics, or dimensions, of expected returns that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns. These dimensions are the overall market, company size, relative price, and profitability.*

The overall market dimension reflects the excess return over the risk-free rate, which is typically measured by short-term Treasury bills, that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks—as measured, for instance, by their price-to-book ratios—in comparison with high relative price, or growth stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a cap-weighted measure of the market, we believe that incorporating the four dimensions of expected returns—market, company size, relative price, and profitability—into a single investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The indexes we developed for John Hancock Multifactor ETFs are designed to capture these dimensions over time, and the funds are, in turn, designed to track their respective indexes.

What drives changes to the composition of the funds?

Changes are made to the funds as a result of regularly scheduled reconstitutions, a semiannual process by which the list of stocks and their weights in each index are updated, as well as any unscheduled changes to the index driven by company events. Reconstitution ensures that the indexes that the funds track maintain their intended exposure to the dimensions of expected returns. In addition, we impose a maximum issuer cap in each index at the time of reconstitution to control stock-specific risk.

How did the broad equity market perform during the 12 months ended April 30, 2020?

After moving steadily higher throughout most of the period, most equities plunged once the spread of the coronavirus led to shutdowns across various segments of the global economy beginning in January and continuing through the rest of the period. With no way to assess the outlook for economic growth or corporate earnings in the coming year, investors chose to sell higher-risk assets and move into relative safe havens, such as U.S. Treasuries. Value stocks trailed growth by a wide margin over the full period, due in part to investors' expectation that higher-growth companies would be in a better position to withstand an economic downturn. While the markets rebounded somewhat in April, volatility is still high.

JOHN HANCOCK MULTIFACTOR DEVELOPED INTERNATIONAL ETF (JHMD)

The fund underperformed the MSCI EAFE Index, a cap-weighted benchmark used as a proxy for developed ex-U.S. stock markets. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Its greater emphasis on stocks with smaller market capitalizations also detracted from relative performance, as mid caps underperformed large caps for the period. Conversely, the fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as these stocks generally outperformed.

Compared with its benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. The fund's largest sector exposures were to the industrials, financials, and healthcare sectors. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Bayer AG and Royal Dutch Shell PLC and decreased weights in ABB, Ltd. and E.ON SE.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       3

JOHN HANCOCK MULTIFACTOR EMERGING MARKETS ETF (JHEM)

The fund underperformed the MSCI Emerging Markets Index, a cap-weighted benchmark used as a proxy for emerging markets. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Its greater emphasis on mid caps had a negative impact on relative performance, as mid caps underperformed large caps. At the country level, the fund's lesser allocation to China also detracted from relative performance, as China outperformed the overall index.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest sector exposures were to the financials, information technology, and communication services sectors. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Alibaba Group Holding, Ltd. and Sunac China Holdings, Ltd. and decreased holdings in Tencent Holdings, Ltd. and Samsung Electronics Company, Ltd.

JOHN HANCOCK MULTIFACTOR LARGE CAP ETF (JHML)

The fund underperformed the Russell 1000 Index, a cap-weighted benchmark used as a proxy for the broad large-cap U.S. stock market. Its greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as mid caps underperformed large caps for the period. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Conversely, the fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as these stocks generally outperformed.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest sector exposures were to the information technology, healthcare, and financials sectors. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Truist Financial Corp. and Trane Technologies PLC (both new additions) and decreased holdings in Apple, Inc. and L3Harris Technologies, Inc.

JOHN HANCOCK MULTIFACTOR MID CAP ETF (JHMM)

The fund underperformed the Russell Midcap Index, a cap-weighted benchmark used as a proxy for the broad mid-cap U.S. stock market. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks detracted from relative performance. Its greater emphasis on stocks with smaller market capitalizations also detracted from relative performance, as smaller mid caps underperformed larger mid caps for the period.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest sector exposures were to the information technology, industrials, and healthcare sectors. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in The Kroger Company and Hewlett Packard Enterprise Company (both new additions) and decreased weights in L3Harris Technologies, Inc. and Xcel Energy, Inc. (both holdings were sold during the period).

JOHN HANCOCK MULTIFACTOR SMALL CAP ETF (JHSC)

The fund underperformed the Russell 2000 Index, a cap-weighted benchmark we used as proxy for the broad small-cap U.S. stock market. The fund's exclusion of stocks with the lowest profitability and highest relative price (growth stocks) detracted from relative performance, as those stocks outperformed. Conversely, the fund's lesser exposure to micro caps contributed positively to relative performance, as micro caps underperformed small caps for the period.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with higher profitability. In absolute terms, the fund's largest sector exposures were to the financials, industrials, and consumer discretionary sectors. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in ManpowerGroup, Inc. and Leggett & Platt, Inc. (both new additions) and decreased weights in Teladoc Health, Inc. and Chemed Corp. (both holdings were sold during the period).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       4

JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF (JHMC)

The fund underperformed the Russell 1000 Consumer Discretionary Index, a cap-weighted benchmark used as a proxy for the consumer discretionary sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks underperformed for the period. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks also detracted from relative performance.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to specialty retail and hotels, restaurants, and leisure. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in eBay, Inc. and Stanley Black & Decker, Inc. (both new additions) and decreased weights in The Home Depot, Inc. and Intuit, Inc. (sold during the period).

JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF (JHMS)

The fund outperformed the Russell 1000 Consumer Staples Index, a cap-weighted benchmark used as a proxy for the consumer staples sector of the U.S. stock market. The fund's greater emphasis on stocks with higher profitability had a positive impact on relative performance, as these stocks generally outperformed within the consumer staples sector. Constituency differences between the fund and the benchmark also contributed positively to relative performance.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to food products and food and staples retailing. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Corteva, Inc. (a new addition) and Keurig Dr. Pepper, Inc. and decreased weights in General Mills, Inc. and The Hershey Company.

JOHN HANCOCK MULTIFACTOR ENERGY ETF (JHME)

The fund underperformed the Russell 1000 Energy Index, a cap-weighted benchmark used as a proxy for the energy sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks underperformed for the period.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to oil, gas and consumable fuels, and energy equipment and services. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Valero Energy Corp. and ConocoPhilips and decreased weights in Kinder Morgan, Inc. and MDU Resources Group, Inc. (sold during the period).

JOHN HANCOCK MULTIFACTOR FINANCIALS ETF (JHMF)

The fund underperformed the Russell 1000 Financial Services Index, a cap-weighted benchmark used as a proxy for the financials sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks underperformed for the period. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks also detracted from relative performance. At the industry level, the fund's general exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs outperformed the overall index.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to banks and capital markets. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Truist Financial Corp. (a new addition) and PayPal Holdings, Inc. and decreased weights in Accenture PLC and IHS Markit, Ltd. (both holdings were sold during the period).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       5

JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF (JHMH)

The fund underperformed the Russell 1000 Health Care Index, a cap-weighted benchmark used as a proxy for the healthcare sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations had a negative impact on relative performance, as these stocks underperformed.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to health care equipment and supplies and pharmaceuticals. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Bristol-Myers Squibb Company and McKesson Corp. and decreased weights in Zoetis, Inc. and Cigna Corp.

JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF (JHMI)

The fund outperformed the Russell 1000 Producer Durables Index, a cap-weighted benchmark used as a proxy for the industrials sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as these stocks outperformed for the period within the industrials sector.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative price, smaller market capitalization, and higher profitability. In absolute terms, the fund's largest industry exposures were to machinery and aerospace and defense. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Accenture PLC, Class A and Paychex, Inc. (both new additions) and decreased weights in L3Harris Technologies, Inc. and Ecolab, Inc. (sold during the period).

JOHN HANCOCK MULTIFACTOR MATERIALS ETF (JHMA)

The fund underperformed the Russell 1000 Materials & Processing Index, a cap-weighted benchmark used as a proxy for the materials sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations had a negative impact on relative performance, as these stocks underperformed. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks also detracted from relative performance.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to chemicals and containers and packaging. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Ecolab, Inc. and Westrock Company (both new additions) and decreased weights in Masco Corp. (sold during the period) and Linde PLC.

JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF (JHMT)

The fund underperformed the Russell 1000 Technology Index, a cap-weighted benchmark used as a proxy for the information technology sector of the U.S. stock market. The fund's greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks underperformed. With low relative price (value) stocks underperforming high relative price (growth) stocks, the fund's greater emphasis on value stocks also detracted from relative performance.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, its largest industry exposures were to software and semiconductors and semiconductor equipment. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Amphenol Corp. and TE Connectivity, Ltd. (both new additions) and decreased weights in Fiserv, Inc. (sold during the period) and Apple, Inc.

JOHN HANCOCK MULTIFACTOR UTILITIES ETF (JHMU)

The fund underperformed the Russell 1000 Utilities Index, a cap-weighted benchmark used as a proxy for the utilities sector of the U.S. stock market. The fund holds companies involved in the provision of gas, electricity, water and power, as well as energy trading or the provision of related infrastructure or services. It excludes communication services, a sector that is included in the benchmark. The fund's greater emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       6

underperformed for the period. The fund's exclusion of communication services securities also detracted from relative performance, as those stocks generally outperformed.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to electric utilities and multi-utilities. Changes were made to the fund as a result of regularly scheduled reconstitutions during the period. Notable changes in composition for the period included increased weights in Public Service Enterprise Group, Inc. and Consolidated Edison, Inc. and decreased weights in Xcel Energy, Inc. and Eversource Energy.

JOHN HANCOCK MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (JHCS)

The fund outperformed the Russell 1000 Telecommunications Index, a cap-weighted benchmark used as a proxy for the telecommunication sector of the U.S. stock market. The fund holds companies involved in the media, entertainment, interactive media and services, diversified telecommunication services, and wireless telecommunication services industries. The benchmark contains only companies in the diversified telecommunication services and the wireless telecommunication services industries. The fund's greater exposure to securities outside of the telecommunication services sector detracted from relative performance. Outside of the differences in sector definitions, the fund's greater emphasis on low relative price (value) stocks detracted from relative performance, as value stocks generally underperformed high relative price (growth) stocks for the period.

Compared with the benchmark, the fund ended the period with an emphasis on stocks with lower relative prices, smaller market capitalizations, and higher profitability. In absolute terms, the fund's largest industry exposures were to media and entertainment. Notable changes in composition for the period include increased weights in Spotify Technology SA (added during the period) and ViacomCBS, Inc., Class B and decreased weights in CoStar Group, Inc. (sold during the period) and The Walt Disney Company.

* Profitability is measured as operating income before depreciation and amortization minus interest expense, scaled by book.

A note about risks

Each fund may be subject to various risks as described in the fund's prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund's investment strategy will be successful and there can be no assurance that active trading markets for shares will develop of be maintained by market makers or authorized participants. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect each fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of each fund's prospectus.

A note about the performance shown on the following pages
Net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on the NYSE (see Note 2 to financial statements). Market price is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf.

MANAGED BY

Lukas J. Smart, CFA On the funds since inception Investing since 2003
Joel P. Schneider On the funds since inception Investing since 2011
Joseph F. Hohn On the funds since 2018 Investing since 2012

The views expressed in this report are exclusively those of Joseph F. Hohn, Dimensional Fund Advisors and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share. A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share. Actual performance data provided for any MSCI IMI indexes in the market performance commentary are net dividends.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       7

Multifactor Consumer Discretionary ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-10.08	5.32	26.89
Market price	-10.18	5.31	26.84
John Hancock Dimensional Consumer Discretionary Index[2]	-9.78	5.78	29.43
Russell 1000 Consumer Discretionary Index[3]	1.45	12.16	69.37

INDUSTRY COMPOSITION (%)

Specialty retail	25.2
Hotels, restaurants and leisure	19.7
Internet and direct marketing retail	16.1
Textiles, apparel and luxury goods	9.6
Multiline retail	7.6
Automobiles	5.1
Household durables	2.6
Diversified consumer services	2.2
Commercial services and supplies	1.9
Leisure products	1.7
Other	8.3
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Amazon.com, Inc.	8.5
The Home Depot, Inc.	5.0
eBay, Inc.	3.4
NIKE, Inc., Class B	3.3
Target Corp.	3.0
McDonald's Corp.	2.9
Booking Holdings, Inc.	2.5
O'Reilly Automotive, Inc.	2.3
Best Buy Company, Inc.	2.3
Lowe's Companies, Inc.	2.2
TOTAL	35.4

The value of a $10,000 investment calculated at market value from inception through period end would be $12,684.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Consumer Discretionary Index is designed to comprise securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Discretionary Index comprises securities of the Russell 1000 Index classified in the consumer discretionary sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.68
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       8

Multifactor Consumer Staples ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	1.62	4.76	20.95
Market price	1.62	4.75	20.94
John Hancock Dimensional Consumer Staples Index[2]	1.99	5.21	23.11
Russell 1000 Consumer Staples Index[3]	0.62	3.20	13.76

INDUSTRY COMPOSITION (%)

Food products	29.6
Food and staples retailing	22.1
Beverages	19.7
Household products	17.3
Tobacco	7.5
Chemicals	2.6
Household durables	0.7
Personal products	0.4
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Walmart, Inc.	6.7
The Procter & Gamble Company	6.2
PepsiCo, Inc.	6.0
The Coca-Cola Company	5.1
Costco Wholesale Corp.	5.1
The Kroger Company	4.9
Philip Morris International, Inc.	3.9
Altria Group, Inc.	3.6
Colgate-Palmolive Company	3.4
Mondelez International, Inc., Class A	3.1
TOTAL	48.0

The value of a $10,000 investment calculated at market value from inception through period end would be $12,094.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Consumer Staples Index is designed to comprise securities in the consumer staples sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer staples sector is composed of companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Consumer Staples Index comprises securities of the Russell 1000 Index classified in the consumer staples sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.85
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       9

Multifactor Developed International ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1 year	Since fund inception[1]	Since fund inception[1]
Net asset value	-12.57	1.43	4.91
Market price	-13.69	1.08	3.71
John Hancock Dimensional Developed International Index[2]	-11.99	2.15	7.44
MSCI EAFE Index[3]	-11.34	2.13	7.37

SECTOR COMPOSITION (%)

Industrials	16.2
Financials	14.5
Health care	12.2
Consumer discretionary	11.9
Consumer staples	9.6
Materials	9.1
Communication services	6.4
Information technology	6.1
Utilities	4.9
Real estate	4.3
Other	4.8
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Developed International ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Nestle SA	1.7
Toyota Motor Corp.	1.5
Roche Holding AG	1.3
Novartis AG	1.1
Vonovia SE	1.0
BP PLC	1.0
Orange SA	0.9
Bayer AG	0.7
AstraZeneca PLC	0.7
Royal Dutch Shell PLC, B Shares	0.7
TOTAL	10.6

The value of a $10,000 investment calculated at market value from inception through period end would be $10,371.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 12-15-16.
2	The John Hancock Dimensional Developed International Index is designed to comprise a subset of securities of companies associated with developed markets outside of the United States and Canada. The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Europe, Australasia, and Far East (EAFE) Index comprises securities of publicly traded large- and mid-cap stocks of companies in those regions.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.45
Net (%)	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       10

Multifactor Emerging Markets ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-14.44	-7.23	-11.26
Market price	-16.99	-8.70	-13.49
John Hancock Dimensional Emerging Markets Index[2]	-13.77	-6.98	-10.88
MSCI Emerging Markets Index[3]	-12.00	-5.36	-8.39

SECTOR COMPOSITION (%)

Financials	22.2
Information technology	15.8
Communication services	12.5
Consumer discretionary	12.0
Materials	7.8
Energy	7.8
Consumer staples	7.4
Industrials	4.6
Real estate	3.6
Utilities	3.3
Other	3.0
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Emerging Markets ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Tencent Holdings, Ltd.	4.8
Samsung Electronics Company, Ltd.	4.0
Taiwan Semiconductor Manufacturing Company, Ltd.	3.8
Alibaba Group Holding, Ltd., ADR	3.8
China Construction Bank Corp., H Shares	1.8
China Mobile, Ltd.	1.6
Ping An Insurance Group Company of China, Ltd., H Shares	1.5
Reliance Industries, Ltd.	1.3
Industrial & Commercial Bank of China, Ltd., H Shares	1.1
NetEase, Inc., ADR	1.0
TOTAL	24.7

The value of a $10,000 investment calculated at market value from inception through period end would be $8,651.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-27-18.
2	The John Hancock Dimensional Emerging Markets Index is designed to comprise a subset of securities of companies associated with emerging markets, which may include frontier markets (Emerging markets in an earlier stage of development). The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.57
Net (%)	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       11

Multifactor Energy ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-44.93	-11.01	-37.95
Market price	-44.93	-11.01	-37.97
John Hancock Dimensional Energy Index[2]	-44.84	-10.64	-36.91
Russell 1000 Energy Index[3]	-39.06	-8.45	-30.32

INDUSTRY COMPOSITION (%)

Oil, gas and consumable fuels	87.8
Energy equipment and services	12.1
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Chevron Corp.	7.6
Valero Energy Corp.	7.4
Exxon Mobil Corp.	7.0
ConocoPhillips	6.7
Marathon Petroleum Corp.	5.2
EOG Resources, Inc.	4.1
The Williams Companies, Inc.	3.9
Pioneer Natural Resources Company	3.9
Baker Hughes Company	3.8
Schlumberger, Ltd.	3.6
TOTAL	53.2

The value of a $10,000 investment calculated at market value from inception through period end would be $6,203.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Energy Index is designed to comprise securities in the energy sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Energy Index comprises securities of the Russell 1000 Index s classified in the energy sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.80
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       12

Multifactor Financials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-16.06	6.52	33.63
Market price	-16.03	6.52	33.64
John Hancock Dimensional Financials Index[2]	-15.78	6.99	36.37
Russell 1000 Financial Services Index[3]	-11.28	8.50	45.44

INDUSTRY COMPOSITION (%)

Banks	25.0
Capital markets	23.6
Insurance	22.0
IT services	16.8
Consumer finance	5.3
Diversified financial services	5.0
Professional services	1.5
Thrifts and mortgage finance	0.8
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Visa, Inc., Class A	4.6
Mastercard, Inc., Class A	4.3
Berkshire Hathaway, Inc., Class B	4.0
JPMorgan Chase & Co.	3.8
Bank of America Corp.	3.1
Wells Fargo & Company	2.6
Citigroup, Inc.	2.2
PayPal Holdings, Inc.	2.1
T. Rowe Price Group, Inc.	1.5
Marsh & McLennan Companies, Inc.	1.4
TOTAL	29.6

The value of a $10,000 investment calculated at market value from inception through period end would be $13,364.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Financials Index is designed to comprise securities in the financials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Financial Services Index comprises securities of the Russell 1000 Index classified in the financial services sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.61
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       13

Multifactor Healthcare ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	13.70	10.15	55.86
Market price	13.71	10.14	55.82
John Hancock Dimensional Healthcare Index[2]	14.16	10.64	59.10
Russell 1000 Health Care Index[3]	15.12	11.41	64.22

INDUSTRY COMPOSITION (%)

Health care equipment and supplies	24.9
Pharmaceuticals	23.5
Health care providers and services	22.6
Biotechnology	16.2
Life sciences tools and services	10.0
Health care technology	2.4
Diversified consumer services	0.3
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Johnson & Johnson	6.3
UnitedHealth Group, Inc.	5.6
Pfizer, Inc.	4.3
Merck & Company, Inc.	3.9
Gilead Sciences, Inc.	2.5
Abbott Laboratories	2.5
Thermo Fisher Scientific, Inc.	2.4
Amgen, Inc.	2.4
Bristol-Myers Squibb Company	2.3
Medtronic PLC	2.2
TOTAL	34.4

The value of a $10,000 investment calculated at market value from inception through period end would be $15,582.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Healthcare Index is designed to comprise securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Health Care Index comprises securities of the Russell 1000 Index classified in the health care sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.61
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       14

Multifactor Industrials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-13.92	7.41	33.97
Market price	-13.94	7.40	33.96
John Hancock Dimensional Industrials Index[2]	-13.62	7.89	36.48
Russell 1000 Producer Durables Index[3]	-15.48	6.23	28.09

INDUSTRY COMPOSITION (%)

Machinery	20.6
Aerospace and defense	13.6
Road and rail	9.2
IT services	9.0
Electrical equipment	6.4
Industrial conglomerates	6.2
Commercial services and supplies	5.1
Trading companies and distributors	4.2
Building products	4.2
Air freight and logistics	4.1
Other	17.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Union Pacific Corp.	2.7
Raytheon Technologies Corp.	2.6
Accenture PLC, Class A	2.5
3M Company	2.1
Honeywell International, Inc.	2.0
Lockheed Martin Corp.	2.0
PACCAR, Inc.	2.0
Caterpillar, Inc.	1.9
Deere & Company	1.8
Cummins, Inc.	1.8
TOTAL	21.4

The value of a $10,000 investment calculated at market value from inception through period end would be $13,396.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Industrials Index is designed to comprise securities in the industrials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Producer Durables Index comprises securities of the Russell 1000 Index classified in the industrials sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.84
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       15

Multifactor Large Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-3.04	9.95	54.56
Market price	-3.20	9.91	54.34
John Hancock Dimensional Large Cap Index[2]	-2.74	10.29	56.78
Russell 1000 Index[3]	0.09	11.22	62.96

SECTOR COMPOSITION (%)

Information technology	22.7
Health care	15.0
Financials	12.0
Industrials	10.8
Consumer discretionary	10.4
Communication services	8.1
Consumer staples	6.8
Utilities	4.6
Materials	3.4
Real estate	3.4
Other	2.8
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Microsoft Corp.	3.4
Apple, Inc.	3.3
Amazon.com, Inc.	2.3
Alphabet, Inc., Class A	1.6
Johnson & Johnson	1.1
Facebook, Inc., Class A	1.1
Berkshire Hathaway, Inc., Class B	1.1
Intel Corp.	0.9
UnitedHealth Group, Inc.	0.9
JPMorgan Chase & Co.	0.9
TOTAL	16.6

The value of a $10,000 investment calculated at market value from inception through period end would be $15,434.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Index comprises 1000 publicly-traded large-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.32
Net (%)	0.29

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       16

Multifactor Materials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-11.77	4.45	19.52
Market price	-11.84	4.45	19.52
John Hancock Dimensional Materials Index[2]	-11.47	4.90	21.63
Russell 1000 Materials & Processing Index[3]	-9.56	5.65	25.21

INDUSTRY COMPOSITION (%)

Chemicals	51.5
Containers and packaging	23.8
Metals and mining	16.1
Construction materials	4.8
Building products	1.2
Aerospace and defense	1.1
Multi-utilities	0.9
Machinery	0.5
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Linde PLC	5.8
Newmont Corp.	5.3
PPG Industries, Inc.	4.7
Air Products & Chemicals, Inc.	4.4
The Sherwin-Williams Company	4.2
Ecolab, Inc.	4.1
Ball Corp.	3.7
LyondellBasell Industries NV, Class A	3.6
International Paper Company	3.5
Nucor Corp.	3.4
TOTAL	42.7

The value of a $10,000 investment calculated at market value from inception through period end would be $11,952.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Materials & Processing Index comprises securities of the Russell 1000 Index classified in the materials sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.94
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       17

Multifactor Media and Communications ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-4.60	1.03	1.18
Market price	-4.57	1.09	1.24
John Hancock Dimensional Media & Comm Index[2]	-4.26	1.34	1.53
Russell 1000 Telecommunication Index[3]	-11.58	2.83	3.23

INDUSTRY COMPOSITION (%)

Media	31.6
Entertainment	25.0
Interactive media and services	22.0
Diversified telecommunication services	16.5
Wireless telecommunication services	3.1
Software	1.0
Communications equipment	0.7
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Media and Communications ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Netflix, Inc.	7.1
Facebook, Inc., Class A	6.7
Verizon Communications, Inc.	6.6
Comcast Corp., Class A	5.8
AT&T, Inc.	5.4
The Walt Disney Company	5.0
Charter Communications, Inc., Class A	4.8
CenturyLink, Inc.	3.5
Activision Blizzard, Inc.	3.4
Twitter, Inc.	3.4
TOTAL	51.7

The value of a $10,000 investment calculated at market value from inception through period end would be $10,124.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-11-19.
2	The John Hancock Dimensional Media and Communications Index is designed to comprise securities in the media and communications sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution.
3	The Russell 1000 Telecommunication Index tracks the performance of 1,000 publicly traded communication companies in the United States. It is not possible to invest directly in an index.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.85
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       18

Multifactor Mid Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-10.56	6.93	36.01
Market price	-10.61	6.93	36.01
John Hancock Dimensional Mid Cap Index[2]	-10.22	7.36	38.58
Russell Midcap Index[3]	-10.00	7.05	36.70

SECTOR COMPOSITION (%)

Information technology	20.3
Industrials	14.9
Health care	14.3
Financials	13.1
Consumer discretionary	10.9
Real estate	6.3
Materials	5.7
Utilities	5.7
Consumer staples	3.7
Communication services	3.5
Other	1.6
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

ANSYS, Inc.	0.4
Synopsys, Inc.	0.4
Amphenol Corp., Class A	0.4
MSCI, Inc.	0.4
Cadence Design Systems, Inc.	0.4
Rockwell Automation, Inc.	0.4
Parker-Hannifin Corp.	0.4
Akamai Technologies, Inc.	0.4
ResMed, Inc.	0.4
Best Buy Company, Inc.	0.4
TOTAL	4.0

The value of a $10,000 investment calculated at market value from inception through period end would be $13,601.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell Midcap Index comprises approximately 800 publicly-traded mid-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.44
Net (%)	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       19

Multifactor Small Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-18.07	-4.59	-10.99
Market price	-18.13	-4.62	-11.05
John Hancock Dimensional Small Cap Index[2]	-17.80	-4.20	-10.09
Russell 2000 Index[3]	-16.39	-3.42	-8.25

SECTOR COMPOSITION (%)

Financials	18.1
Industrials	15.9
Consumer discretionary	14.3
Information technology	13.4
Health care	12.5
Real estate	10.2
Utilities	5.3
Materials	4.0
Consumer staples	3.5
Communication services	1.8
Other	1.0
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Small Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Five9, Inc.	0.5
Repligen Corp.	0.5
United Therapeutics Corp.	0.5
ITT, Inc.	0.5
Legg Mason, Inc.	0.5
Leggett & Platt, Inc.	0.5
ManpowerGroup, Inc.	0.5
Cree, Inc.	0.5
Chegg, Inc.	0.5
Quidel Corp.	0.5
TOTAL	5.0

The value of a $10,000 investment calculated at market value from inception through period end would be $8,895.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 11-8-17.
2	The John Hancock Dimensional Small Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are smaller than the 750th largest U.S. company but excluding the smallest 4% of U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE American, LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 2000 Index comprises 2000 publicly-traded small-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.49
Net (%)	0.42

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       20

Multifactor Technology ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	6.65	19.15	123.56
Market price	6.51	19.11	123.25
John Hancock Dimensional Technology Index[2]	7.02	19.55	126.99
Russell 1000 Technology Index[3]	17.22	22.22	151.29

INDUSTRY COMPOSITION (%)

Software	34.8
Semiconductors and semiconductor equipment	30.9
Technology hardware, storage and peripherals	10.3
IT services	8.9
Electronic equipment, instruments and components	8.1
Communications equipment	6.6
Electrical equipment	0.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Microsoft Corp.	6.5
Apple, Inc.	6.3
Intel Corp.	5.4
Cisco Systems, Inc.	3.3
Oracle Corp.	3.0
IBM Corp.	2.8
Texas Instruments, Inc.	2.4
salesforce.com, Inc.	2.4
Broadcom, Inc.	2.0
Adobe, Inc.	2.0
TOTAL	36.1

The value of a $10,000 investment calculated at market value from inception through period end would be $22,325.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Technology Index is designed to comprise securities in the technology sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Technology Index comprises securities of the Russell 1000 Index classified in the technology sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.59
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       21

Multifactor Utilities ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	Since fund inception[1]
Net asset value	-5.16	6.34	28.61
Market price	-5.10	6.35	28.66
John Hancock Dimensional Utilities Index[2]	-4.81	6.85	31.14
Russell 1000 Utilities Index[3]	1.25	5.67	25.33

INDUSTRY COMPOSITION (%)

Electric utilities	54.0
Multi-utilities	32.7
Gas utilities	5.2
Independent power and renewable electricity producers	4.0
Water utilities	4.0
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Consolidated Edison, Inc.	5.5
Public Service Enterprise Group, Inc.	5.0
PPL Corp.	4.6
Exelon Corp.	4.4
The Southern Company	4.3
Edison International	4.2
Entergy Corp.	3.8
NextEra Energy, Inc.	3.7
DTE Energy Company	3.7
Duke Energy Corp.	3.6
TOTAL	42.8

The value of a $10,000 investment calculated at market value from inception through period end would be $12,866.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Utilities Index is designed to comprise securities in the utilities sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The utilities sector is composed of companies involved in areas such as the provision of gas, electric, and water power, energy trading, or the provision of related infrastructure or services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Utilities Index comprises securities of the Russell 1000 Index classified in the utilities sector.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.82
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       22

Premium/discount analysis (unaudited)

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally, due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between each fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Data presented represents past performance and cannot be used to predict future results.

PERIOD ENDED APRIL 30, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Consumer Discretionary ETF
0 - < 25	159	62.85%	90	35.57%
25 - < 50	2	0.79%	1	0.40%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	1	0.40%
Total	161	63.64%	92	36.37%
Multifactor Consumer Staples ETF
0 - < 25	94	37.15%	153	60.47%
25 - < 50	3	1.19%	3	1.19%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	97	38.34%	156	61.66%
Multifactor Developed International ETF
0 - < 25	73	28.85%	62	24.51%
25 - < 50	32	12.65%	29	11.46%
50 - < 75	16	6.32%	8	3.16%
75 - < 100	9	3.56%	3	1.19%
100 or Above	14	5.53%	7	2.77%
Total	144	56.91%	109	43.09%
Multifactor Emerging Markets ETF
0 - < 25	41	16.21%	46	18.18%
25 - < 50	25	9.88%	34	13.44%
50 - < 75	17	6.72%	29	11.46%
75 - < 100	7	2.77%	13	5.14%
100 or Above	24	9.49%	17	6.72%
Total	114	45.07%	139	54.94%
Multifactor Energy ETF
0 - < 25	147	58.10%	90	35.57%
25 - < 50	1	0.40%	4	1.58%
50 - < 75	1	0.40%	5	1.98%
75 - < 100	0	0.00%	3	1.19%
100 or Above	0	0.00%	2	0.79%
Total	149	58.90%	104	41.11%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       23

PERIOD ENDED APRIL 30, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Financials ETF
0 - < 25	87	34.39%	163	64.43%
25 - < 50	2	0.79%	1	0.40%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	89	35.18%	164	64.83%
Multifactor Healthcare ETF
0 - < 25	187	73.91%	63	24.90%
25 - < 50	1	0.40%	0	0.00%
50 - < 75	1	0.40%	0	0.00%
75 - < 100	0	0.00%	1	0.40%
100 or Above	0	0.00%	0	0.00%
Total	189	74.71%	64	25.30%
Multifactor Industrials ETF
0 - < 25	130	51.38%	120	47.43%
25 - < 50	3	1.19%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	133	52.57%	120	47.43%
Multifactor Large Cap ETF
0 - < 25	81	32.02%	167	66.01%
25 - < 50	2	0.79%	1	0.40%
50 - < 75	1	0.40%	0	0.00%
75 - < 100	0	0.00%	1	0.40%
100 or Above	0	0.00%	0	0.00%
Total	84	33.21%	169	66.81%
Multifactor Materials ETF
0 - < 25	88	34.78%	164	64.82%
25 - < 50	1	0.40%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	89	35.18%	164	64.82%
Multifactor Media and Communications ETF
0 - < 25	121	47.83%	128	50.59%
25 - < 50	1	0.40%	1	0.40%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	1	0.40%	1	0.40%
Total	123	48.63%	130	51.39%
Multifactor Mid Cap ETF
0 - < 25	39	15.42%	212	83.79%
25 - < 50	1	0.40%	1	0.40%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	40	15.82%	213	84.19%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       24

PERIOD ENDED APRIL 30, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Small Cap ETF
0 - < 25	32	12.65%	208	82.21%
25 - < 50	1	0.40%	5	1.98%
50 - < 75	0	0.00%	1	0.40%
75 - < 100	0	0.00%	1	0.40%
100 or Above	2	0.79%	3	1.19%
Total	35	13.84%	218	86.18%
Multifactor Technology ETF
0 - < 25	105	41.50%	145	57.31%
25 - < 50	0	0.00%	1	0.40%
50 - < 75	0	0.00%	2	0.79%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	105	41.50%	148	58.50%
Multifactor Utilities ETF
0 - < 25	66	26.09%	185	73.12%
25 - < 50	1	0.40%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	1	0.40%
Total	67	26.49%	186	73.52%

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       25

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
Transaction costs, which may include creation and redemption fees and brokerage charges.
Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during 4-30-2020[1]	Annualized expense ratio
Multifactor Consumer Discretionary ETF
Actual expenses/actual returns	$1,000.00	$ 885.10	$1.87	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Consumer Staples ETF
Actual expenses/actual returns	$1,000.00	$ 977.50	$1.97	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$ 850.90	$2.02	0.44%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.21	0.44%
Multifactor Emerging Markets ETF
Actual expenses/actual returns	$1,000.00	$ 865.20	$2.50	0.54%
Hypothetical example for comparison purposes	1,000.00	1,022.20	2.72	0.54%
26	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during 4-30-2020[1]	Annualized expense ratio
Multifactor Energy ETF
Actual expenses/actual returns	$1,000.00	$ 649.50	$1.64	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Financials ETF
Actual expenses/actual returns	$1,000.00	$ 812.70	$1.80	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Healthcare ETF
Actual expenses/actual returns	$1,000.00	$1,078.80	$2.07	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Industrials ETF
Actual expenses/actual returns	$1,000.00	$ 837.20	$1.83	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$ 933.10	$1.59	0.33%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.66	0.33%
Multifactor Materials ETF
Actual expenses/actual returns	$1,000.00	$ 855.50	$1.85	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Media and Communications ETF
Actual expenses/actual returns	$1,000.00	$ 937.80	$1.93	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$ 875.70	$1.96	0.42%
Hypothetical example for comparison purposes	1,000.00	1,022.80	2.11	0.42%
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$ 822.30	$2.22	0.49%
Hypothetical example for comparison purposes	1,000.00	1,022.40	2.46	0.49%
Multifactor Technology ETF
Actual expenses/actual returns	$1,000.00	$1,045.80	$2.03	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%
Multifactor Utilities ETF
Actual expenses/actual returns	$1,000.00	$ 868.40	$1.86	0.40%
Hypothetical example for comparison purposes	1,000.00	1,022.90	2.01	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	27

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$31,155,726
(Cost $33,719,074)
Communication services – 0.8%		258,827
Entertainment – 0.8%
Madison Square Garden Entertainment Corp. (A)	472	39,034
Madison Square Garden Sports Corp. (A)	472	80,863
Roku, Inc. (A)	1,146	138,930
Consumer discretionary – 91.4%		28,486,899
Automobiles – 5.1%
Ford Motor Company	84,401	429,601
General Motors Company	19,481	434,231
Harley-Davidson, Inc. (B)	4,348	94,917
Tesla, Inc. (A)	705	551,225
Thor Industries, Inc. (B)	990	65,538
Distributors – 1.6%
Genuine Parts Company	3,831	303,722
LKQ Corp. (A)	7,274	190,215
Diversified consumer services – 2.2%
Bright Horizons Family Solutions, Inc. (A)	1,465	170,599
Chegg, Inc. (A)	2,737	117,007
frontdoor, Inc. (A)	1,623	62,826
Grand Canyon Education, Inc. (A)	1,215	104,514
H&R Block, Inc.	5,319	88,561
Laureate Education, Inc., Class A (A)	2,567	24,309
ServiceMaster Global Holdings, Inc. (A)	3,367	114,646
Hotels, restaurants and leisure – 19.7%
Carnival Corp. (B)	3,800	60,420
Chipotle Mexican Grill, Inc. (A)	682	599,171
Choice Hotels International, Inc. (B)	796	59,740
Churchill Downs, Inc.	916	91,802
Cracker Barrel Old Country Store, Inc.	864	84,154
Darden Restaurants, Inc.	3,494	257,822
Domino's Pizza, Inc.	807	292,078
Dunkin' Brands Group, Inc.	1,668	104,817
Eldorado Resorts, Inc. (A)(B)	1,150	24,656
Hilton Worldwide Holdings, Inc.	5,531	418,752
Hyatt Hotels Corp., Class A	1,080	60,761
Las Vegas Sands Corp.	6,727	323,031
Marriott International, Inc., Class A	3,469	315,471
Marriott Vacations Worldwide Corp.	948	78,684
McDonald's Corp.	4,888	916,793
MGM Resorts International	11,462	192,905
Norwegian Cruise Line Holdings, Ltd. (A)	6,057	99,335
Planet Fitness, Inc., Class A (A)	1,878	113,300
Royal Caribbean Cruises, Ltd.	4,580	214,203
Starbucks Corp.	7,848	602,177
Texas Roadhouse, Inc.	1,646	77,510
The Wendy's Company	5,003	99,360
Vail Resorts, Inc.	1,000	171,000
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Destinations, Inc.	2,133	$54,541
Wyndham Hotels & Resorts, Inc.	2,544	95,934
Wynn Resorts, Ltd.	3,296	281,907
Yum! Brands, Inc.	5,169	446,757
Household durables – 2.6%
Garmin, Ltd.	3,311	268,721
Helen of Troy, Ltd. (A)	616	101,196
Mohawk Industries, Inc. (A)	1,355	118,861
Tempur Sealy International, Inc. (A)	1,782	95,783
Whirlpool Corp.	1,917	214,206
Internet and direct marketing retail – 16.1%
Amazon.com, Inc. (A)	1,077	2,664,498
Booking Holdings, Inc. (A)	526	778,780
Chewy, Inc., Class A (A)(B)	702	30,354
eBay, Inc.	26,584	1,058,841
Etsy, Inc. (A)	2,163	140,314
Expedia Group, Inc.	3,264	231,679
Wayfair, Inc., Class A (A)	974	120,815
Leisure products – 1.7%
Brunswick Corp.	1,775	84,703
Hasbro, Inc.	3,057	220,746
Mattel, Inc. (A)	5,795	50,532
Peloton Interactive, Inc., Class A (A)	660	20,790
Polaris, Inc.	2,253	159,805
Multiline retail – 7.6%
Dollar General Corp.	3,529	618,634
Dollar Tree, Inc. (A)	7,083	564,303
Kohl's Corp.	5,341	98,595
Macy's, Inc. (B)	7,691	45,069
Nordstrom, Inc. (B)	5,074	95,290
Target Corp.	8,598	943,545
Specialty retail – 25.2%
Advance Auto Parts, Inc.	1,875	226,705
AutoNation, Inc. (A)	1,927	71,761
AutoZone, Inc. (A)	475	484,652
Best Buy Company, Inc.	9,393	720,725
Burlington Stores, Inc. (A)	1,761	321,717
CarMax, Inc. (A)	5,045	371,564
Carvana Company (A)(B)	683	54,715
Five Below, Inc. (A)	1,499	135,150
Floor & Decor Holdings, Inc., Class A (A)	1,671	70,850
Foot Locker, Inc.	2,880	73,814
L Brands, Inc.	4,104	48,797
Lowe's Companies, Inc.	6,541	685,170
O'Reilly Automotive, Inc. (A)	1,896	732,501
Penske Automotive Group, Inc.	598	21,516
Ross Stores, Inc.	7,163	654,412
The Gap, Inc.	5,984	48,590
The Home Depot, Inc.	7,052	1,550,241
28	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The TJX Companies, Inc.	13,533	$663,794
Tractor Supply Company	3,920	397,606
Ulta Beauty, Inc. (A)	1,637	356,735
Williams-Sonoma, Inc.	2,906	179,707
Textiles, apparel and luxury goods – 9.6%
Capri Holdings, Ltd. (A)	3,483	53,116
Carter's, Inc.	1,200	93,840
Columbia Sportswear Company	882	64,289
Deckers Outdoor Corp. (A)	935	139,091
Hanesbrands, Inc. (B)	17,177	170,739
Levi Strauss & Company, Class A (B)	1,095	14,115
Lululemon Athletica, Inc. (A)	2,560	572,109
NIKE, Inc., Class B	11,948	1,041,627
PVH Corp.	1,412	69,513
Ralph Lauren Corp.	1,409	103,956
Skechers U.S.A., Inc., Class A (A)	3,317	93,473
Tapestry, Inc.	5,059	75,278
Under Armour, Inc., Class A (A)	4,783	49,839
Under Armour, Inc., Class C (A)	4,950	45,887
VF Corp.	7,130	414,253
Consumer staples – 1.5%		480,185
Personal products – 1.5%
Coty, Inc., Class A	7,028	38,303
The Estee Lauder Companies, Inc., Class A	2,505	441,882
Industrials – 6.2%		1,929,815
Building products – 1.6%
Allegion PLC	3,223	324,040
Fortune Brands Home & Security, Inc.	3,440	165,808
Commercial services and supplies – 1.9%
Copart, Inc. (A)	5,801	464,718
Rollins, Inc.	3,288	131,520
Machinery – 1.3%
Stanley Black & Decker, Inc.	3,747	412,919
Road and rail – 1.2%
Lyft, Inc., Class A (A)	925	30,368
Uber Technologies, Inc. (A)	10,790	326,613
Trading companies and distributors – 0.2%
SiteOne Landscape Supply, Inc. (A)	833	73,829

SHORT-TERM INVESTMENTS – 2.2%		$679,305
(Cost $679,128)
Short-term funds – 2.2%		679,305
John Hancock Collateral Trust, 0.6614% (C)(D)	64,449	645,028
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	34,277	$34,277
Total investments (Multifactor Consumer Discretionary ETF) (Cost $34,398,202) 102.1%		$31,835,031
Other assets and liabilities, net (2.1%)		(663,715)
Total net assets 100.0%		$31,171,316

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$19,197,670
(Cost $20,011,093)
Consumer discretionary – 0.7%		143,339
Household durables – 0.7%
Newell Brands, Inc.	10,327	143,339
Consumer staples – 96.6%		18,564,761
Beverages – 19.7%
Brown-Forman Corp., Class A	1,078	61,144
Brown-Forman Corp., Class B	6,476	402,807
Constellation Brands, Inc., Class A	1,932	318,181
Keurig Dr. Pepper, Inc.	12,262	324,453
Molson Coors Beverage Company, Class B	4,730	193,977
Monster Beverage Corp. (A)	4,026	248,847
PepsiCo, Inc.	8,678	1,148,013
The Boston Beer Company, Inc., Class A (A)	241	112,429
The Coca-Cola Company	21,417	982,826
Food and staples retailing – 22.1%
Casey's General Stores, Inc.	1,072	162,312
Costco Wholesale Corp.	3,237	980,811
Performance Food Group Company (A)	3,076	90,281
Sysco Corp.	6,106	343,585
The Kroger Company	29,808	942,231
US Foods Holding Corp. (A)	6,763	145,405
Walgreens Boots Alliance, Inc.	6,641	287,489
Walmart, Inc.	10,600	1,288,430
Food products – 29.6%
Archer-Daniels-Midland Company	13,886	515,726
Beyond Meat, Inc. (A)	473	46,822
Bunge, Ltd.	3,584	142,177
Campbell Soup Company	5,972	298,481
Conagra Brands, Inc.	12,124	405,427
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Darling Ingredients, Inc. (A)	3,116	$64,158
Flowers Foods, Inc.	4,394	97,898
General Mills, Inc.	8,144	487,744
Hormel Foods Corp.	6,364	298,153
Ingredion, Inc.	1,886	153,143
Kellogg Company	7,494	490,857
Lamb Weston Holdings, Inc.	3,378	207,274
Lancaster Colony Corp.	557	74,989
McCormick & Company, Inc.	2,846	446,367
Mondelez International, Inc., Class A	11,697	601,694
Pilgrim's Pride Corp. (A)	1,872	41,184
Post Holdings, Inc. (A)	2,058	189,027
Seaboard Corp.	9	27,100
The Hershey Company	1,912	253,206
The J.M. Smucker Company	2,812	323,127
The Kraft Heinz Company	4,185	126,931
Tyson Foods, Inc., Class A	6,374	396,399
Household products – 17.3%
Church & Dwight Company, Inc.	5,795	405,592
Colgate-Palmolive Company	9,350	657,025
Kimberly-Clark Corp.	3,343	462,939
Reynolds Consumer Products, Inc.	820	26,593
The Clorox Company	3,144	586,167
The Procter & Gamble Company	10,084	1,188,601
Personal products – 0.4%
Herbalife Nutrition, Ltd. (A)	2,232	83,363
Tobacco – 7.5%
Altria Group, Inc.	17,623	691,703
Philip Morris International, Inc.	9,942	741,673
Materials – 2.6%		489,570
Chemicals – 2.6%
Corteva, Inc.	18,693	489,570

SHORT-TERM INVESTMENTS – 0.1%		$8,249
(Cost $8,249)
Short-term funds – 0.1%		8,249
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (B)	8,249	8,249
Total investments (Multifactor Consumer Staples ETF) (Cost $20,019,342) 100.0%		$19,205,919
Other assets and liabilities, net 0.0%		5,265
Total net assets 100.0%		$19,211,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%		$426,168,986
(Cost $459,076,756)
Australia - 6.2%		26,988,576
Afterpay, Ltd. (A)(B)	2,904	59,319
AGL Energy, Ltd.	73,939	820,997
APA Group	83,509	597,033
Aristocrat Leisure, Ltd.	18,616	310,669
ASX, Ltd.	9,490	506,679
Aurizon Holdings, Ltd.	264,189	811,204
Australia & New Zealand Banking Group, Ltd.	76,962	851,541
BHP Group PLC	67,166	1,132,027
BHP Group, Ltd.	82,360	1,744,347
Brambles, Ltd.	51,900	376,487
Caltex Australia, Ltd.	3,400	55,471
CIMIC Group, Ltd.	7,466	120,440
Coca-Cola Amatil, Ltd.	16,424	93,334
Cochlear, Ltd.	4,552	549,846
Coles Group, Ltd.	34,175	347,027
Commonwealth Bank of Australia	44,202	1,814,189
Computershare, Ltd.	35,860	285,956
Crown Resorts, Ltd.	27,907	180,697
CSL, Ltd.	12,348	2,501,586
Dexus	31,125	186,658
Evolution Mining, Ltd.	69,726	233,270
Fortescue Metals Group, Ltd.	144,906	1,134,645
Goodman Group	27,214	234,294
Insurance Australia Group, Ltd.	52,231	197,651
Lendlease Group (A)	8,263	66,130
Lendlease Group, Stapled Security	47,440	383,889
Macquarie Group, Ltd.	11,591	779,049
Magellan Financial Group, Ltd.	7,058	235,757
Medibank Pvt., Ltd.	230,345	407,179
Mirvac Group	107,872	158,197
National Australia Bank, Ltd.	67,595	750,555
National Australia Bank, Ltd., No-Par Value Stock (A)	4,846	53,348
Newcrest Mining, Ltd.	14,745	292,406
Northern Star Resources, Ltd.	25,296	211,819
Oil Search, Ltd.	148,358	296,246
Orica, Ltd.	16,111	189,018
Origin Energy, Ltd.	126,487	460,429
Qantas Airways, Ltd.	88,371	223,326
QBE Insurance Group, Ltd.	48,950	270,802
Ramsay Health Care, Ltd.	11,334	464,589
REA Group, Ltd. (B)	4,123	240,321
Santos, Ltd.	208,785	675,256
Scentre Group	60,533	92,340
Sonic Healthcare, Ltd.	22,250	396,079
South32, Ltd.	162,017	210,554
Stockland	86,528	163,152
Suncorp Group, Ltd.	66,969	402,932
30	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Sydney Airport	22,788	$93,992
Tabcorp Holdings, Ltd.	145,228	306,160
Telstra Corp., Ltd.	135,147	269,866
The GPT Group	56,986	157,816
TPG Telecom, Ltd.	13,855	66,762
Transurban Group	29,598	267,414
Treasury Wine Estates, Ltd.	25,262	167,871
Vicinity Centres	91,712	89,465
Wesfarmers, Ltd.	25,258	623,257
Westpac Banking Corp.	95,343	1,016,215
Woodside Petroleum, Ltd.	30,260	444,762
Woolworths Group, Ltd.	39,147	916,256
Austria - 0.2%		689,359
ANDRITZ AG	2,312	75,970
Erste Group Bank AG (A)	8,709	189,110
OMV AG	4,537	148,584
Raiffeisen Bank International AG	6,850	118,019
Telekom Austria AG	3,106	21,841
Verbund AG	1,135	51,417
voestalpine AG	4,079	84,418
Belgium - 0.9%		4,107,749
Ackermans & van Haaren NV	2,447	324,036
Ageas	20,156	725,225
Anheuser-Busch InBev SA/NV	19,577	898,020
Colruyt SA	4,546	271,966
Elia Group SA/NV	2,969	341,454
Galapagos NV (A)	705	155,676
Galapagos NV (Euronext Amsterdam) (A)	30	6,621
KBC Group NV	8,398	453,294
Proximus SADP	12,713	271,111
Solvay SA (B)	2,489	194,215
Telenet Group Holding NV	1,420	59,227
UCB SA	1,499	137,161
Umicore SA	6,249	269,743
Chile - 0.1%		250,945
Antofagasta PLC	24,471	250,945
Denmark - 2.1%		9,253,571
A.P. Moller - Maersk A/S, Series A	112	103,356
A.P. Moller - Maersk A/S, Series B	131	130,218
Carlsberg A/S, Class B	3,232	407,449
Chr. Hansen Holding A/S	6,650	572,959
Coloplast A/S, B Shares	2,669	422,061
Danske Bank A/S (A)	31,103	368,999
DSV Panalpina A/S	7,215	744,314
Genmab A/S (A)	4,163	1,000,920
Novo Nordisk A/S, B Shares	42,502	2,710,258
Novozymes A/S, B Shares	15,114	740,316
Orsted A/S (C)	5,575	563,504
Tryg A/S	6,308	166,993
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
Vestas Wind Systems A/S	15,362	$1,322,224
Finland - 1.4%		6,135,836
Elisa OYJ	10,342	628,002
Fortum OYJ	13,747	228,115
Kesko OYJ, A Shares	6,616	107,248
Kesko OYJ, B Shares	17,628	286,723
Kone OYJ, Class B	11,310	685,295
Neste OYJ	12,126	429,394
Nokia OYJ	90,467	329,370
Nordea Bank ABP	81,331	520,861
Orion OYJ, Class A	713	35,221
Orion OYJ, Class B	3,509	178,257
Sampo OYJ, A Shares	6,800	225,229
Stora Enso OYJ, R Shares	64,586	764,003
UPM-Kymmene OYJ	54,589	1,510,329
Wartsila OYJ ABP	28,298	207,789
France - 9.6%		41,353,498
Aeroports de Paris	2,371	232,168
Air Liquide SA	13,626	1,732,741
Airbus SE (A)	13,252	840,123
AXA SA	58,597	1,039,480
BNP Paribas SA	28,176	884,944
Bouygues SA (A)	44,883	1,381,897
Capgemini SE	11,978	1,124,866
Cie de Saint-Gobain	38,857	1,030,379
Cie Generale des Etablissements Michelin SCA	27,768	2,709,913
Credit Agricole SA	93,815	748,266
Danone SA	14,952	1,036,004
Dassault Systemes SE	4,653	680,628
Electricite de France SA	30,609	243,868
Engie SA	128,863	1,397,886
EssilorLuxottica SA	5,606	691,699
Hermes International	689	503,963
Kering SA	1,642	827,662
Legrand SA	22,188	1,495,091
L'Oreal SA	3,059	888,894
LVMH Moet Hennessy Louis Vuitton SE	6,954	2,684,511
Orange SA	317,609	3,873,611
Pernod Ricard SA	5,734	873,611
Peugeot SA	97,524	1,396,646
Safran SA	10,940	1,009,173
Sanofi	23,456	2,291,412
Sartorius Stedim Biotech	843	202,211
Schneider Electric SE	16,127	1,474,229
Societe Generale SA	42,743	667,602
Sodexo SA (B)	7,429	589,931
Thales SA	8,467	641,198
TOTAL SA	72,353	2,603,304
Unibail-Rodamco-Westfield (B)	6,331	372,513
Veolia Environnement SA	17,473	372,907
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Vinci SA	16,479	$1,348,294
Vivendi SA	67,733	1,461,873
Germany - 8.3%		36,015,369
adidas AG	3,967	908,985
Allianz SE	11,403	2,109,261
BASF SE	27,915	1,427,408
Bayer AG	48,322	3,183,035
Bayerische Motoren Werke AG	22,095	1,308,045
Beiersdorf AG	5,022	525,747
Continental AG	3,959	334,762
Daimler AG	28,865	997,005
Delivery Hero SE (A)(C)	2,006	169,182
Deutsche Bank AG	145,400	1,079,441
Deutsche Boerse AG	5,641	875,815
Deutsche Post AG	24,914	740,877
Deutsche Telekom AG	100,785	1,470,944
Deutsche Wohnen SE	39,253	1,590,771
E.ON SE	28,604	286,544
Evonik Industries AG	21,830	537,027
Fresenius Medical Care AG & Company KGaA	21,610	1,696,151
Fresenius SE & Company KGaA	35,526	1,542,068
Hannover Rueck SE	3,514	560,013
Hapag-Lloyd AG (C)	876	125,884
HeidelbergCement AG	14,156	672,610
Henkel AG & Company KGaA	1,558	121,331
Infineon Technologies AG	93,271	1,731,607
Knorr-Bremse AG	2,902	269,733
Merck KGaA	1,623	188,611
MTU Aero Engines AG	3,489	475,013
Muenchener Rueckversicherungs-Gesellschaft AG	4,709	1,035,680
RWE AG	33,001	948,471
SAP SE	12,868	1,535,435
Siemens AG	12,221	1,133,498
Siemens Healthineers AG (C)	3,057	134,603
Symrise AG	8,175	826,640
Traton SE (A)	2,980	44,926
Volkswagen AG	2,779	414,875
Vonovia SE	86,855	4,285,709
Wirecard AG	7,349	727,662
Hong Kong - 3.6%		15,759,919
AIA Group, Ltd.	221,724	2,057,833
BOC Hong Kong Holdings, Ltd.	163,795	503,913
Budweiser Brewing Company APAC, Ltd. (A)(C)	11,800	32,193
CK Asset Holdings, Ltd.	156,896	991,687
CK Hutchison Holdings, Ltd.	144,273	1,068,227
CK Infrastructure Holdings, Ltd.	49,929	297,551
CLP Holdings, Ltd.	99,571	1,063,481
Galaxy Entertainment Group, Ltd.	74,641	485,742
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Hang Seng Bank, Ltd.	38,889	$684,741
Henderson Land Development Company, Ltd.	107,398	439,159
HKT Trust & HKT, Ltd.	417,337	670,767
Hong Kong & China Gas Company, Ltd.	200,484	358,434
Hong Kong Exchanges & Clearing, Ltd.	40,625	1,320,567
Hongkong Land Holdings, Ltd.	80,400	338,484
Link REIT	51,526	462,596
MTR Corp., Ltd.	54,005	299,898
New World Development Company, Ltd.	673,060	794,404
Power Assets Holdings, Ltd.	106,573	712,792
Sun Hung Kai Properties, Ltd.	49,662	681,605
Swire Pacific, Ltd., Class A	38,664	253,858
Swire Pacific, Ltd., Class B	68,128	74,523
Swire Properties, Ltd.	84,801	237,918
Techtronic Industries Company, Ltd.	118,577	903,206
Wharf Real Estate Investment Company, Ltd.	86,992	367,500
Wheelock & Company, Ltd.	90,001	658,840
Ireland - 1.1%		4,604,534
CRH PLC	30,972	934,596
DCC PLC	4,884	348,557
Experian PLC	27,449	822,638
Flutter Entertainment PLC (B)	2,749	336,326
ICON PLC (A)	2,768	444,181
James Hardie Industries PLC	29,460	432,425
Kerry Group PLC, Class A	2,025	232,223
Kingspan Group PLC	4,914	250,277
Smurfit Kappa Group PLC	25,626	803,311
Israel - 0.4%		1,615,363
Azrieli Group, Ltd.	736	43,915
Bank Hapoalim BM	32,401	209,852
Bank Leumi Le-Israel BM	56,194	305,830
Check Point Software Technologies, Ltd. (A)	2,713	286,873
Elbit Systems, Ltd.	713	97,473
Isracard, Ltd.	1,600	4,218
Israel Chemicals, Ltd.	12,695	44,512
Mizrahi Tefahot Bank, Ltd.	4,517	93,362
Nice, Ltd. (A)	1,197	200,127
Teva Pharmaceutical Industries, Ltd. (A)	25,565	282,763
Wix.com, Ltd. (A)	355	46,438
Italy - 2.1%		8,903,259
Amplifon SpA	2,484	56,890
Assicurazioni Generali SpA	26,162	372,948
Atlantia SpA	11,543	187,812
Davide Campari-Milano SpA	29,251	226,513
DiaSorin SpA	1,605	273,011
Enel SpA	162,731	1,111,500
Eni SpA	130,937	1,249,721
Ferrari NV	3,753	589,469
FinecoBank Banca Fineco SpA (A)	35,997	399,795
32	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Hera SpA	42,686	$157,935
Infrastrutture Wireless Italiane SpA (C)	5,801	61,346
Intesa Sanpaolo SpA	346,891	540,668
Leonardo SpA	44,316	305,506
Mediobanca Banca di Credito Finanziario SpA	63,489	367,725
Moncler SpA	14,148	531,523
Nexi SpA (A)(C)	3,404	51,545
Poste Italiane SpA (C)	7,925	67,289
Prysmian SpA	13,662	256,932
Recordati SpA	7,688	334,048
Snam SpA	39,798	178,199
Telecom Italia SpA (A)(B)	1,161,434	459,998
Terna Rete Elettrica Nazionale SpA	103,298	647,174
UniCredit SpA (A)	48,013	369,646
UnipolSai Assicurazioni SpA (B)	43,154	106,066
Japan - 26.8%		115,963,336
ABC-Mart, Inc.	1,700	87,595
Acom Company, Ltd.	15,900	65,126
Advantest Corp.	12,400	611,100
Aeon Company, Ltd.	20,500	416,288
AGC, Inc.	14,200	358,403
Aisin Seiki Company, Ltd.	13,400	390,340
Ajinomoto Company, Inc.	16,500	295,638
Alfresa Holdings Corp.	7,700	155,390
ANA Holdings, Inc. (A)	10,100	217,329
Asahi Group Holdings, Ltd.	9,800	342,750
Asahi Intecc Company, Ltd.	12,100	323,957
Asahi Kasei Corp.	64,300	459,994
Astellas Pharma, Inc.	39,700	663,244
Bandai Namco Holdings, Inc.	7,101	360,645
Bridgestone Corp.	38,100	1,203,552
Brother Industries, Ltd.	17,800	305,614
Canon, Inc.	22,700	484,950
Central Japan Railway Company	7,644	1,215,563
Chubu Electric Power Company, Inc.	38,000	518,287
Chugai Pharmaceutical Company, Ltd.	4,300	515,107
Coca-Cola Bottlers Japan Holdings, Inc.	8,400	152,784
Concordia Financial Group, Ltd.	98,200	304,881
CyberAgent, Inc.	7,000	297,190
Dai Nippon Printing Company, Ltd.	27,224	582,999
Daifuku Company, Ltd.	9,100	640,791
Dai-ichi Life Holdings, Inc.	36,900	469,640
Daiichi Sankyo Company, Ltd.	8,300	572,971
Daikin Industries, Ltd.	6,847	896,734
Daito Trust Construction Company, Ltd.	3,986	384,491
Daiwa House Industry Company, Ltd.	31,400	809,702
Daiwa House REIT Investment Corp.	33	80,390
Daiwa Securities Group, Inc.	103,100	432,319
Denso Corp.	11,400	406,385
Dentsu Group, Inc.	4,300	91,601
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Disco Corp.	1,298	$295,566
East Japan Railway Company	20,200	1,487,208
Eisai Company, Ltd.	3,272	230,403
Electric Power Development Company, Ltd.	16,200	327,227
FamilyMart Company, Ltd.	4,200	71,993
FANUC Corp.	2,670	445,187
Fast Retailing Company, Ltd.	1,719	827,872
Fuji Electric Company, Ltd.	5,993	145,377
FUJIFILM Holdings Corp.	13,100	629,550
Fujitsu, Ltd.	3,200	315,257
GMO Payment Gateway, Inc.	2,000	180,483
Hakuhodo DY Holdings, Inc.	15,400	173,103
Hamamatsu Photonics KK	4,600	203,469
Hankyu Hanshin Holdings, Inc.	27,300	944,593
Hikari Tsushin, Inc.	1,041	204,335
Hino Motors, Ltd.	31,000	187,273
Hirose Electric Company, Ltd.	1,305	144,858
Hisamitsu Pharmaceutical Company, Inc.	1,800	85,510
Hitachi Construction Machinery Company, Ltd.	15,600	371,418
Hitachi Metals, Ltd.	22,700	224,166
Hitachi, Ltd.	32,100	972,891
Honda Motor Company, Ltd.	54,654	1,334,215
Hoshizaki Corp.	2,600	200,346
Hoya Corp.	12,900	1,190,175
Hulic Company, Ltd.	20,800	208,515
Idemitsu Kosan Company, Ltd.	23,659	546,479
Iida Group Holdings Company, Ltd.	12,200	164,173
Inpex Corp.	42,300	273,377
Isuzu Motors, Ltd.	32,400	249,935
ITOCHU Corp.	47,600	945,902
Itochu Techno-Solutions Corp.	5,500	169,729
Japan Airlines Company, Ltd.	10,200	185,047
Japan Exchange Group, Inc.	41,100	773,303
Japan Post Bank Company, Ltd.	10,800	100,895
Japan Post Holdings Company, Ltd.	30,200	244,232
Japan Post Insurance Company, Ltd.	1,300	16,801
Japan Real Estate Investment Corp.	40	218,450
Japan Retail Fund Investment Corp.	74	81,934
Japan Tobacco, Inc.	30,900	582,111
JFE Holdings, Inc.	20,100	136,086
JSR Corp.	8,600	164,062
JXTG Holdings, Inc.	107,600	385,080
Kajima Corp.	52,500	554,776
Kansai Paint Company, Ltd.	8,100	156,114
Kao Corp.	15,800	1,228,717
KDDI Corp.	53,100	1,543,815
Keikyu Corp.	12,500	207,135
Keio Corp.	5,570	317,735
Keisei Electric Railway Company, Ltd.	8,700	265,227
Keyence Corp.	2,170	786,748
Kikkoman Corp.	5,000	232,852
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kintetsu Group Holdings Company, Ltd.	16,300	$786,534
Kirin Holdings Company, Ltd.	27,900	542,293
Kobayashi Pharmaceutical Company, Ltd.	1,400	130,135
Koito Manufacturing Company, Ltd.	7,500	286,857
Komatsu, Ltd.	37,200	717,492
Konami Holdings Corp.	6,700	213,340
Kose Corp.	1,100	138,458
Kubota Corp.	24,300	306,093
Kuraray Company, Ltd.	38,900	394,693
Kyocera Corp.	11,400	616,081
Kyowa Kirin Company, Ltd.	3,200	75,350
Kyushu Railway Company	4,000	108,589
Lawson, Inc.	5,100	265,647
LINE Corp. (A)	600	29,569
Lion Corp.	12,100	254,707
LIXIL Group Corp.	32,600	398,754
M3, Inc.	13,300	483,817
Makita Corp.	5,300	174,461
Marubeni Corp.	55,900	273,920
Mazda Motor Corp.	67,300	385,165
Medipal Holdings Corp.	4,900	95,952
MEIJI Holdings Company, Ltd.	4,200	293,393
MINEBEA MITSUMI, Inc.	30,500	505,980
MISUMI Group, Inc.	14,100	340,979
Mitsubishi Chemical Holdings Corp.	47,700	275,401
Mitsubishi Corp.	47,000	1,010,894
Mitsubishi Electric Corp.	41,700	522,737
Mitsubishi Estate Company, Ltd.	15,900	262,063
Mitsubishi Heavy Industries, Ltd.	15,000	387,642
Mitsubishi Motors Corp.	12,700	36,223
Mitsubishi UFJ Financial Group, Inc.	353,370	1,435,158
Mitsubishi UFJ Lease & Finance Company, Ltd.	73,900	358,667
Mitsui & Company, Ltd.	58,200	824,003
Mitsui Chemicals, Inc.	20,300	403,589
Mitsui Fudosan Company, Ltd.	20,800	388,632
Mizuho Financial Group, Inc.	611,300	719,143
MonotaRO Company, Ltd.	8,400	272,577
MS&AD Insurance Group Holdings, Inc.	14,900	435,010
Murata Manufacturing Company, Ltd.	13,100	737,354
Nagoya Railroad Company, Ltd.	9,700	280,745
NEC Corp.	23,203	903,731
Nexon Company, Ltd.	4,600	75,021
NGK Insulators, Ltd.	20,000	266,330
NH Foods, Ltd.	4,192	151,121
Nidec Corp.	6,400	376,214
Nikon Corp.	32,300	304,167
Nintendo Company, Ltd.	2,017	842,185
Nippon Building Fund, Inc.	20	120,260
Nippon Express Company, Ltd.	12,200	603,526
Nippon Paint Holdings Company, Ltd.	1,900	110,338
Nippon Prologis REIT, Inc.	49	135,451
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nippon Shinyaku Company, Ltd.	1,200	$84,949
Nippon Steel Corp.	29,400	250,712
Nippon Telegraph & Telephone Corp.	95,166	2,174,130
Nissan Chemical Corp.	10,000	387,151
Nissan Motor Company, Ltd.	82,200	284,262
Nisshin Seifun Group, Inc.	11,400	179,313
Nissin Foods Holdings Company, Ltd.	2,716	224,524
Nitori Holdings Company, Ltd.	2,501	386,370
Nitto Denko Corp.	8,194	414,547
Nomura Holdings, Inc.	94,900	399,177
Nomura Real Estate Master Fund, Inc.	140	161,818
Nomura Research Institute, Ltd.	13,500	332,529
NSK, Ltd.	52,300	365,833
NTT Data Corp.	22,800	235,601
NTT DOCOMO, Inc.	37,900	1,115,717
Obayashi Corp.	107,300	955,249
Obic Company, Ltd.	800	121,345
Odakyu Electric Railway Company, Ltd.	24,600	545,900
Oji Holdings Corp.	103,400	531,818
Olympus Corp.	37,800	609,940
Omron Corp.	2,600	154,636
Ono Pharmaceutical Company, Ltd.	5,065	122,723
Oracle Corp. Japan	1,700	176,780
Oriental Land Company, Ltd.	2,500	319,820
ORIX Corp.	43,200	520,735
Orix JREIT, Inc.	46	55,793
Osaka Gas Company, Ltd.	44,900	839,343
Otsuka Corp.	8,600	389,648
Otsuka Holdings Company, Ltd.	9,100	362,094
Pan Pacific International Holdings Corp.	13,600	264,789
Panasonic Corp.	100,704	778,623
PeptiDream, Inc. (A)	5,000	189,367
Pigeon Corp.	4,100	147,038
Pola Orbis Holdings, Inc.	7,100	127,347
Rakuten, Inc.	18,800	161,040
Recruit Holdings Company, Ltd.	27,500	818,301
Renesas Electronics Corp. (A)	14,200	77,019
Resona Holdings, Inc.	121,300	382,271
Ricoh Company, Ltd.	58,600	405,517
Rohm Company, Ltd.	6,900	442,643
Ryohin Keikaku Company, Ltd.	19,000	229,560
Santen Pharmaceutical Company, Ltd.	15,600	277,761
SBI Holdings, Inc.	18,100	343,771
SCSK Corp.	1,600	72,717
Secom Company, Ltd.	2,661	224,083
Seibu Holdings, Inc.	17,500	211,928
Seiko Epson Corp.	36,100	414,221
Sekisui Chemical Company, Ltd.	67,500	864,778
Sekisui House, Ltd.	20,100	349,332
Seven & i Holdings Company, Ltd.	39,200	1,302,451
SG Holdings Company, Ltd.	9,800	274,200
34	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Sharp Corp. (A)	7,400	$82,972
Shimadzu Corp.	9,900	248,576
Shimano, Inc.	1,086	160,866
Shimizu Corp.	82,400	644,189
Shin-Etsu Chemical Company, Ltd.	8,098	909,875
Shionogi & Company, Ltd.	6,471	358,784
Shiseido Company, Ltd.	8,577	511,564
SMC Corp.	845	387,198
Softbank Corp.	30,700	420,300
SoftBank Group Corp.	54,936	2,380,123
Sohgo Security Services Company, Ltd.	2,100	101,529
Sompo Holdings, Inc.	11,200	366,578
Sony Corp.	28,000	1,815,084
Sony Financial Holdings, Inc.	9,600	185,473
Stanley Electric Company, Ltd.	11,500	266,166
Subaru Corp.	19,300	392,552
Sumitomo Chemical Company, Ltd.	187,600	585,948
Sumitomo Corp.	38,700	444,597
Sumitomo Dainippon Pharma Company, Ltd.	8,000	112,068
Sumitomo Electric Industries, Ltd.	50,000	520,643
Sumitomo Metal Mining Company, Ltd.	17,000	432,174
Sumitomo Mitsui Financial Group, Inc.	40,400	1,074,462
Sumitomo Mitsui Trust Holdings, Inc.	9,075	268,257
Sumitomo Realty & Development Company, Ltd.	6,600	179,820
Sundrug Company, Ltd.	5,200	179,679
Suntory Beverage & Food, Ltd.	2,800	106,177
Suzuki Motor Corp.	17,500	567,705
Sysmex Corp.	4,748	330,342
T&D Holdings, Inc.	42,200	370,560
Taisei Corp.	19,261	609,702
Taisho Pharmaceutical Holdings Company, Ltd.	3,029	190,631
Taiyo Nippon Sanso Corp.	15,900	250,094
Takeda Pharmaceutical Company, Ltd.	32,347	1,174,577
TDK Corp.	4,000	350,867
Terumo Corp.	15,400	514,413
The Chiba Bank, Ltd.	72,000	338,000
The Chugoku Electric Power Company, Inc.	33,700	455,699
The Kansai Electric Power Company, Inc.	41,200	425,735
The Shizuoka Bank, Ltd.	52,200	319,248
Tobu Railway Company, Ltd.	28,900	990,494
Toho Company, Ltd.	3,600	119,175
Tohoku Electric Power Company, Inc.	87,900	832,681
Tokio Marine Holdings, Inc.	22,500	1,070,136
Tokyo Century Corp.	5,400	186,085
Tokyo Electric Power Company Holdings, Inc. (A)	249,500	846,949
Tokyo Electron, Ltd.	3,257	698,701
Tokyo Gas Company, Ltd.	19,100	421,170
Tokyu Corp.	24,400	370,558
Toppan Printing Company, Ltd.	26,000	391,939
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Toray Industries, Inc.	95,300	$444,796
Toshiba Corp.	11,900	299,016
Tosoh Corp.	35,400	439,955
TOTO, Ltd.	7,600	269,360
Toyota Industries Corp.	5,100	258,970
Toyota Motor Corp.	104,728	6,528,422
Toyota Tsusho Corp.	7,200	174,252
Trend Micro, Inc.	10,900	557,563
Tsuruha Holdings, Inc.	2,200	295,843
Unicharm Corp.	13,400	494,974
United Urban Investment Corp.	78	79,360
USS Company, Ltd.	17,800	284,640
Welcia Holdings Company, Ltd.	1,500	108,851
West Japan Railway Company	8,381	522,524
Yakult Honsha Company, Ltd.	1,200	70,361
Yamada Denki Company, Ltd.	46,800	224,076
Yamaha Corp.	6,566	268,940
Yamaha Motor Company, Ltd.	35,700	468,388
Yamato Holdings Company, Ltd.	5,100	90,043
Yamazaki Baking Company, Ltd.	6,000	106,551
Yaskawa Electric Corp.	14,100	470,066
Z Holdings Corp.	47,700	186,901
ZOZO, Inc.	12,000	195,259
Luxembourg - 0.2%		960,820
ArcelorMittal SA	23,309	255,355
Aroundtown SA	44,284	238,156
Millicom International Cellular SA	14,838	390,426
Tenaris SA	10,978	76,883
Macau - 0.1%		373,869
Sands China, Ltd.	64,800	266,644
Wynn Macau, Ltd.	61,121	107,225
Mexico - 0.0%		83,435
Fresnillo PLC	9,293	83,435
Netherlands - 3.9%		17,080,278
ABN AMRO Bank NV (C)	28,617	219,409
Adyen NV (A)(C)	456	450,110
Akzo Nobel NV (B)	19,425	1,472,313
Argenx SE (A)	493	74,248
ASML Holding NV	7,326	2,171,741
Heineken Holding NV (B)	10,804	841,370
Heineken NV (B)	9,389	798,226
ING Groep NV	102,841	564,110
Just Eat Takeaway.com NV (A)(C)	2,050	208,864
Just Eat Takeaway.com NV (London Stock Exchange) (A)(C)	24	2,448
Koninklijke Ahold Delhaize NV	93,420	2,267,476
Koninklijke DSM NV	13,224	1,618,614
Koninklijke Philips NV	30,039	1,306,692
Prosus NV (A)	4,190	317,488
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
Royal Dutch Shell PLC, B Shares	191,076	$3,100,402
Wolters Kluwer NV (B)	22,672	1,666,767
New Zealand - 0.2%		1,078,871
a2 Milk Company, Ltd. (A)	20,999	254,313
Auckland International Airport, Ltd.	26,826	100,791
Fisher & Paykel Healthcare Corp., Ltd.	13,055	220,607
Meridian Energy, Ltd.	37,632	104,245
Ryman Healthcare, Ltd.	5,375	40,158
Spark New Zealand, Ltd.	56,799	155,587
Xero, Ltd. (A)	3,902	203,170
Norway - 0.5%		2,161,654
Adevinta ASA (A)	2,312	19,173
Aker BP ASA	3,713	61,801
DNB ASA	26,772	325,365
Equinor ASA	55,944	785,276
Gjensidige Forsikring ASA	2,696	47,749
Mowi ASA	9,546	163,933
Norsk Hydro ASA	29,603	75,807
Orkla ASA	9,355	84,894
Salmar ASA	1,348	52,762
Schibsted ASA, A Shares	1,701	36,185
Schibsted ASA, B Shares	3,149	61,350
Telenor ASA (B)	20,035	308,282
Yara International ASA	4,069	139,077
Portugal - 0.2%		723,566
EDP - Energias de Portugal SA	65,591	276,591
Galp Energia SGPS SA	12,885	148,398
Jeronimo Martins SGPS SA	17,684	298,577
Singapore - 1.1%		4,691,452
Ascendas Real Estate Investment Trust	49,792	105,052
CapitaLand Commercial Trust	55,400	63,362
CapitaLand Mall Trust	72,100	96,803
CapitaLand, Ltd. (A)	82,400	176,191
City Developments, Ltd.	44,800	253,327
DBS Group Holdings, Ltd.	36,458	516,944
Genting Singapore, Ltd.	150,200	83,759
Jardine Cycle & Carriage, Ltd.	2,800	40,000
Keppel Corp., Ltd.	49,000	208,155
Oversea-Chinese Banking Corp., Ltd.	107,240	688,676
Sea, Ltd., ADR (A)	2,103	116,885
Singapore Airlines, Ltd. (B)	74,600	323,795
Singapore Exchange, Ltd.	59,400	407,196
Singapore Technologies Engineering, Ltd.	47,900	116,713
Singapore Telecommunications, Ltd.	266,100	534,960
United Overseas Bank, Ltd.	59,324	857,178
Wilmar International, Ltd.	40,400	102,456
Spain - 2.6%		11,095,662
Aena SME SA (A)(C)	3,675	464,914
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Amadeus IT Group SA	14,244	$685,216
Banco Bilbao Vizcaya Argentaria SA	155,748	509,555
Banco Santander SA	470,650	1,050,337
CaixaBank SA	235,571	423,412
Cellnex Telecom SA (A)(C)	12,319	644,965
EDP Renovaveis SA	4,903	60,147
Endesa SA	10,402	230,715
Ferrovial SA	21,983	548,978
Grifols SA	31,769	1,080,782
Iberdrola SA	203,795	2,040,200
Industria de Diseno Textil SA	37,359	951,374
Naturgy Energy Group SA	36,500	644,053
Red Electrica Corp. SA	15,288	268,840
Repsol SA	90,292	822,228
Telefonica SA	146,329	669,946
Sweden - 2.7%		11,769,029
Alfa Laval AB (A)	9,930	186,559
Assa Abloy AB, B Shares (B)	12,107	218,224
Atlas Copco AB, A Shares	17,882	621,198
Atlas Copco AB, B Shares	10,844	338,958
Boliden AB (B)	42,581	873,226
Castellum AB	11,450	200,989
Electrolux AB, B Shares	27,681	382,175
Electrolux Professional AB, B Shares (A)	26,101	60,020
Epiroc AB, A Shares	20,060	201,520
Epiroc AB, B Shares	10,855	107,603
Essity AB, B Shares (A)	12,497	406,237
Fabege AB	14,154	169,476
Fastighets AB Balder, B Shares (A)	6,079	240,242
Hennes & Mauritz AB, B Shares (B)	25,369	353,761
Hexagon AB, B Shares (A)	5,410	269,802
Hufvudstaden AB, A Shares	3,613	46,387
Husqvarna AB, B Shares	30,839	186,792
ICA Gruppen AB (B)	3,368	146,966
Lundin Energy AB	3,252	84,470
Nibe Industrier AB, B Shares	12,262	229,555
Sandvik AB (A)	32,251	499,588
Securitas AB, B Shares (B)	23,080	272,810
Skandinaviska Enskilda Banken AB, A Shares	36,329	298,824
Skandinaviska Enskilda Banken AB, C Shares	371	3,320
Skanska AB, B Shares (A)	18,319	351,012
SKF AB, B Shares	68,671	1,093,637
Svenska Cellulosa AB SCA, B Shares (A)	63,377	682,942
Svenska Handelsbanken AB, A Shares (A)	43,543	402,565
Svenska Handelsbanken AB, B Shares (A)	1,743	17,364
Swedbank AB, A Shares	28,096	331,841
Swedish Match AB	2,608	161,705
Swedish Orphan Biovitrum AB (A)	7,279	141,597
Tele2 AB, B Shares	14,030	181,853
Telefonaktiebolaget LM Ericsson, B Shares	42,028	366,183
36	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Telia Company AB	69,672	$240,748
Trelleborg AB, B Shares (A)	16,390	211,101
Volvo AB, A Shares (A)	13,975	179,710
Volvo AB, B Shares (A)	78,050	1,008,069
Switzerland - 10.0%		43,242,867
ABB, Ltd.	62,243	1,181,788
Alcon, Inc. (A)	30,830	1,627,188
Chocoladefabriken Lindt & Spruengli AG	2	167,435
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	17	132,544
Cie Financiere Richemont SA	28,336	1,609,470
Coca-Cola HBC AG	20,456	519,914
Credit Suisse Group AG (A)	195,508	1,767,604
Givaudan SA	397	1,329,846
Glencore PLC (A)	368,638	683,988
LafargeHolcim, Ltd. (A)	37,940	1,573,970
Lonza Group AG (A)	5,339	2,331,093
Nestle SA	68,662	7,249,293
Novartis AG	55,056	4,692,438
Partners Group Holding AG	1,263	994,278
Roche Holding AG	15,807	5,493,921
Roche Holding AG, Bearer Shares	1,352	470,395
Schindler Holding AG	1,508	323,427
Schindler Holding AG, Participation Certificates	3,203	711,852
SGS SA	368	833,114
Sika AG (B)	9,590	1,586,824
STMicroelectronics NV	65,337	1,696,773
Swiss Re AG (B)	25,570	1,845,523
Swisscom AG	4,102	2,132,708
UBS Group AG (A)	86,644	928,248
Zurich Insurance Group AG	4,269	1,359,233
United Arab Emirates - 0.0%		1,764
NMC Health PLC	5,181	1,764
United Kingdom - 14.1%		61,218,999
3i Group PLC	106,588	1,054,048
Admiral Group PLC	16,452	483,516
Anglo American PLC	70,572	1,259,755
Ashtead Group PLC	39,857	1,093,452
Associated British Foods PLC	11,685	278,933
AstraZeneca PLC	30,222	3,172,391
Auto Trader Group PLC (C)	32,115	185,811
AVEVA Group PLC	1,582	71,238
Aviva PLC	309,811	944,907
BAE Systems PLC	108,296	694,470
Barclays PLC	474,507	633,832
Barratt Developments PLC	79,350	519,458
Berkeley Group Holdings PLC	4,169	219,966
BP PLC	1,048,193	4,139,617
British American Tobacco PLC	48,780	1,895,391
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
BT Group PLC	181,177	$265,206
Bunzl PLC	24,480	533,415
Burberry Group PLC	36,638	642,366
Clarivate Analytics PLC (A)	1,786	41,042
CNH Industrial NV (A)	71,536	447,554
Coca-Cola European Partners PLC (B)	27,943	1,109,466
Compass Group PLC	52,379	882,672
Croda International PLC	9,325	574,225
Diageo PLC	61,518	2,133,884
Ferguson PLC	16,877	1,221,069
Fiat Chrysler Automobiles NV	59,480	522,230
GlaxoSmithKline PLC	121,090	2,536,961
Halma PLC	23,795	627,289
Hargreaves Lansdown PLC	22,070	401,006
HSBC Holdings PLC	510,869	2,641,978
Imperial Brands PLC	56,438	1,195,248
Informa PLC	79,478	440,296
InterContinental Hotels Group PLC	7,359	334,905
Intertek Group PLC	12,028	720,647
ITV PLC	125,160	120,771
JD Sports Fashion PLC	25,394	169,571
Johnson Matthey PLC	9,791	246,071
Land Securities Group PLC	25,152	210,023
Legal & General Group PLC	422,769	1,091,050
Lloyds Banking Group PLC	1,704,202	693,030
London Stock Exchange Group PLC	4,580	430,732
M&G PLC	112,259	187,263
Melrose Industries PLC	311,917	392,571
Mondi PLC	40,964	728,547
National Grid PLC	109,319	1,287,613
Next PLC	12,880	767,795
Ocado Group PLC (A)	13,423	271,660
Persimmon PLC	23,665	658,189
Phoenix Group Holdings PLC	17,426	132,102
Prudential PLC	35,396	503,839
Reckitt Benckiser Group PLC	8,888	743,282
RELX PLC	61,108	1,384,717
Rentokil Initial PLC	128,318	767,673
Rightmove PLC	30,736	192,914
Rio Tinto PLC	32,143	1,493,829
Rio Tinto, Ltd.	18,452	1,057,167
Rolls-Royce Holdings PLC (A)	80,733	336,048
RSA Insurance Group PLC	76,183	347,090
Schroders PLC	5,499	184,086
Schroders PLC, Non-Voting Shares	3,570	95,914
Segro PLC	30,191	315,924
Severn Trent PLC	13,825	416,772
Smith & Nephew PLC	45,011	884,549
Smiths Group PLC	20,723	324,254
Spirax-Sarco Engineering PLC	4,441	488,913
SSE PLC	34,688	546,922
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
St. James's Place PLC	39,383	$422,940
Standard Chartered PLC	113,490	583,339
Standard Life Aberdeen PLC	178,683	498,319
Taylor Wimpey PLC	244,084	452,731
Tesco PLC	350,000	1,037,902
The British Land Company PLC	30,878	157,584
The Royal Bank of Scotland Group PLC	102,111	142,386
The Sage Group PLC	84,335	680,806
Unilever NV	30,595	1,527,418
Unilever PLC	30,253	1,565,308
United Utilities Group PLC	45,680	519,834
Vodafone Group PLC	818,185	1,157,305
Whitbread PLC	10,517	395,316
WPP PLC	87,893	688,686
United States - 0.0%		45,406

Carnival PLC	3,286	45,406

PREFERRED SECURITIES - 0.7%		$3,091,660
(Cost $3,333,988)
Germany - 0.7%		3,091,660
Bayerische Motoren Werke AG	6,225	294,684
Henkel AG & Company KGaA	2,137	189,687
Porsche Automobil Holding SE	11,280	568,700
Sartorius AG	2,420	680,681
Volkswagen AG	9,669	1,357,908

SHORT-TERM INVESTMENTS - 2.6%		$11,065,611
(Cost $11,062,439)
Short-term funds - 2.6%		11,065,611
John Hancock Collateral Trust, 0.6614% (D)(E)	1,053,412	10,542,966

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (D)	522,645	522,645
Total investments (Multifactor Developed International ETF) (Cost $473,473,183) - 101.7%		$440,326,257
Other assets and liabilities, net - (1.7%)		(7,288,963)
Total net assets - 100.0%		$433,037,294

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 4-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR EMERGING MARKETS ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%		$673,037,862
(Cost $749,601,807)
Brazil - 4.1%		28,403,104
Ambev SA	766,600	1,605,905
Atacadao SA	32,700	120,814
B2W Cia Digital (A)	15,497	209,697
B3 SA - Brasil Bolsa Balcao	216,000	1,533,024
Banco Bradesco SA	200,530	650,492
Banco BTG Pactual SA	20,600	160,970
Banco do Brasil SA	175,600	924,501
BB Seguridade Participacoes SA	140,300	688,114
BRF SA (A)	89,400	320,224
CCR SA	255,100	581,990
Centrais Eletricas Brasileiras SA	68,520	306,950
Cia Brasileira de Distribuicao	43,300	529,682
Cia de Saneamento Basico do Estado de Sao Paulo	118,000	873,670
Cia Energetica de Minas Gerais	7,700	13,755
Cielo SA	232,500	174,376
Cogna Educacao	158,200	161,903
Cosan SA	15,100	168,314
Energisa SA	30,800	248,639
Engie Brasil Energia SA	59,025	426,553
Equatorial Energia SA	120,000	406,333
Hapvida Participacoes e Investimentos SA (B)	27,500	266,399
Hypera SA	45,100	242,275
IRB Brasil Resseguros SA	80,800	152,546
JBS SA	228,600	1,006,747
Klabin SA	63,300	208,260
Localiza Rent a Car SA	81,985	517,811
Lojas Americanas SA	49,586	186,223
Lojas Renner SA	159,160	1,128,730
Magazine Luiza SA	70,393	646,285
Natura & Company Holding SA	88,500	580,703
Neoenergia SA	54,900	185,289
Notre Dame Intermedica Participacoes SA	34,100	345,265
Pagseguro Digital, Ltd., Class A (A)(C)	20,751	525,623
Petrobras Distribuidora SA	66,600	240,278
Petroleo Brasileiro SA	599,800	2,066,442
Porto Seguro SA	14,600	122,150
Raia Drogasil SA	50,600	979,415
Rumo SA (A)	202,400	739,936
StoneCo, Ltd., Class A (A)(C)	7,085	186,894
Sul America SA	14,400	119,040
Suzano SA (A)	85,865	625,116
TIM Participacoes SA	303,900	716,340
Ultrapar Participacoes SA	120,400	322,502
Vale SA	681,500	5,647,588
WEG SA	73,100	539,341
Chile - 0.7%		4,959,875
Banco de Chile	3,843,931	338,425
38	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile (continued)
Banco de Credito e Inversiones SA	6,039	$223,928
Banco Santander Chile	8,377,437	359,261
Cencosud SA	242,780	293,321
Cencosud Shopping SA (A)	61,148	108,256
Cia Cervecerias Unidas SA	29,344	210,610
Colbun SA	2,061,366	302,065
Empresas CMPC SA	245,025	527,555
Empresas COPEC SA	56,257	351,148
Enel Americas SA	7,487,103	1,226,998
Enel Chile SA	5,838,696	474,865
Falabella SA	73,613	200,770
Latam Airlines Group SA	90,797	342,673
China - 29.1%		199,030,158
Agricultural Bank of China, Ltd., H Shares	4,499,000	1,891,909
Air China, Ltd., H Shares	708,000	508,692
Alibaba Group Holding, Ltd., ADR (A)	128,039	25,949,666
Anhui Conch Cement Company, Ltd., H Shares	409,500	3,222,184
ANTA Sports Products, Ltd.	230,000	1,941,798
Baidu, Inc., ADR (A)	26,233	2,647,697
Bank of China, Ltd., H Shares	11,971,000	4,586,205
Bank of Communications Company, Ltd., H Shares	4,145,000	2,630,609
BeiGene, Ltd., ADR (A)	3,445	526,499
BYD Company, Ltd., H Shares (C)	189,000	1,189,730
CGN Power Company, Ltd., H Shares (B)	2,786,000	697,187
China CITIC Bank Corp., Ltd., H Shares	2,506,000	1,225,143
China Communications Construction Company, Ltd., H Shares	1,237,000	828,140
China Construction Bank Corp., H Shares	14,920,000	12,163,331
China Eastern Airlines Corp., Ltd., H Shares	554,000	230,823
China Everbright Bank Company, Ltd., H Shares	611,000	259,301
China Evergrande Group (C)	1,035,000	1,837,069
China Galaxy Securities Company, Ltd., H Shares	684,000	349,396
China Life Insurance Company, Ltd., H Shares	985,000	2,101,543
China Merchants Bank Company, Ltd., H Shares	779,500	3,735,438
China Merchants Securities Company, Ltd., H Shares (B)	138,800	153,618
China Minsheng Banking Corp., Ltd., H Shares	1,574,000	1,177,604
China Molybdenum Company, Ltd., H Shares	642,000	193,784
China Pacific Insurance Group Company, Ltd., H Shares	695,000	2,304,011
China Petroleum & Chemical Corp., H Shares	4,806,000	2,430,169
China Railway Construction Corp., Ltd., H Shares	586,000	642,515
China Railway Group, Ltd., H Shares	809,000	486,296
China Shenhua Energy Company, Ltd., H Shares	976,500	1,745,831
China Southern Airlines Company, Ltd., H Shares	730,000	364,419
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Telecom Corp., Ltd., H Shares	4,752,000	$1,636,644
China Vanke Company, Ltd., H Shares	512,300	1,704,946
CITIC Securities Company, Ltd., H Shares	442,500	853,909
CNOOC, Ltd.	4,404,000	4,993,474
Country Garden Holdings Company, Ltd.	2,397,046	3,088,933
Country Garden Services Holdings Company, Ltd.	109,000	506,169
CRRC Corp., Ltd., H Shares	704,000	373,234
CSC Financial Company, Ltd., H Shares (B)	111,500	102,980
CSPC Pharmaceutical Group, Ltd.	878,000	1,744,142
ENN Energy Holdings, Ltd.	211,700	2,392,168
Fosun International, Ltd.	731,000	925,967
GF Securities Company, Ltd., H Shares	289,800	316,627
Great Wall Motor Company, Ltd., H Shares	906,000	605,375
GSX Techedu, Inc., ADR (A)	955	37,780
Guangzhou Automobile Group Company, Ltd., H Shares	648,000	584,277
Guotai Junan Securities Company, Ltd., H Shares (B)	118,400	170,444
Haitong Securities Company, Ltd., H Shares	571,200	520,924
Hengan International Group Company, Ltd.	213,500	1,904,394
Huaneng Power International, Inc., H Shares	1,348,000	507,738
Huatai Securities Company, Ltd., H Shares (B)	301,800	502,977
Huazhu Group, Ltd., ADR (C)	19,753	711,306
Industrial & Commercial Bank of China, Ltd., H Shares	11,328,000	7,700,705
iQIYI, Inc., ADR (A)(C)	20,030	339,909
JD.com, Inc., ADR (A)	106,736	4,600,322
Longfor Group Holdings, Ltd. (B)	502,000	2,541,616
NetEase, Inc., ADR	20,569	7,095,482
New China Life Insurance Company, Ltd., H Shares	130,800	453,865
New Oriental Education & Technology Group, Inc., ADR (A)	18,531	2,365,667
Orient Securities Company, Ltd., H Shares (B)	160,000	82,349
PetroChina Company, Ltd., H Shares	4,764,000	1,714,520
PICC Property & Casualty Company, Ltd., H Shares	1,396,000	1,337,953
Pinduoduo, Inc. (A)	19,381	919,435
Ping An Insurance Group Company of China, Ltd., H Shares	1,005,000	10,332,157
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,508,000	904,526
Semiconductor Manufacturing International Corp. (A)(C)	290,500	555,343
Shandong Gold Mining Company, Ltd., H Shares (B)	60,550	180,033
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	84,500	322,638
Shenwan Hongyuan Group Company, Ltd., H Shares (A)(B)	173,600	41,875
Shenzhou International Group Holdings, Ltd.	135,100	1,574,527
Sinopharm Group Company, Ltd., H Shares	349,600	947,016
Sunac China Holdings, Ltd.	697,000	3,092,843
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sunny Optical Technology Group Company, Ltd.	121,900	$1,731,241
TAL Education Group, ADR (A)	42,428	2,299,173
Tencent Holdings, Ltd.	605,500	32,569,930
The People's Insurance Company Group of China, Ltd., H Shares	1,405,000	460,338
Tingyi Cayman Islands Holding Corp.	326,000	576,950
Trip.com Group, Ltd., ADR (A)	63,802	1,643,540
Want Want China Holdings, Ltd.	1,920,000	1,377,028
Weibo Corp., ADR (A)	7,616	285,828
Weichai Power Company, Ltd., H Shares	713,000	1,247,142
Wuxi Biologics Cayman, Inc. (A)(B)	38,500	600,915
Yum China Holdings, Inc.	75,083	3,638,522
Zijin Mining Group Company, Ltd., H Shares	1,964,000	810,696
ZTE Corp., H Shares (A)	131,400	376,283
ZTO Express Cayman, Inc., ADR	70,725	2,104,776
Hong Kong - 5.6%		38,027,142
Alibaba Health Information Technology, Ltd. (A)	490,000	1,185,757
China Gas Holdings, Ltd.	655,000	2,420,653
China Mengniu Dairy Company, Ltd. (A)	695,000	2,478,829
China Mobile, Ltd.	1,336,500	10,766,339
China Overseas Land & Investment, Ltd.	1,231,000	4,517,591
China Resources Beer Holdings Company, Ltd.	362,000	1,725,399
China Resources Gas Group, Ltd.	260,000	1,468,974
China Resources Land, Ltd.	944,000	3,872,271
China Unicom Hong Kong, Ltd.	2,060,000	1,331,287
Geely Automobile Holdings, Ltd.	1,620,000	2,532,703
Guangdong Investment, Ltd.	552,000	1,147,812
Shimao Property Holdings, Ltd.	225,000	908,434
Sino Biopharmaceutical, Ltd.	1,617,000	2,365,319
Sun Art Retail Group, Ltd.	783,500	1,305,774
India - 12.1%		83,052,144
ABB India, Ltd.	6,218	74,853
Adani Ports and Special Economic Zone, Ltd.	195,978	758,519
Alkem Laboratories, Ltd.	1,424	49,777
Ambuja Cements, Ltd.	179,030	410,056
Asian Paints, Ltd.	63,013	1,478,513
AU Small Finance Bank, Ltd. (B)	3,176	22,993
Aurobindo Pharma, Ltd.	86,585	721,551
Avenue Supermarts, Ltd. (A)(B)	19,792	622,264
Axis Bank, Ltd.	300,244	1,775,396
Bajaj Auto, Ltd.	12,853	449,081
Bajaj Finance, Ltd.	23,753	733,197
Bajaj Finserv, Ltd.	7,530	510,390
Bajaj Holdings & Investment, Ltd.	5,618	152,691
Bank of Baroda (A)	160,730	105,413
Berger Paints India, Ltd.	48,943	330,436
Bharat Petroleum Corp., Ltd.	296,042	1,465,919
Bharti Airtel, Ltd. (A)	376,375	2,578,917
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Bharti Infratel, Ltd.	151,251	$350,962
Biocon, Ltd.	30,160	142,215
Bosch, Ltd.	1,307	184,664
Britannia Industries, Ltd.	13,061	549,694
Cipla, Ltd.	69,050	542,506
Coal India, Ltd.	170,629	338,100
Colgate-Palmolive India, Ltd.	19,306	376,376
Container Corp. of India, Ltd.	45,733	227,767
Dabur India, Ltd.	142,543	930,103
Divi's Laboratories, Ltd.	14,991	465,730
DLF, Ltd.	104,763	204,727
Dr. Reddy's Laboratories, Ltd.	21,843	1,143,416
Eicher Motors, Ltd.	2,462	480,302
GAIL India, Ltd.	333,375	421,075
Godrej Consumer Products, Ltd.	88,019	636,451
Grasim Industries, Ltd.	50,688	342,859
Havells India, Ltd.	51,032	382,596
HCL Technologies, Ltd.	311,372	2,259,774
HDFC Bank, Ltd.	241,572	3,216,885
HDFC Life Insurance Company, Ltd. (A)(B)	60,552	402,565
Hero MotoCorp, Ltd.	30,888	885,570
Hindalco Industries, Ltd.	198,367	343,401
Hindustan Petroleum Corp., Ltd.	214,721	627,193
Hindustan Unilever, Ltd.	133,601	3,922,893
Housing Development Finance Corp., Ltd.	221,416	5,649,727
ICICI Bank, Ltd.	525,417	2,642,653
ICICI Lombard General Insurance Company, Ltd. (B)	8,520	144,430
ICICI Prudential Life Insurance Company, Ltd. (B)	27,122	148,296
Indian Oil Corp., Ltd.	613,374	687,335
Indraprastha Gas, Ltd.	12,660	80,357
Info Edge India, Ltd.	2,866	98,311
Infosys, Ltd.	568,754	5,415,641
InterGlobe Aviation, Ltd. (B)	9,166	121,204
ITC, Ltd.	607,606	1,464,905
JSW Steel, Ltd.	385,714	934,815
Kansai Nerolac Paints, Ltd.	17,717	96,494
Kotak Mahindra Bank, Ltd.	92,525	1,670,120
Larsen & Toubro Infotech, Ltd. (B)	4,721	100,524
Larsen & Toubro, Ltd.	71,138	850,634
Lupin, Ltd.	45,365	503,700
Mahindra & Mahindra, Ltd.	146,269	715,909
Marico, Ltd.	103,102	395,274
Maruti Suzuki India, Ltd.	20,329	1,446,406
Motherson Sumi Systems, Ltd.	203,555	239,891
MRF, Ltd.	293	233,752
Muthoot Finance, Ltd.	17,140	197,933
Nestle India, Ltd.	5,291	1,261,117
NMDC, Ltd.	70,051	75,186
NTPC, Ltd.	455,477	581,970
40	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Oil & Natural Gas Corp., Ltd.	613,748	$651,793
Petronet LNG, Ltd.	177,710	573,395
Pidilite Industries, Ltd.	27,381	555,313
Piramal Enterprises, Ltd.	19,873	259,914
Power Finance Corp., Ltd.	194,453	247,290
Power Grid Corp. of India, Ltd.	588,800	1,277,256
Procter & Gamble Hygiene & Health Care, Ltd.	1,783	252,605
Punjab National Bank (A)	125,995	54,361
Reliance Industries, Ltd.	458,499	8,938,578
SBI Life Insurance Company, Ltd. (A)(B)	12,562	121,446
Shree Cement, Ltd.	1,718	448,631
Siemens, Ltd.	13,906	210,548
State Bank of India (A)	378,082	957,603
Sun Pharmaceutical Industries, Ltd.	117,606	729,801
Tata Consultancy Services, Ltd.	147,114	3,956,376
Tata Motors, Ltd. (A)	364,636	455,218
Tata Steel, Ltd.	81,106	321,367
Tech Mahindra, Ltd.	151,005	1,097,825
Titan Company, Ltd.	69,173	891,479
Torrent Pharmaceuticals, Ltd.	8,092	252,905
UltraTech Cement, Ltd.	16,446	773,517
United Breweries, Ltd.	14,939	186,999
United Spirits, Ltd. (A)	61,940	442,022
UPL, Ltd.	158,510	871,758
Vedanta, Ltd.	359,320	424,897
Wipro, Ltd.	284,773	724,873
Indonesia - 2.0%		13,410,650
Adaro Energy Tbk PT	5,435,900	336,204
Astra International Tbk PT	4,036,300	1,044,689
Bank Central Asia Tbk PT	1,375,600	2,390,538
Bank Mandiri Persero Tbk PT	3,761,900	1,127,938
Bank Negara Indonesia Persero Tbk PT	1,711,900	471,851
Bank Rakyat Indonesia Persero Tbk PT	10,119,600	1,857,244
Barito Pacific Tbk PT (A)	2,951,300	287,690
Charoen Pokphand Indonesia Tbk PT	1,549,400	479,142
Gudang Garam Tbk PT	125,800	383,109
Indocement Tunggal Prakarsa Tbk PT	293,800	230,102
Indofood CBP Sukses Makmur Tbk PT	446,500	296,416
Indofood Sukses Makmur Tbk PT	1,198,300	525,641
Jasa Marga Persero Tbk PT	563,800	119,393
Kalbe Farma Tbk PT	4,259,700	412,368
Mayora Indah Tbk PT	2,374,900	343,263
Pollux Properti Indonesia Tbk PT (A)	146,625	46,723
Semen Indonesia Persero Tbk PT	774,200	413,774
Telekomunikasi Indonesia Persero Tbk PT	8,973,700	2,111,459
United Tractors Tbk PT	486,500	533,106
Malaysia - 2.3%		16,009,436
AMMB Holdings BHD	341,700	236,806
Axiata Group BHD	561,595	514,578
CIMB Group Holdings BHD	832,306	667,780
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Dialog Group BHD	620,700	$480,682
DiGi.Com BHD	447,500	482,884
Fraser & Neave Holdings BHD	17,300	127,698
Genting BHD	512,100	496,618
Genting Malaysia BHD	575,300	317,084
HAP Seng Consolidated BHD	104,400	178,694
Hartalega Holdings BHD	270,000	477,209
Hong Leong Bank BHD	108,300	334,974
Hong Leong Financial Group BHD	79,700	242,807
IHH Healthcare BHD	292,900	357,610
IOI Corp. BHD	283,900	268,054
KLCCP Stapled Group	44,100	80,406
Kuala Lumpur Kepong BHD	57,175	279,227
Malayan Banking BHD	820,670	1,444,761
Malaysia Airports Holdings BHD	268,800	328,186
Maxis BHD	282,300	359,768
MISC BHD	225,600	413,950
Nestle Malaysia BHD	8,100	263,909
Petronas Chemicals Group BHD	360,900	470,009
Petronas Dagangan BHD	66,700	315,507
Petronas Gas BHD	88,800	318,028
PPB Group BHD	123,800	473,895
Press Metal Aluminium Holdings BHD	421,400	386,120
Public Bank BHD	294,100	1,120,316
RHB Bank BHD	401,800	443,849
Sime Darby BHD	793,900	369,256
Sime Darby Plantation BHD	290,700	334,643
Telekom Malaysia BHD	341,900	320,432
Tenaga Nasional BHD	795,400	2,264,115
Top Glove Corp. BHD	219,200	370,091
Westports Holdings BHD	237,700	204,533
YTL Corp. BHD	1,489,300	264,957
Mexico - 2.0%		13,981,308
America Movil SAB de CV, Series L	3,830,188	2,342,190
Arca Continental SAB de CV	76,364	297,181
Cemex SAB de CV	3,110,888	666,339
Coca-Cola Femsa SAB de CV	91,812	371,914
El Puerto de Liverpool SAB de CV, Series C1	27,256	69,645
Fibra Uno Administracion SA de CV	340,640	286,275
Fomento Economico Mexicano SAB de CV	207,648	1,356,209
Grupo Aeroportuario del Pacifico SAB de CV, Series B	73,228	460,158
Grupo Aeroportuario del Sureste SAB de CV, Series B	27,759	280,761
Grupo Bimbo SAB de CV, Series A	467,600	694,035
Grupo Carso SAB de CV, Series A1	76,204	153,240
Grupo Elektra SAB de CV	6,281	363,248
Grupo Financiero Banorte SAB de CV, Series O	369,904	1,025,043
Grupo Financiero Inbursa SAB de CV, Series O	580,440	350,799
Grupo Mexico SAB de CV, Series B	697,808	1,502,002
Grupo Televisa SAB	531,452	569,843
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Industrias Penoles SAB de CV	29,058	$225,166
Infraestructura Energetica Nova SAB de CV	98,536	330,992
Kimberly-Clark de Mexico SAB de CV, Class A	194,300	277,863
Orbia Advance Corp. SAB de CV	153,200	184,471
Promotora y Operadora de Infraestructura SAB de CV (A)	19,500	136,787
Wal-Mart de Mexico SAB de CV	833,840	2,037,147
Philippines - 1.3%		8,982,234
Aboitiz Equity Ventures, Inc.	387,510	319,017
Aboitiz Power Corp.	598,300	325,202
Ayala Corp.	50,560	583,732
Ayala Land, Inc.	988,900	626,768
Bank of the Philippine Islands	357,000	414,293
BDO Unibank, Inc.	382,780	766,927
Globe Telecom, Inc.	7,585	330,424
GT Capital Holdings, Inc. (A)	25,088	225,449
International Container Terminal Services, Inc.	268,940	478,021
JG Summit Holdings, Inc.	563,770	569,250
Jollibee Foods Corp.	106,350	301,898
Manila Electric Company	59,310	299,315
Metropolitan Bank & Trust Company	556,952	431,442
PLDT, Inc.	29,055	748,709
San Miguel Corp.	140,859	271,044
SM Investments Corp.	53,965	904,591
SM Prime Holdings, Inc.	1,466,700	901,958
Universal Robina Corp.	193,870	484,194
Poland - 0.9%		5,890,449
Bank Polska Kasa Opieki SA	21,128	265,200
CD Projekt SA	6,378	550,758
Cyfrowy Polsat SA	55,789	344,341
Dino Polska SA (A)(B)	5,788	244,035
Grupa Lotos SA	22,149	333,533
ING Bank Slaski SA (A)	4,026	129,691
KGHM Polska Miedz SA (A)	41,172	765,348
LPP SA	231	362,580
mBank SA (A)	2,775	146,753
PGE Polska Grupa Energetyczna SA (A)	127,839	127,248
Polski Koncern Naftowy ORLEN SA	65,620	988,147
Polskie Gornictwo Naftowe i Gazownictwo SA	323,452	290,011
Powszechna Kasa Oszczednosci Bank Polski SA	110,866	589,247
Powszechny Zaklad Ubezpieczen SA	86,914	635,513
Santander Bank Polska SA	2,999	118,044
Romania - 0.0%		316,259
NEPI Rockcastle PLC	72,692	316,259
Russia - 3.0%		20,823,591
Gazprom PJSC, ADR	932,740	4,734,588
Gazprom PJSC, ADR (London Stock Exchange)	3,193	16,125
Lukoil PJSC, ADR	81,461	5,335,696
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Russia (continued)
Lukoil PJSC, ADR (London Stock Exchange)	258	$16,659
MMC Norilsk Nickel PJSC, ADR	131,614	3,656,237
Novatek PJSC, GDR	9,832	1,380,413
Novatek PJSC, GDR (London Stock Exchange)	122	17,129
Sberbank of Russia PJSC, ADR	329,102	3,506,582
Tatneft PJSC, ADR	44,621	1,990,989
Tatneft PJSC, ADR (London Stock Exchange)	3,858	169,173
South Africa - 4.3%		29,376,786
Absa Group, Ltd.	233,963	1,163,127
Anglo American Platinum, Ltd.	9,698	515,676
AngloGold Ashanti, Ltd.	111,000	2,808,696
Bid Corp., Ltd.	66,078	869,466
Capitec Bank Holdings, Ltd.	12,532	615,511
Clicks Group, Ltd.	42,630	535,539
Discovery, Ltd.	151,230	798,765
Exxaro Resources, Ltd.	41,954	246,287
FirstRand, Ltd.	906,121	1,996,772
Gold Fields, Ltd.	227,220	1,754,661
Growthpoint Properties, Ltd. (C)	414,738	314,582
Impala Platinum Holdings, Ltd.	103,721	633,678
Investec, Ltd.	65,630	137,192
Kumba Iron Ore, Ltd.	16,509	317,064
Mr. Price Group, Ltd.	57,166	410,885
MTN Group, Ltd.	493,947	1,307,420
MultiChoice Group, Ltd. (A)	61,453	291,889
Naspers, Ltd., N Shares	34,496	5,445,090
Nedbank Group, Ltd.	122,580	715,590
Ninety One, Ltd. (A)	32,817	69,780
Northam Platinum, Ltd. (A)	31,319	157,661
Old Mutual, Ltd.	778,563	558,388
PSG Group, Ltd.	13,918	120,499
Sanlam, Ltd.	526,067	1,698,081
Sasol, Ltd.	106,595	506,479
Shoprite Holdings, Ltd.	97,472	568,591
Sibanye Stillwater, Ltd. (A)(C)	311,996	641,490
Standard Bank Group, Ltd. (C)	348,659	1,938,935
The Bidvest Group, Ltd.	163,620	1,341,301
Vodacom Group, Ltd. (C)	133,794	897,691
South Korea - 12.7%		86,656,815
Amorepacific Corp.	3,306	480,251
AMOREPACIFIC Group	5,099	243,138
BGF retail Company, Ltd.	418	54,203
Celltrion Healthcare Company, Ltd. (A)	6,719	466,517
Celltrion, Inc. (A)	10,942	1,890,345
CJ CheilJedang Corp.	2,392	534,958
CJ ENM Company, Ltd.	1,075	112,842
CJ Logistics Corp. (A)	948	115,150
Coway Company, Ltd.	15,271	769,535
DB Insurance Company, Ltd.	15,063	545,801
Doosan Bobcat, Inc.	4,680	90,262
42	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
E-MART, Inc.	4,789	$471,648
GS Holdings Corp.	19,036	602,272
GS Retail Company, Ltd.	2,432	75,747
Hana Financial Group, Inc.	63,464	1,437,569
Hanjin Kal Corp.	1,882	134,379
Hankook Tire & Technology Company, Ltd.	23,787	414,850
Hanmi Pharm Company, Ltd.	752	159,849
Hanon Systems	31,519	236,176
Hanwha Solutions Corp.	22,390	267,368
HLB, Inc. (A)	2,079	163,802
Hotel Shilla Company, Ltd.	3,487	243,828
Hyundai Engineering & Construction Company, Ltd.	15,141	435,547
Hyundai Glovis Company, Ltd.	6,117	509,562
Hyundai Heavy Industries Holdings Company, Ltd.	1,904	379,722
Hyundai Mobis Company, Ltd.	9,810	1,384,809
Hyundai Motor Company	26,097	2,004,743
Hyundai Steel Company	17,630	312,535
Industrial Bank of Korea	69,037	447,612
Kakao Corp.	5,412	817,274
Kangwon Land, Inc.	16,441	338,009
KB Financial Group, Inc.	72,706	2,073,564
Kia Motors Corp.	56,312	1,370,307
Korea Electric Power Corp. (A)	53,025	1,037,914
Korea Gas Corp.	9,188	203,223
Korea Investment Holdings Company, Ltd.	8,258	339,551
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,987	542,103
Korea Zinc Company, Ltd.	2,103	666,222
KT&G Corp.	15,307	1,018,834
LG Chem, Ltd.	4,924	1,521,512
LG Corp.	28,145	1,432,139
LG Display Company, Ltd. (A)	64,059	580,945
LG Electronics, Inc.	39,270	1,769,398
LG Household & Health Care, Ltd.	1,674	1,904,193
LG Uplus Corp.	82,722	906,347
Lotte Chemical Corp.	4,742	838,689
Lotte Corp.	9,098	299,421
Lotte Shopping Company, Ltd.	3,519	288,232
Mirae Asset Daewoo Company, Ltd.	75,741	348,727
NAVER Corp.	15,737	2,550,829
NCSoft Corp.	2,512	1,325,632
Netmarble Corp. (A)(B)	5,339	418,462
NH Investment & Securities Company, Ltd.	28,884	229,707
Orion Corp.	3,391	345,097
POSCO	14,204	2,150,797
POSCO Chemical Company, Ltd.	1,423	60,496
S-1 Corp.	3,391	240,733
Samsung Biologics Company, Ltd. (A)(B)	1,080	514,982
Samsung C&T Corp.	10,127	881,006
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung Card Company, Ltd.	6,767	$166,613
Samsung Electro-Mechanics Company, Ltd.	10,087	939,616
Samsung Electronics Company, Ltd.	662,406	27,182,322
Samsung Fire & Marine Insurance Company, Ltd.	8,587	1,342,545
Samsung Heavy Industries Company, Ltd. (A)(C)	99,544	350,073
Samsung Life Insurance Company, Ltd.	18,554	747,672
Samsung SDI Company, Ltd.	5,759	1,351,778
Samsung SDS Company, Ltd.	4,417	589,078
Samsung Securities Company, Ltd.	13,798	340,859
Shinhan Financial Group Company, Ltd.	85,874	2,153,105
SK Holdings Company, Ltd.	6,037	901,747
SK Hynix, Inc.	77,020	5,290,799
SK Innovation Company, Ltd.	11,440	922,937
SK Telecom Company, Ltd.	6,686	1,160,564
S-Oil Corp.	6,638	381,353
Woori Financial Group, Inc.	97,674	676,572
Yuhan Corp.	4,130	159,817
Taiwan - 15.1%		103,295,823
Advantech Company, Ltd.	87,000	830,898
ASE Technology Holding Company, Ltd.	920,000	2,075,967
Asia Cement Corp.	663,000	978,787
Asustek Computer, Inc.	149,000	1,014,662
AU Optronics Corp.	2,728,000	724,739
Catcher Technology Company, Ltd.	157,000	1,203,773
Cathay Financial Holding Company, Ltd.	1,376,359	1,846,778
Chailease Holding Company, Ltd.	338,200	1,302,235
Chang Hwa Commercial Bank, Ltd.	1,811,840	1,194,225
Cheng Shin Rubber Industry Company, Ltd.	597,000	693,637
China Development Financial Holding Corp.	4,132,000	1,258,922
China Life Insurance Company, Ltd.	981,842	676,871
China Steel Corp.	2,495,000	1,678,072
Chunghwa Telecom Company, Ltd.	459,000	1,690,196
Compal Electronics, Inc.	1,246,000	800,316
CTBC Financial Holding Company, Ltd.	3,635,000	2,444,807
Delta Electronics, Inc.	216,000	1,016,932
E.Sun Financial Holding Company, Ltd.	2,437,826	2,238,079
Eclat Textile Company, Ltd.	44,000	443,899
Far Eastern New Century Corp.	1,157,000	1,011,619
Far EasTone Telecommunications Company, Ltd.	353,000	788,230
Feng TAY Enterprise Company, Ltd.	89,900	516,971
First Financial Holding Company, Ltd.	2,271,280	1,684,184
Formosa Chemicals & Fibre Corp.	624,000	1,592,709
Formosa Petrochemical Corp.	190,000	573,134
Formosa Plastics Corp.	597,000	1,764,710
Foxconn Technology Company, Ltd.	271,000	524,931
Fubon Financial Holding Company, Ltd.	1,475,000	2,098,179
Globalwafers Company, Ltd.	39,000	504,935
Hiwin Technologies Corp.	14,420	139,659
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	1,844,800	$4,776,944
Hotai Motor Company, Ltd.	73,000	1,367,377
Hua Nan Financial Holdings Company, Ltd.	2,388,260	1,562,109
Innolux Corp.	2,709,000	595,795
Inventec Corp.	616,000	486,809
Largan Precision Company, Ltd.	17,000	2,349,638
Lite-On Technology Corp.	631,000	986,717
MediaTek, Inc.	211,000	2,944,698
Mega Financial Holding Company, Ltd.	2,146,000	2,172,233
Nan Ya Plastics Corp.	1,071,000	2,384,282
Nanya Technology Corp.	244,000	533,351
Novatek Microelectronics Corp.	109,000	683,621
Pegatron Corp.	630,000	1,400,400
Pou Chen Corp.	780,000	739,697
President Chain Store Corp.	120,000	1,242,917
Quanta Computer, Inc.	519,000	1,132,719
Realtek Semiconductor Corp.	64,000	554,201
Shin Kong Financial Holding Company, Ltd.	2,993,340	859,655
SinoPac Financial Holdings Company, Ltd.	3,057,000	1,254,196
Taishin Financial Holding Company, Ltd.	3,038,199	1,302,676
Taiwan Cement Corp.	1,017,286	1,477,872
Taiwan Cooperative Financial Holding Company, Ltd.	2,058,450	1,391,382
Taiwan High Speed Rail Corp.	422,000	483,924
Taiwan Mobile Company, Ltd.	321,000	1,160,443
Taiwan Semiconductor Manufacturing Company, Ltd.	2,569,000	26,306,408
Uni-President Enterprises Corp.	1,009,000	2,358,230
United Microelectronics Corp.	2,991,000	1,564,073
Vanguard International Semiconductor Corp.	185,000	434,870
Walsin Technology Corp.	46,000	329,494
Win Semiconductors Corp.	56,000	506,583
Yageo Corp.	45,000	591,697
Yuanta Financial Holding Company, Ltd.	2,721,000	1,564,713
Zhen Ding Technology Holding, Ltd.	133,000	483,043
Thailand - 2.5%		17,170,475
Advanced Info Service PCL, NVDR	214,700	1,313,880
Airports of Thailand PCL	6,100	11,736
Airports of Thailand PCL, Foreign Quota Shares	1,700	3,242
Airports of Thailand PCL, NVDR	531,600	1,022,782
B Grimm Power PCL, NVDR	94,900	131,256
Bangkok Bank PCL, NVDR	92,600	297,648
Bangkok Dusit Medical Services PCL, NVDR	488,400	313,977
Bangkok Expressway & Metro PCL, NVDR	1,204,400	351,772
Bank of Ayudhya PCL, NVDR	108,600	72,501
Berli Jucker PCL, NVDR	235,800	293,338
BTS Group Holdings PCL, NVDR	1,124,300	399,612
Bumrungrad Hospital PCL, NVDR	73,300	266,195
Central Pattana PCL, NVDR	203,300	307,888
Charoen Pokphand Foods PCL, NVDR	989,500	825,730
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
CP ALL PCL, NVDR	828,000	$1,816,968
Electricity Generating PCL, NVDR	50,000	441,972
Energy Absolute PCL, NVDR	333,300	414,629
Global Power Synergy PCL, NVDR	110,386	240,526
Gulf Energy Development PCL, NVDR	275,000	329,354
Home Product Center PCL, NVDR	788,800	331,562
Indorama Ventures PCL, NVDR	437,700	388,931
Intouch Holdings PCL, NVDR	167,600	277,132
Kasikornbank PCL, NVDR	114,500	305,227
Krung Thai Bank PCL, NVDR	685,100	232,919
Krungthai Card PCL, NVDR	70,300	73,874
Land & Houses PCL, NVDR	634,600	145,141
Minor International PCL, NVDR	371,800	242,466
Muangthai Capital PCL, NVDR	88,300	129,632
Osotspa PCL, NVDR	129,800	166,487
PTT Exploration & Production PCL	3,800	9,924
PTT Exploration & Production PCL, Foreign Quota Shares	2,600	6,711
PTT Exploration & Production PCL, NVDR	428,500	1,119,093
PTT Global Chemical PCL, NVDR	320,700	374,175
PTT PCL, NVDR	1,642,500	1,802,156
Ratch Group PCL, NVDR	72,800	149,628
Thai Beverage PCL	944,900	463,153
Thai Oil PCL, NVDR	234,100	296,650
Thai Union Group PCL, NVDR	442,700	179,242
The Siam Cement PCL, NVDR	59,000	630,938
The Siam Commercial Bank PCL, NVDR	170,000	359,913
TMB Bank PCL, NVDR	3,505,489	104,011
Total Access Communication PCL, NVDR	174,400	227,736
True Corp. PCL, NVDR	2,894,200	298,768
Turkey - 0.5%		3,651,613
Akbank T.A.S. (A)	471,960	397,717
Aselsan Elektronik Sanayi Ve Ticaret AS	24,072	93,471
BIM Birlesik Magazalar AS	88,785	703,090
Enka Insaat ve Sanayi AS	213,263	184,597
Eregli Demir ve Celik Fabrikalari TAS	281,127	325,391
Ford Otomotiv Sanayi AS	14,652	132,695
KOC Holding AS	114,778	251,906
Tupras Turkiye Petrol Rafinerileri AS (A)	15,308	198,865
Turk Hava Yollari AO (A)	199,358	304,906
Turkcell Iletisim Hizmetleri AS	156,993	313,335
Turkiye Garanti Bankasi AS (A)	402,728	480,542
Turkiye Is Bankasi AS, Class C (A)	253,514	179,540
Yapi ve Kredi Bankasi AS (A)	284,765	85,558

PREFERRED SECURITIES - 1.5%		$10,104,694
(Cost $20,463,250)
Brazil - 1.4%		9,723,682
Banco Bradesco SA	606,526	2,145,636
Braskem SA, A Shares	34,700	135,510
Centrais Eletricas Brasileiras SA, B Shares	42,360	217,853
44	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Cia Energetica de Minas Gerais	125,100	$220,005
Cia Paranaense de Energia, B Shares	9,700	97,478
Gerdau SA	190,900	414,011
Itau Unibanco Holding SA	536,350	2,256,053
Lojas Americanas SA	121,772	559,675
Petroleo Brasileiro SA	903,600	3,012,946
Telefonica Brasil SA	78,800	664,515
Chile - 0.1%		381,012
Embotelladora Andina SA, B Shares	31,000	73,943
Sociedad Quimica y Minera de Chile SA, B Shares	12,932	307,069

INVESTMENT COMPANIES - 0.0%		$130,658
(Cost $134,359)
South Korea - 0.0%		130,658

Macquarie Korea Infrastructure Fund	13,904	130,658

RIGHTS - 0.0%		$2,641
(Cost $0)
HLB, Inc. (Expiration Date: 5-29-20; Strike Price: KRW 78,700.00) (A)	186	2,641

WARRANTS - 0.0%		$3,305
(Cost $0)
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	109,110	3,305

SHORT-TERM INVESTMENTS - 1.1%		$7,175,868
(Cost $7,173,192)
Short-term funds - 1.1%		7,175,868
John Hancock Collateral Trust, 0.6614% (D)(E)	673,310	6,738,757

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (D)	437,111	437,111
Total investments (Multifactor Emerging Markets ETF) (Cost $777,372,608) - 100.8%		$690,455,028
Other assets and liabilities, net - (0.8%)		(5,342,098)
Total net assets - 100.0%		$685,112,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-20.
(D)	The rate shown is the annualized seven-day yield as of 4-30-20.
MULTIFACTOR EMERGING MARKETS ETF (continued)

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR ENERGY ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$15,010,074
(Cost $24,091,992)
Energy – 99.9%		15,010,074
Energy equipment and services – 12.1%
Baker Hughes Company	40,775	568,811
Halliburton Company	20,521	215,471
Helmerich & Payne, Inc.	4,844	95,766
National Oilwell Varco, Inc.	17,263	218,204
Schlumberger, Ltd.	32,546	547,424
TechnipFMC PLC	19,394	172,801
Oil, gas and consumable fuels – 87.8%
Apache Corp.	19,886	260,109
Cabot Oil & Gas Corp.	18,489	399,732
Cheniere Energy, Inc. (A)	8,099	378,142
Chevron Corp.	12,430	1,143,560
Cimarex Energy Company	5,186	131,828
Concho Resources, Inc.	8,789	498,512
ConocoPhillips	23,970	1,009,137
Continental Resources, Inc. (B)	4,364	71,526
Devon Energy Corp.	27,820	346,915
Diamondback Energy, Inc.	7,224	314,533
EOG Resources, Inc.	13,001	617,678
Exxon Mobil Corp.	22,556	1,048,177
Hess Corp.	11,127	541,217
HollyFrontier Corp.	10,938	361,392
Kinder Morgan, Inc.	29,390	447,610
Marathon Oil Corp.	56,476	345,633
Marathon Petroleum Corp.	24,114	773,577
Noble Energy, Inc.	29,671	291,073
Occidental Petroleum Corp.	20,141	334,341
ONEOK, Inc.	17,394	520,602
Parsley Energy, Inc., Class A	32,759	309,573
Phillips 66	6,584	481,751
Pioneer Natural Resources Company	6,540	584,087
Targa Resources Corp.	6,167	79,924
The Williams Companies, Inc.	30,468	590,165
Valero Energy Corp.	17,511	1,109,322
WPX Energy, Inc. (A)	32,868	201,481

SHORT-TERM INVESTMENTS – 0.5%		$69,108
(Cost $69,094)
Short-term funds – 0.5%		69,108
John Hancock Collateral Trust, 0.6614% (C)(D)	5,957	59,622
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	9,486	$9,486
Total investments (Multifactor Energy ETF) (Cost $24,161,086) 100.4%		$15,079,182
Other assets and liabilities, net (0.4%)		(62,930)
Total net assets 100.0%		$15,016,252

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR FINANCIALS ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$30,341,528
(Cost $36,157,867)
Financials – 81.7%		24,804,668
Banks – 25.0%
Bank of America Corp.	39,225	943,361
BOK Financial Corp.	373	19,318
CIT Group, Inc.	2,721	51,645
Citigroup, Inc.	14,064	682,948
Citizens Financial Group, Inc.	8,093	181,202
Comerica, Inc.	2,649	92,344
Commerce Bancshares, Inc.	1,895	115,955
Cullen/Frost Bankers, Inc.	977	70,207
East West Bancorp, Inc.	2,481	87,009
Fifth Third Bancorp	13,876	259,342
First Citizens BancShares, Inc., Class A	107	40,874
First Financial Bankshares, Inc.	1,756	48,905
First Horizon National Corp.	5,383	48,878
First Republic Bank	2,272	236,947
Huntington Bancshares, Inc.	17,963	165,978
JPMorgan Chase & Co.	12,176	1,165,974
KeyCorp	18,625	216,981
M&T Bank Corp.	2,044	229,092
PacWest Bancorp	1,971	39,893
People's United Financial, Inc.	5,529	70,163
Pinnacle Financial Partners, Inc.	1,117	44,959
Popular, Inc.	1,849	71,353
Prosperity Bancshares, Inc.	1,326	79,467
Regions Financial Corp.	20,347	218,730
Signature Bank	881	94,426
SVB Financial Group (A)	875	169,024
Synovus Financial Corp.	1,968	41,348
TCF Financial Corp.	692	20,545
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	3,303	$352,331
Truist Financial Corp.	9,469	353,383
U.S. Bancorp	8,294	302,731
Valley National Bancorp	5,479	45,804
Webster Financial Corp.	1,603	45,285
Wells Fargo & Company	27,633	802,739
Western Alliance Bancorp	1,886	67,670
Zions Bancorp NA	3,475	109,845
Capital markets – 23.6%
Affiliated Managers Group, Inc.	901	63,034
Ameriprise Financial, Inc.	2,601	298,959
Ares Management Corp., Class A	1,106	37,106
BlackRock, Inc.	561	281,644
Cboe Global Markets, Inc.	1,680	166,958
CME Group, Inc.	1,341	238,980
E*TRADE Financial Corp.	4,537	184,248
Eaton Vance Corp.	2,248	82,502
FactSet Research Systems, Inc.	699	192,225
Franklin Resources, Inc.	5,337	100,549
Hamilton Lane, Inc., Class A	293	19,001
Interactive Brokers Group, Inc., Class A	1,024	41,984
Intercontinental Exchange, Inc.	3,827	342,325
Invesco, Ltd.	7,640	65,857
Janus Henderson Group PLC	2,575	46,093
KKR & Company, Inc., Class A	6,033	152,092
Lazard, Ltd., Class A	2,115	58,163
Legg Mason, Inc.	841	41,907
LPL Financial Holdings, Inc.	1,512	91,053
MarketAxess Holdings, Inc.	619	281,651
Moody's Corp.	1,338	326,338
Morgan Stanley	8,437	332,671
Morningstar, Inc.	391	60,980
MSCI, Inc.	1,112	363,624
Nasdaq, Inc.	1,867	204,754
Northern Trust Corp.	3,555	281,414
Raymond James Financial, Inc.	2,221	146,408
S&P Global, Inc.	1,375	402,710
SEI Investments Company	2,560	130,458
State Street Corp.	4,226	266,407
Stifel Financial Corp.	1,174	51,985
T. Rowe Price Group, Inc.	4,001	462,636
TD Ameritrade Holding Corp.	2,649	104,026
The Bank of New York Mellon Corp.	7,964	298,969
The Blackstone Group, Inc., Class A	2,611	136,399
The Charles Schwab Corp.	9,120	344,006
The Goldman Sachs Group, Inc.	2,296	421,132
Tradeweb Markets, Inc., Class A	505	26,341
Virtu Financial, Inc., Class A	370	8,647
46	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 5.3%
Ally Financial, Inc.	10,468	$171,571
American Express Company	4,055	370,019
Capital One Financial Corp.	4,858	314,604
Credit Acceptance Corp. (A)(B)	204	63,560
Discover Financial Services	5,637	242,222
LendingTree, Inc. (A)(B)	80	19,950
OneMain Holdings, Inc.	1,898	45,951
Santander Consumer USA Holdings, Inc.	3,556	55,438
SLM Corp.	8,134	67,838
Synchrony Financial	12,458	246,544
Diversified financial services – 5.0%
Berkshire Hathaway, Inc., Class B (A)	6,488	1,215,592
Equitable Holdings, Inc.	6,093	111,624
Jefferies Financial Group, Inc.	4,890	67,091
Voya Financial, Inc.	2,774	125,302
Insurance – 22.0%
Aflac, Inc.	5,851	217,891
Alleghany Corp.	238	127,023
American Financial Group, Inc.	1,333	88,298
American International Group, Inc.	7,916	201,304
Aon PLC	1,936	334,289
Arch Capital Group, Ltd. (A)	5,384	129,378
Arthur J. Gallagher & Company	2,937	230,555
Assurant, Inc.	1,001	106,346
Assured Guaranty, Ltd.	2,157	64,128
Athene Holding, Ltd., Class A (A)	3,118	84,186
Axis Capital Holdings, Ltd.	1,630	59,658
Brighthouse Financial, Inc. (A)	1,621	41,676
Brown & Brown, Inc.	4,106	147,446
Chubb, Ltd.	1,836	198,297
Cincinnati Financial Corp.	2,921	192,202
CNA Financial Corp.	564	17,811
Enstar Group, Ltd. (A)	188	27,189
Erie Indemnity Company, Class A	476	84,757
Everest Re Group, Ltd.	686	118,767
Fidelity National Financial, Inc.	4,672	126,378
First American Financial Corp.	2,150	99,158
Globe Life, Inc.	1,846	152,000
Kemper Corp.	1,010	67,892
Lincoln National Corp.	3,645	129,288
Loews Corp.	4,519	156,629
Markel Corp. (A)	224	193,948
Marsh & McLennan Companies, Inc.	4,371	425,429
MetLife, Inc.	6,549	236,288
Old Republic International Corp.	5,150	82,143
Primerica, Inc.	742	77,101
Principal Financial Group, Inc.	4,910	178,773
Prudential Financial, Inc.	3,293	205,384
Reinsurance Group of America, Inc.	1,179	123,418
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	707	$103,229
RLI Corp.	390	28,404
The Allstate Corp.	3,014	306,584
The Hanover Insurance Group, Inc.	693	69,563
The Hartford Financial Services Group, Inc.	8,095	307,529
The Progressive Corp.	5,060	391,138
The Travelers Companies, Inc.	2,609	264,057
Unum Group	4,040	70,498
W.R. Berkley Corp.	2,401	129,654
Willis Towers Watson PLC	1,640	292,396
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd.	1,713	46,799
MGIC Investment Corp.	7,621	55,710
New York Community Bancorp, Inc.	7,450	80,907
Radian Group, Inc.	4,228	63,335
TFS Financial Corp.	706	9,637
Industrials – 1.5%		446,465
Professional services – 1.5%
Equifax, Inc.	1,453	201,822
TransUnion	3,105	244,643
Information technology – 16.8%		5,090,395
IT services – 16.8%
Euronet Worldwide, Inc. (A)	737	67,627
Fidelity National Information Services, Inc.	2,547	335,924
Fiserv, Inc. (A)	1,951	201,070
FleetCor Technologies, Inc. (A)	1,424	343,540
Global Payments, Inc.	2,043	339,179
Jack Henry & Associates, Inc.	1,056	172,709
Mastercard, Inc., Class A	4,738	1,302,808
PayPal Holdings, Inc. (A)	5,217	641,691
Square, Inc., Class A (A)	1,115	72,631
The Western Union Company	6,845	130,534
Visa, Inc., Class A	7,786	1,391,514
WEX, Inc. (A)	689	91,168

SHORT-TERM INVESTMENTS – 0.2%		$69,761
(Cost $69,753)
Short-term funds – 0.2%		69,761
John Hancock Collateral Trust, 0.6614% (C)(D)	3,545	35,481

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	34,280	34,280
Total investments (Multifactor Financials ETF) (Cost $36,227,620) 100.2%		$30,411,289
Other assets and liabilities, net (0.2%)		(53,393)
Total net assets 100.0%		$30,357,896

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR FINANCIALS ETF (continued)

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$43,192,912
(Cost $39,665,683)
Consumer discretionary – 0.3%		153,132
Diversified consumer services – 0.3%
Service Corp. International	4,168	153,132
Health care – 99.6%		43,039,780
Biotechnology – 16.2%
AbbVie, Inc.	8,439	693,686
ACADIA Pharmaceuticals, Inc. (A)	1,193	57,634
Acceleron Pharma, Inc. (A)	385	34,854
Alexion Pharmaceuticals, Inc. (A)	3,314	356,156
Alnylam Pharmaceuticals, Inc. (A)	1,634	215,198
Amgen, Inc.	4,284	1,024,818
Biogen, Inc. (A)	2,647	785,709
BioMarin Pharmaceutical, Inc. (A)	2,806	258,208
Bluebird Bio, Inc. (A)	786	42,350
Bridgebio Pharma, Inc. (A)(B)	875	26,714
Exact Sciences Corp. (A)	1,512	119,418
Exelixis, Inc. (A)	7,674	189,509
FibroGen, Inc. (A)	1,035	38,181
Gilead Sciences, Inc.	12,992	1,091,328
Global Blood Therapeutics, Inc. (A)(B)	599	45,835
Incyte Corp. (A)	2,848	278,136
Ionis Pharmaceuticals, Inc. (A)	1,723	95,678
Iovance Biotherapeutics, Inc. (A)	950	30,543
Mirati Therapeutics, Inc. (A)(B)	318	27,043
Moderna, Inc. (A)	2,727	125,415
Neurocrine Biosciences, Inc. (A)	1,110	108,935
Regeneron Pharmaceuticals, Inc. (A)	889	467,507
Sarepta Therapeutics, Inc. (A)	848	99,962
Seattle Genetics, Inc. (A)	1,437	197,200
United Therapeutics Corp. (A)	1,277	139,908
Vertex Pharmaceuticals, Inc. (A)	1,770	444,624
Health care equipment and supplies – 24.9%
Abbott Laboratories	11,827	1,089,148
ABIOMED, Inc. (A)	637	121,826
Align Technology, Inc. (A)	1,515	325,498
Baxter International, Inc.	5,613	498,322
Becton, Dickinson and Company	2,006	506,575
Boston Scientific Corp. (A)	14,409	540,049
Danaher Corp.	3,864	631,609
Dentsply Sirona, Inc.	5,231	222,004
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
DexCom, Inc. (A)	1,077	$361,010
Edwards Lifesciences Corp. (A)	1,736	377,580
Envista Holdings Corp. (A)	2,390	46,533
Globus Medical, Inc., Class A (A)	1,998	94,825
Haemonetics Corp. (A)	911	103,654
Hill-Rom Holdings, Inc.	1,878	211,256
Hologic, Inc. (A)	6,543	327,804
IDEXX Laboratories, Inc. (A)	1,745	484,412
Insulet Corp. (A)	926	184,941
Integra LifeSciences Holdings Corp. (A)	1,387	70,806
Intuitive Surgical, Inc. (A)	667	340,757
LivaNova PLC (A)	1,041	55,298
Masimo Corp. (A)	936	200,220
Medtronic PLC	9,654	942,520
Nevro Corp. (A)	253	29,763
Novocure, Ltd. (A)	895	58,891
Penumbra, Inc. (A)(B)	373	66,140
ResMed, Inc.	2,637	409,579
STERIS PLC	1,857	264,623
Stryker Corp.	2,267	422,637
Tandem Diabetes Care, Inc. (A)	602	48,028
Teleflex, Inc.	856	287,102
The Cooper Companies, Inc.	1,072	307,342
Varian Medical Systems, Inc. (A)	2,085	238,482
West Pharmaceutical Services, Inc.	1,544	292,217
Wright Medical Group NV (A)(B)	1,505	43,825
Zimmer Biomet Holdings, Inc.	4,536	542,959
Health care providers and services – 22.6%
Amedisys, Inc. (A)	583	107,365
AmerisourceBergen Corp.	3,777	338,646
Anthem, Inc.	2,403	674,594
Cardinal Health, Inc.	6,809	336,909
Centene Corp. (A)	6,729	448,017
Chemed Corp.	347	144,550
Cigna Corp.	3,307	647,444
CVS Health Corp.	10,643	655,077
DaVita, Inc. (A)	2,963	234,107
Encompass Health Corp.	2,844	188,415
Guardant Health, Inc. (A)	510	39,250
HCA Healthcare, Inc.	2,464	270,744
HealthEquity, Inc. (A)	959	53,963
Henry Schein, Inc. (A)	3,796	207,110
Humana, Inc.	1,833	699,876
Laboratory Corp. of America Holdings (A)	2,826	464,736
LHC Group, Inc. (A)	442	57,456
McKesson Corp.	5,071	716,279
Molina Healthcare, Inc. (A)	1,948	319,414
Premier, Inc., Class A (A)	1,241	41,152
Quest Diagnostics, Inc.	3,833	422,052
48	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	8,291	$2,424,869
Universal Health Services, Inc., Class B	2,557	270,249
Health care technology – 2.4%
Cerner Corp.	7,420	514,874
Teladoc Health, Inc. (A)	1,155	190,101
Veeva Systems, Inc., Class A (A)	1,706	325,505
Life sciences tools and services – 10.0%
Adaptive Biotechnologies Corp. (A)	158	5,058
Agilent Technologies, Inc.	6,767	518,758
Avantor, Inc. (A)	4,822	81,058
Bio-Rad Laboratories, Inc., Class A (A)	497	218,730
Bio-Techne Corp.	731	164,475
Bruker Corp.	2,606	102,468
Charles River Laboratories International, Inc. (A)	1,318	190,675
Illumina, Inc. (A)	1,153	367,842
IQVIA Holdings, Inc. (A)	3,892	554,960
Mettler-Toledo International, Inc. (A)	458	329,733
PerkinElmer, Inc.	1,852	167,662
PPD, Inc. (A)	579	13,838
PRA Health Sciences, Inc. (A)	1,184	114,256
Repligen Corp. (A)	711	82,583
Syneos Health, Inc. (A)	1,754	97,856
Thermo Fisher Scientific, Inc.	3,086	1,032,822
Waters Corp. (A)	1,495	279,565
Pharmaceuticals – 23.5%
Allergan PLC	2,426	454,487
Bristol-Myers Squibb Company	16,325	992,723
Catalent, Inc. (A)	3,894	269,270
Elanco Animal Health, Inc. (A)	5,154	127,355
Eli Lilly & Company	5,828	901,242
Horizon Therapeutics PLC (A)	4,161	149,962
Jazz Pharmaceuticals PLC (A)	1,652	182,133
Johnson & Johnson	18,025	2,704,471
Merck & Company, Inc.	21,023	1,667,965
Mylan NV (A)	12,728	213,449
Perrigo Company PLC	2,818	150,199
Pfizer, Inc.	48,817	1,872,620
Reata Pharmaceuticals, Inc., Class A (A)(B)	197	31,158
Zoetis, Inc.	3,595	464,869

SHORT-TERM INVESTMENTS – 0.5%		$206,649
(Cost $206,587)
Short-term funds – 0.5%		206,649
John Hancock Collateral Trust, 0.6614% (C)(D)	18,363	183,786
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	22,863	$22,863
Total investments (Multifactor Healthcare ETF) (Cost $39,872,270) 100.4%		$43,399,561
Other assets and liabilities, net (0.4%)		(192,645)
Total net assets 100.0%		$43,206,916

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$22,229,705
(Cost $25,327,564)
Consumer discretionary – 6.6%		1,459,065
Auto components – 1.7%
Aptiv PLC	4,087	284,251
Gentex Corp.	3,579	86,755
Distributors – 0.5%
Pool Corp.	523	110,698
Hotels, restaurants and leisure – 0.5%
Aramark	3,823	104,406
Household durables – 3.9%
D.R. Horton, Inc.	5,131	242,286
Leggett & Platt, Inc.	2,845	99,945
Lennar Corp., A Shares	3,640	182,255
Lennar Corp., B Shares	205	7,821
NVR, Inc. (A)	58	179,800
PulteGroup, Inc.	4,258	120,374
Toll Brothers, Inc.	1,685	40,474
Industrials – 82.5%		18,360,255
Aerospace and defense – 13.6%
Aerojet Rocketdyne Holdings, Inc. (A)	1,106	45,501
Axon Enterprise, Inc. (A)	317	23,049
BWX Technologies, Inc.	1,282	68,023
Curtiss-Wright Corp.	666	69,031
General Dynamics Corp.	1,780	232,504
HEICO Corp.	450	39,420
HEICO Corp., Class A	776	56,128
Hexcel Corp.	1,160	40,124
Huntington Ingalls Industries, Inc.	677	129,585
L3Harris Technologies, Inc.	1,127	218,300
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Lockheed Martin Corp.	1,146	$445,863
Mercury Systems, Inc. (A)	644	57,419
Northrop Grumman Corp.	980	324,057
Parsons Corp. (A)	331	12,379
Raytheon Technologies Corp.	9,001	583,355
Spirit AeroSystems Holdings, Inc., Class A	1,939	42,968
Teledyne Technologies, Inc. (A)	456	148,506
Textron, Inc.	3,556	93,736
The Boeing Company	1,944	274,143
TransDigm Group, Inc.	315	114,370
Virgin Galactic Holdings, Inc. (A)(B)	338	5,956
Air freight and logistics – 4.1%
C.H. Robinson Worldwide, Inc.	2,199	155,909
Expeditors International of Washington, Inc.	2,513	179,943
FedEx Corp.	1,214	153,899
United Parcel Service, Inc., Class B	3,401	321,939
XPO Logistics, Inc. (A)	1,624	108,386
Airlines – 3.4%
Alaska Air Group, Inc.	2,005	65,203
American Airlines Group, Inc. (B)	4,066	48,833
Copa Holdings SA, Class A	388	17,153
Delta Air Lines, Inc.	6,743	174,711
JetBlue Airways Corp. (A)	4,416	43,012
Southwest Airlines Company	7,975	249,219
United Airlines Holdings, Inc. (A)	5,028	148,728
Building products – 4.2%
AO Smith Corp.	1,710	72,470
Armstrong World Industries, Inc.	628	48,406
Carrier Global Corp. (A)	4,092	72,469
Johnson Controls International PLC	9,117	265,396
Lennox International, Inc.	416	77,659
Masco Corp.	2,916	119,673
Trane Technologies PLC	2,461	215,141
Trex Company, Inc. (A)	599	57,037
Commercial services and supplies – 5.1%
ADT, Inc. (B)	3,374	19,333
Cintas Corp.	1,092	242,238
Clean Harbors, Inc. (A)	738	39,431
IAA, Inc. (A)	1,258	48,559
MSA Safety, Inc.	422	47,488
Republic Services, Inc.	3,330	260,872
Stericycle, Inc. (A)	1,111	54,217
Tetra Tech, Inc.	562	42,307
The Brink's Company	994	50,813
Waste Management, Inc.	3,273	327,365
Construction and engineering – 1.9%
AECOM (A)	2,392	86,734
EMCOR Group, Inc.	1,043	66,262
Jacobs Engineering Group, Inc.	1,910	158,053
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (A)	1,111	$39,885
Quanta Services, Inc.	2,078	75,556
Electrical equipment – 6.4%
Acuity Brands, Inc.	665	57,582
AMETEK, Inc.	3,609	302,687
Eaton Corp. PLC	3,083	257,431
Emerson Electric Company	4,905	279,732
Generac Holdings, Inc. (A)	852	83,019
Hubbell, Inc.	888	110,494
Rockwell Automation, Inc.	1,711	324,200
Industrial conglomerates – 6.2%
3M Company	3,116	473,383
Carlisle Companies, Inc.	850	102,816
General Electric Company	32,663	222,108
Honeywell International, Inc.	3,176	450,674
Roper Technologies, Inc.	391	133,343
Machinery – 20.6%
AGCO Corp.	1,001	52,893
Allison Transmission Holdings, Inc.	2,113	76,786
Caterpillar, Inc.	3,698	430,373
Colfax Corp. (A)	869	22,412
Crane Company	809	44,050
Cummins, Inc.	2,487	406,625
Deere & Company	2,815	408,344
Donaldson Company, Inc.	1,996	87,485
Dover Corp.	2,084	195,167
Flowserve Corp.	1,676	47,213
Fortive Corp.	3,932	251,648
Graco, Inc.	2,602	116,205
IDEX Corp.	1,071	164,538
Illinois Tool Works, Inc.	2,110	342,875
Ingersoll Rand, Inc. (A)	2,702	78,574
ITT, Inc.	1,608	84,774
Lincoln Electric Holdings, Inc.	1,033	83,167
Nordson Corp.	705	113,442
Oshkosh Corp.	1,324	89,410
Otis Worldwide Corp. (A)	2,047	104,213
PACCAR, Inc.	6,346	439,334
Parker-Hannifin Corp.	1,994	315,291
Pentair PLC	2,564	88,689
Snap-on, Inc.	916	119,346
The Middleby Corp. (A)	949	52,793
The Toro Company	1,475	94,120
Wabtec Corp.	1,330	75,039
Woodward, Inc.	830	50,265
Xylem, Inc.	2,226	160,049
Marine – 0.2%
Kirby Corp. (A)	918	49,040
50	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services – 3.4%
CoreLogic, Inc.	889	$34,155
Exponent, Inc.	320	22,506
FTI Consulting, Inc. (A)	438	55,784
IHS Markit, Ltd.	2,737	184,200
ManpowerGroup, Inc.	947	70,305
Robert Half International, Inc.	1,900	89,813
TriNet Group, Inc. (A)	891	43,632
Verisk Analytics, Inc.	1,653	252,628
Road and rail – 9.2%
AMERCO	168	47,062
CSX Corp.	5,547	367,378
J.B. Hunt Transport Services, Inc.	1,676	169,477
Kansas City Southern	1,326	173,109
Knight-Swift Transportation Holdings, Inc. (B)	1,636	60,826
Landstar System, Inc.	681	70,354
Norfolk Southern Corp.	2,006	343,227
Old Dominion Freight Line, Inc.	1,521	220,986
Union Pacific Corp.	3,760	600,802
Trading companies and distributors – 4.2%
Air Lease Corp.	1,733	45,318
Fastenal Company	7,854	284,472
HD Supply Holdings, Inc. (A)	2,857	84,796
MSC Industrial Direct Company, Inc., Class A	698	41,629
United Rentals, Inc. (A)	1,665	213,953
W.W. Grainger, Inc.	733	202,000
Watsco, Inc.	382	61,498
Information technology – 10.8%		2,410,385
Electronic equipment, instruments and components – 1.6%
Arrow Electronics, Inc. (A)	1,238	77,895
CDW Corp.	1,900	210,520
SYNNEX Corp.	669	58,578
IT services – 9.0%
Accenture PLC, Class A	3,000	555,570
Automatic Data Processing, Inc.	1,811	265,656
Black Knight, Inc. (A)	1,492	105,290
Booz Allen Hamilton Holding Corp.	1,835	134,762
Broadridge Financial Solutions, Inc.	1,525	176,900
CACI International, Inc., Class A (A)	326	81,546
Genpact, Ltd.	2,247	77,364
KBR, Inc.	1,367	27,695
Leidos Holdings, Inc.	2,014	199,003
MAXIMUS, Inc.	852	57,357
Paychex, Inc.	3,797	260,170
Sabre Corp.	4,103	29,829
Science Applications International Corp.	501	40,912
Semiconductors and semiconductor equipment – 0.1%
Enphase Energy, Inc. (A)	748	35,029
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software – 0.1%
Globant SA (A)(B)	141	$16,309

SHORT-TERM INVESTMENTS – 0.6%		$119,191
(Cost $119,171)
Short-term funds – 0.6%		119,191
John Hancock Collateral Trust, 0.6614% (C)(D)	9,528	95,357

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	23,834	23,834
Total investments (Multifactor Industrials ETF) (Cost $25,446,735) 100.5%		$22,348,896
Other assets and liabilities, net (0.5%)		(101,056)
Total net assets 100.0%		$22,247,840

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$788,432,145
(Cost $776,148,143)
Communication services – 8.1%		64,150,859
Diversified telecommunication services – 1.5%
AT&T, Inc.	175,724	5,354,310
CenturyLink, Inc.	70,884	752,788
GCI Liberty, Inc., Class A (A)	3,114	189,425
Verizon Communications, Inc.	102,161	5,869,149
Entertainment – 1.4%
Activision Blizzard, Inc.	23,572	1,502,244
Electronic Arts, Inc. (A)	9,690	1,107,179
Liberty Media Corp.-Liberty Formula One, Series A (A)	751	22,718
Liberty Media Corp.-Liberty Formula One, Series C (A)	9,837	316,653
Live Nation Entertainment, Inc. (A)	7,434	333,564
Madison Square Garden Entertainment Corp. (A)	719	59,461
Madison Square Garden Sports Corp. (A)	719	123,179
Netflix, Inc. (A)	6,409	2,690,819
Roku, Inc. (A)	1,590	192,756
Spotify Technology SA (A)	1,025	155,359
Take-Two Interactive Software, Inc. (A)	4,816	582,977
The Walt Disney Company	37,046	4,006,525
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
Zynga, Inc., Class A (A)	11,201	$84,456
Interactive media and services – 3.2%
Alphabet, Inc., Class A (A)	9,178	12,360,013
Alphabet, Inc., Class C (A)	1,560	2,103,910
Facebook, Inc., Class A (A)	42,240	8,646,950
InterActiveCorp (A)	3,794	847,883
Match Group, Inc. (A)(B)	2,358	181,472
Pinterest, Inc., Class A (A)(B)	3,741	77,289
Snap, Inc., Class A (A)	16,350	287,924
Twitter, Inc. (A)	27,053	775,880
Zillow Group, Inc., Class A (A)	1,005	43,758
Zillow Group, Inc., Class C (A)(B)	5,318	233,779
Media – 1.8%
Altice USA, Inc., Class A (A)	12,923	335,610
Cable One, Inc.	150	286,929
Charter Communications, Inc., Class A (A)	4,972	2,462,284
Comcast Corp., Class A	137,817	5,186,054
Discovery, Inc., Series A (A)(B)	17,055	382,373
Discovery, Inc., Series C (A)	12,453	254,166
DISH Network Corp., Class A (A)	14,037	351,136
Fox Corp., Class A	15,945	412,497
Fox Corp., Class B	4,681	119,646
Liberty Broadband Corp., Series A (A)	614	73,692
Liberty Broadband Corp., Series C (A)	7,274	892,374
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,508	253,095
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	3,764	128,239
News Corp., Class A	21,431	212,381
News Corp., Class B	5,568	56,905
Omnicom Group, Inc.	18,820	1,073,305
Sirius XM Holdings, Inc. (B)	58,231	344,145
The Interpublic Group of Companies, Inc.	33,185	563,481
The New York Times Company, Class A	1,081	35,154
ViacomCBS, Inc., Class A	84	1,649
ViacomCBS, Inc., Class B	36,177	624,415
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	13,655	1,198,909
Consumer discretionary – 10.4%		82,522,415
Auto components – 0.4%
Aptiv PLC	18,558	1,290,709
Autoliv, Inc.	5,999	360,060
BorgWarner, Inc.	13,838	395,352
Gentex Corp.	15,460	374,750
Lear Corp.	5,534	540,395
Automobiles – 0.4%
Ford Motor Company	115,594	588,373
General Motors Company	39,559	881,770
Tesla, Inc. (A)	2,326	1,818,653
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Distributors – 0.2%
Genuine Parts Company	10,029	$795,099
LKQ Corp. (A)	16,467	430,612
Pool Corp.	1,803	381,623
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	2,132	248,271
Service Corp. International	11,666	428,609
ServiceMaster Global Holdings, Inc. (A)	7,688	261,776
Hotels, restaurants and leisure – 1.8%
Aramark	15,839	432,563
Carnival Corp. (B)	14,695	233,651
Chipotle Mexican Grill, Inc. (A)	1,575	1,383,716
Darden Restaurants, Inc.	7,953	586,852
Domino's Pizza, Inc.	1,895	685,857
Dunkin' Brands Group, Inc.	2,408	151,319
Hilton Worldwide Holdings, Inc.	12,370	936,533
Hyatt Hotels Corp., Class A	2,070	116,458
Las Vegas Sands Corp.	14,427	692,785
Marriott International, Inc., Class A	10,148	922,859
McDonald's Corp.	15,162	2,843,785
MGM Resorts International	30,451	512,490
Norwegian Cruise Line Holdings, Ltd. (A)	9,418	154,455
Planet Fitness, Inc., Class A (A)	2,062	124,400
Royal Caribbean Cruises, Ltd.	9,007	421,257
Starbucks Corp.	25,964	1,992,218
Vail Resorts, Inc.	2,135	365,085
Wyndham Hotels & Resorts, Inc.	7,995	301,491
Wynn Resorts, Ltd.	5,213	445,868
Yum! Brands, Inc.	11,096	959,027
Household durables – 0.7%
D.R. Horton, Inc.	21,198	1,000,970
Garmin, Ltd.	7,619	618,358
Lennar Corp., A Shares	13,524	677,147
Lennar Corp., B Shares	782	29,833
Mohawk Industries, Inc. (A)	4,113	360,792
Newell Brands, Inc.	22,813	316,644
NVR, Inc. (A)	302	936,200
PulteGroup, Inc.	16,824	475,614
Toll Brothers, Inc.	8,587	206,260
Whirlpool Corp.	5,273	589,205
Internet and direct marketing retail – 2.9%
Amazon.com, Inc. (A)	7,476	18,495,624
Booking Holdings, Inc. (A)	1,080	1,599,016
Chewy, Inc., Class A (A)(B)	960	41,510
eBay, Inc.	48,543	1,933,468
Etsy, Inc. (A)	2,367	153,547
Expedia Group, Inc.	7,007	497,357
Wayfair, Inc., Class A (A)(B)	1,292	160,260
Leisure products – 0.1%
Hasbro, Inc.	9,000	649,890
52	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Leisure products (continued)
Peloton Interactive, Inc., Class A (A)	646	$20,349
Polaris, Inc.	3,770	267,406
Multiline retail – 0.7%
Dollar General Corp.	10,437	1,829,606
Dollar Tree, Inc. (A)	15,276	1,217,039
Kohl's Corp.	15,798	291,631
Target Corp.	22,345	2,452,140
Specialty retail – 2.4%
Advance Auto Parts, Inc.	4,241	512,779
AutoZone, Inc. (A)	1,171	1,194,795
Best Buy Company, Inc.	20,919	1,605,115
Burlington Stores, Inc. (A)	3,414	623,704
CarMax, Inc. (A)	11,934	878,939
Carvana Company (A)(B)	1,076	86,198
Five Below, Inc. (A)	1,551	139,838
L Brands, Inc.	2,497	29,689
Lowe's Companies, Inc.	22,314	2,337,392
O'Reilly Automotive, Inc. (A)	3,868	1,494,363
Ross Stores, Inc.	20,564	1,878,727
The Gap, Inc.	18,314	148,710
The Home Depot, Inc.	20,198	4,440,126
The TJX Companies, Inc.	40,590	1,990,940
Tractor Supply Company	8,781	890,657
Ulta Beauty, Inc. (A)	3,580	780,154
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	876	63,852
Levi Strauss & Company, Class A (B)	746	9,616
Lululemon Athletica, Inc. (A)	5,417	1,210,591
NIKE, Inc., Class B	29,806	2,598,487
PVH Corp.	4,112	202,434
Ralph Lauren Corp.	3,919	289,144
Tapestry, Inc.	14,891	221,578
Under Armour, Inc., Class A (A)	8,394	87,465
Under Armour, Inc., Class C (A)	8,572	79,462
VF Corp.	14,614	849,073
Consumer staples – 6.8%		53,632,536
Beverages – 1.5%
Brown-Forman Corp., Class A	3,181	180,426
Brown-Forman Corp., Class B	15,961	992,774
Constellation Brands, Inc., Class A	5,804	955,861
Keurig Dr. Pepper, Inc.	11,686	309,212
Molson Coors Beverage Company, Class B	11,203	459,435
Monster Beverage Corp. (A)	13,556	837,896
PepsiCo, Inc.	30,924	4,090,936
The Coca-Cola Company	78,950	3,623,016
Food and staples retailing – 1.5%
Casey's General Stores, Inc.	1,201	181,843
Costco Wholesale Corp.	10,040	3,042,120
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing (continued)
Sysco Corp.	19,994	$1,125,062
The Kroger Company	65,355	2,065,872
US Foods Holding Corp. (A)	12,241	263,182
Walgreens Boots Alliance, Inc.	19,710	853,246
Walmart, Inc.	36,660	4,456,023
Food products – 1.7%
Archer-Daniels-Midland Company	28,673	1,064,915
Beyond Meat, Inc. (A)	369	36,527
Bunge, Ltd.	9,772	387,655
Campbell Soup Company	12,845	641,993
Conagra Brands, Inc.	28,951	968,121
General Mills, Inc.	27,265	1,632,901
Hormel Foods Corp.	14,813	693,989
Ingredion, Inc.	4,996	405,675
Kellogg Company	15,078	987,609
Lamb Weston Holdings, Inc.	8,535	523,708
McCormick & Company, Inc.	7,992	1,253,465
Mondelez International, Inc., Class A	36,326	1,868,609
Pilgrim's Pride Corp. (A)	616	13,552
Post Holdings, Inc. (A)	4,312	396,057
The Hershey Company	6,474	857,352
The J.M. Smucker Company	6,442	740,250
The Kraft Heinz Company	9,478	287,468
Tyson Foods, Inc., Class A	13,959	868,110
Household products – 1.4%
Church & Dwight Company, Inc.	12,760	893,072
Colgate-Palmolive Company	19,552	1,373,919
Kimberly-Clark Corp.	9,156	1,267,923
Reynolds Consumer Products, Inc.	493	15,988
The Clorox Company	8,531	1,590,520
The Procter & Gamble Company	51,888	6,116,039
Personal products – 0.2%
Coty, Inc., Class A	12,483	68,032
Herbalife Nutrition, Ltd. (A)	6,467	241,542
The Estee Lauder Companies, Inc., Class A	7,908	1,394,971
Tobacco – 0.5%
Altria Group, Inc.	41,771	1,639,512
Philip Morris International, Inc.	26,356	1,966,158
Energy – 2.7%		21,576,545
Energy equipment and services – 0.1%
Baker Hughes Company	9,412	131,297
Halliburton Company	19,628	206,094
National Oilwell Varco, Inc.	17,749	224,347
Schlumberger, Ltd.	22,610	380,300
TechnipFMC PLC	23,485	209,251
Oil, gas and consumable fuels – 2.6%
Apache Corp.	18,582	243,053
Cabot Oil & Gas Corp.	19,265	416,509
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy, Inc. (A)	8,815	$411,572
Chevron Corp.	47,781	4,395,852
Concho Resources, Inc.	8,055	456,880
ConocoPhillips	23,018	969,058
Continental Resources, Inc. (B)	4,906	80,409
Devon Energy Corp.	23,635	294,728
Diamondback Energy, Inc.	7,034	306,260
EOG Resources, Inc.	11,909	565,797
Exxon Mobil Corp.	84,674	3,934,801
Hess Corp.	15,550	756,352
HollyFrontier Corp.	14,073	464,972
Kinder Morgan, Inc.	55,817	850,093
Marathon Oil Corp.	52,830	323,320
Marathon Petroleum Corp.	29,978	961,694
Noble Energy, Inc.	32,326	317,118
Occidental Petroleum Corp.	24,371	404,559
ONEOK, Inc.	20,343	608,866
Parsley Energy, Inc., Class A	8,247	77,934
Phillips 66	12,004	878,333
Pioneer Natural Resources Company	5,532	494,063
Targa Resources Corp.	9,013	116,808
The Williams Companies, Inc.	36,115	699,548
Valero Energy Corp.	22,047	1,396,677
Financials – 12.0%		94,400,650
Banks – 3.8%
Bank of America Corp.	165,353	3,976,740
BOK Financial Corp.	1,054	54,587
Citigroup, Inc.	56,115	2,724,944
Citizens Financial Group, Inc.	29,085	651,213
Comerica, Inc.	10,792	376,209
Commerce Bancshares, Inc.	5,576	341,195
Cullen/Frost Bankers, Inc. (B)	2,197	157,876
East West Bancorp, Inc.	8,239	288,942
Fifth Third Bancorp	57,463	1,073,983
First Republic Bank	8,110	845,792
Huntington Bancshares, Inc.	65,009	600,683
JPMorgan Chase & Co.	70,586	6,759,315
KeyCorp	65,087	758,264
M&T Bank Corp.	8,307	931,049
People's United Financial, Inc.	19,954	253,216
Prosperity Bancshares, Inc.	1,154	69,159
Regions Financial Corp.	85,272	916,674
Signature Bank	2,792	299,247
SVB Financial Group (A)	3,063	591,680
TCF Financial Corp.	3,020	89,664
The PNC Financial Services Group, Inc.	12,951	1,381,483
Truist Financial Corp.	46,733	1,744,076
U.S. Bancorp	39,270	1,433,355
Wells Fargo & Company	108,459	3,150,734
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA	12,258	$387,475
Capital markets – 3.3%
Ameriprise Financial, Inc.	11,506	1,322,500
Ares Management Corp., Class A	1,608	53,948
BlackRock, Inc.	2,177	1,092,941
Cboe Global Markets, Inc.	5,443	540,925
CME Group, Inc.	6,856	1,221,808
E*TRADE Financial Corp.	15,151	615,282
FactSet Research Systems, Inc.	2,236	614,900
Franklin Resources, Inc.	19,451	366,457
Intercontinental Exchange, Inc.	15,682	1,402,755
Invesco, Ltd.	22,945	197,786
KKR & Company, Inc., Class A	10,308	259,865
LPL Financial Holdings, Inc.	3,578	215,467
MarketAxess Holdings, Inc.	1,899	864,064
Moody's Corp.	5,684	1,386,328
Morgan Stanley	32,668	1,288,099
Morningstar, Inc.	667	104,025
MSCI, Inc.	5,566	1,820,082
Nasdaq, Inc.	6,889	755,517
Northern Trust Corp.	13,221	1,046,574
Raymond James Financial, Inc.	8,090	533,293
S&P Global, Inc.	7,109	2,082,084
SEI Investments Company	9,963	507,714
State Street Corp.	13,334	840,575
T. Rowe Price Group, Inc.	14,058	1,625,527
TD Ameritrade Holding Corp.	12,393	486,673
The Bank of New York Mellon Corp.	33,313	1,250,570
The Blackstone Group, Inc., Class A	4,558	238,110
The Charles Schwab Corp.	31,509	1,188,519
The Goldman Sachs Group, Inc.	8,538	1,566,040
Tradeweb Markets, Inc., Class A	719	37,503
Consumer finance – 0.7%
Ally Financial, Inc.	36,735	602,087
American Express Company	18,759	1,711,759
Capital One Financial Corp.	21,270	1,377,445
Credit Acceptance Corp. (A)(B)	504	157,031
Discover Financial Services	21,553	926,132
Santander Consumer USA Holdings, Inc.	8,712	135,820
Synchrony Financial	40,075	793,084
Diversified financial services – 1.2%
Berkshire Hathaway, Inc., Class B (A)	45,658	8,554,483
Equitable Holdings, Inc.	12,084	221,379
Jefferies Financial Group, Inc.	15,725	215,747
Voya Financial, Inc.	9,388	424,056
Insurance – 3.0%
Aflac, Inc.	29,869	1,112,322
Alleghany Corp.	848	452,586
American Financial Group, Inc.	5,002	331,332
54	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
American International Group, Inc.	26,140	$664,740
Aon PLC	9,839	1,698,900
Arch Capital Group, Ltd. (A)	19,096	458,877
Arthur J. Gallagher & Company	10,162	797,717
Assurant, Inc.	1,811	192,401
Athene Holding, Ltd., Class A (A)	5,778	156,006
Brown & Brown, Inc.	13,603	488,484
Chubb, Ltd.	8,483	916,249
Cincinnati Financial Corp.	9,538	627,600
CNA Financial Corp.	1,972	62,276
Erie Indemnity Company, Class A	1,298	231,122
Everest Re Group, Ltd.	2,720	470,914
Fidelity National Financial, Inc.	16,270	440,104
First American Financial Corp.	5,274	243,237
Globe Life, Inc.	7,407	609,892
Lincoln National Corp.	16,227	575,572
Loews Corp.	18,165	629,599
Markel Corp. (A)	691	598,295
Marsh & McLennan Companies, Inc.	15,405	1,499,369
MetLife, Inc.	23,098	833,376
Old Republic International Corp.	16,214	258,613
Principal Financial Group, Inc.	20,633	751,248
Prudential Financial, Inc.	14,657	914,157
Reinsurance Group of America, Inc.	4,609	482,470
RenaissanceRe Holdings, Ltd.	1,146	167,327
The Allstate Corp.	12,716	1,293,472
The Hartford Financial Services Group, Inc.	30,130	1,144,639
The Progressive Corp.	21,991	1,699,904
The Travelers Companies, Inc.	13,748	1,391,435
W.R. Berkley Corp.	9,919	535,626
Willis Towers Watson PLC	6,143	1,095,235
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	5,767	62,630
TFS Financial Corp.	763	10,415
Health care – 15.0%		118,062,070
Biotechnology – 2.2%
AbbVie, Inc.	28,739	2,362,346
ACADIA Pharmaceuticals, Inc. (A)	830	40,097
Alexion Pharmaceuticals, Inc. (A)	6,610	710,377
Alnylam Pharmaceuticals, Inc. (A)	2,920	384,564
Amgen, Inc.	15,612	3,734,703
Biogen, Inc. (A)	6,114	1,814,819
BioMarin Pharmaceutical, Inc. (A)	6,298	579,542
Exact Sciences Corp. (A)	3,297	260,397
Exelixis, Inc. (A)	13,349	329,654
Gilead Sciences, Inc.	34,723	2,916,732
Incyte Corp. (A)	6,289	614,184
Ionis Pharmaceuticals, Inc. (A)	3,315	184,082
Moderna, Inc. (A)	2,434	111,940
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (A)	2,120	$208,057
Regeneron Pharmaceuticals, Inc. (A)	2,029	1,067,011
Sarepta Therapeutics, Inc. (A)	1,189	140,159
Seattle Genetics, Inc. (A)	3,332	457,250
Vertex Pharmaceuticals, Inc. (A)	5,594	1,405,213
Health care equipment and supplies – 3.7%
Abbott Laboratories	41,424	3,814,736
ABIOMED, Inc. (A)	1,379	263,734
Align Technology, Inc. (A)	3,136	673,770
Baxter International, Inc.	16,290	1,446,226
Becton, Dickinson and Company	6,713	1,695,234
Boston Scientific Corp. (A)	35,806	1,342,009
Danaher Corp.	13,934	2,277,652
Dentsply Sirona, Inc.	12,833	544,633
DexCom, Inc. (A)	1,980	663,696
Edwards Lifesciences Corp. (A)	5,974	1,299,345
Globus Medical, Inc., Class A (A)	1,469	69,719
Haemonetics Corp. (A)	1,095	124,589
Hill-Rom Holdings, Inc.	3,286	369,642
Hologic, Inc. (A)	19,395	971,690
IDEXX Laboratories, Inc. (A)	5,124	1,422,422
Insulet Corp. (A)	1,566	312,762
Intuitive Surgical, Inc. (A)	2,273	1,161,230
Masimo Corp. (A)	1,473	315,089
Medtronic PLC	27,089	2,644,699
Novocure, Ltd. (A)	1,127	74,157
Penumbra, Inc. (A)	257	45,571
ResMed, Inc.	7,963	1,236,813
STERIS PLC	4,633	660,203
Stryker Corp.	8,782	1,637,228
Teleflex, Inc.	2,213	742,240
The Cooper Companies, Inc.	2,509	719,330
Varian Medical Systems, Inc. (A)	6,069	694,172
West Pharmaceutical Services, Inc.	3,527	667,520
Zimmer Biomet Holdings, Inc.	11,317	1,354,645
Health care providers and services – 3.6%
Amedisys, Inc. (A)	367	67,587
AmerisourceBergen Corp.	10,321	925,381
Anthem, Inc.	8,536	2,396,311
Cardinal Health, Inc.	18,176	899,348
Centene Corp. (A)	25,087	1,670,292
Chemed Corp.	401	167,045
Cigna Corp.	12,987	2,542,595
CVS Health Corp.	36,246	2,230,941
DaVita, Inc. (A)	10,274	811,749
Encompass Health Corp.	3,852	255,195
Guardant Health, Inc. (A)	749	57,643
HCA Healthcare, Inc.	7,263	798,058
Henry Schein, Inc. (A)	11,687	637,643
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Humana, Inc.	5,476	$2,090,846
Laboratory Corp. of America Holdings (A)	8,474	1,393,549
McKesson Corp.	12,365	1,746,556
Molina Healthcare, Inc. (A)	3,293	539,953
Quest Diagnostics, Inc.	13,934	1,534,273
UnitedHealth Group, Inc.	23,539	6,884,451
Universal Health Services, Inc., Class B	7,945	839,707
Health care technology – 0.3%
Cerner Corp.	19,355	1,343,043
Teladoc Health, Inc. (A)	658	108,300
Veeva Systems, Inc., Class A (A)	4,088	779,990
Life sciences tools and services – 1.5%
Agilent Technologies, Inc.	19,288	1,478,618
Avantor, Inc. (A)	5,883	98,893
Bio-Rad Laboratories, Inc., Class A (A)	1,099	483,670
Bio-Techne Corp.	1,150	258,750
Bruker Corp.	3,110	122,285
Charles River Laboratories International, Inc. (A)	2,176	314,802
Illumina, Inc. (A)	4,074	1,299,728
IQVIA Holdings, Inc. (A)	9,163	1,306,552
Mettler-Toledo International, Inc. (A)	1,633	1,175,662
PerkinElmer, Inc.	5,984	541,732
PPD, Inc. (A)	547	13,073
PRA Health Sciences, Inc. (A)	2,442	235,653
Syneos Health, Inc. (A)	1,225	68,343
Thermo Fisher Scientific, Inc.	8,953	2,996,390
Waters Corp. (A)	4,918	919,666
Pharmaceuticals – 3.7%
Allergan PLC	7,059	1,322,433
Bristol-Myers Squibb Company	43,741	2,659,890
Catalent, Inc. (A)	8,058	557,211
Elanco Animal Health, Inc. (A)	13,924	344,062
Eli Lilly & Company	18,029	2,788,005
Horizon Therapeutics PLC (A)	2,954	106,462
Jazz Pharmaceuticals PLC (A)	3,338	368,015
Johnson & Johnson	58,633	8,797,295
Merck & Company, Inc.	59,560	4,725,490
Mylan NV (A)	27,716	464,797
Perrigo Company PLC	6,824	363,719
Pfizer, Inc.	134,179	5,147,106
Reata Pharmaceuticals, Inc., Class A (A)(B)	174	27,520
Zoetis, Inc.	13,842	1,789,909
Industrials – 10.8%		84,917,674
Aerospace and defense – 1.7%
BWX Technologies, Inc.	1,612	85,533
Curtiss-Wright Corp.	973	100,851
General Dynamics Corp.	7,083	925,181
HEICO Corp.	1,491	130,612
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
HEICO Corp., Class A	2,832	$204,839
Hexcel Corp.	3,283	113,559
Howmet Aerospace, Inc.	23,992	313,575
Huntington Ingalls Industries, Inc.	2,789	533,842
L3Harris Technologies, Inc.	6,428	1,245,104
Lockheed Martin Corp.	5,703	2,218,809
Northrop Grumman Corp.	4,251	1,405,678
Raytheon Technologies Corp.	43,707	2,832,651
Spirit AeroSystems Holdings, Inc., Class A	7,300	161,768
Teledyne Technologies, Inc. (A)	1,411	459,520
Textron, Inc.	17,209	453,629
The Boeing Company	10,221	1,441,365
TransDigm Group, Inc.	1,729	627,765
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	9,537	676,173
Expeditors International of Washington, Inc.	11,345	812,359
FedEx Corp.	7,662	971,312
United Parcel Service, Inc., Class B	13,972	1,322,590
XPO Logistics, Inc. (A)	5,770	385,090
Airlines – 0.4%
Alaska Air Group, Inc.	8,912	289,818
American Airlines Group, Inc. (B)	25,753	309,294
Delta Air Lines, Inc.	30,999	803,184
Southwest Airlines Company	31,400	981,250
United Airlines Holdings, Inc. (A)	24,885	736,098
Building products – 0.7%
Allegion PLC	6,838	687,493
AO Smith Corp.	6,819	288,989
Carrier Global Corp. (A)	21,999	389,602
Fortune Brands Home & Security, Inc.	8,755	421,991
Johnson Controls International PLC	33,349	970,789
Lennox International, Inc.	2,038	380,454
Masco Corp.	15,368	630,703
Owens Corning	7,741	335,650
Trane Technologies PLC	14,205	1,241,801
Trex Company, Inc. (A)	634	60,369
Commercial services and supplies – 0.8%
Cintas Corp.	6,139	1,361,814
Copart, Inc. (A)	11,338	908,287
IAA, Inc. (A)	6,597	254,644
Republic Services, Inc.	19,608	1,536,091
Rollins, Inc.	7,770	310,800
Waste Management, Inc.	17,549	1,755,251
Construction and engineering – 0.1%
AECOM (A)	3,987	144,569
Jacobs Engineering Group, Inc.	7,562	625,756
Quanta Services, Inc.	2,019	73,411
Electrical equipment – 0.8%
AMETEK, Inc.	14,112	1,183,573
56	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
Eaton Corp. PLC	15,794	$1,318,799
Emerson Electric Company	21,100	1,203,333
Generac Holdings, Inc. (A)	833	81,168
Hubbell, Inc.	3,409	424,182
Rockwell Automation, Inc.	8,202	1,554,115
Sensata Technologies Holding PLC (A)	10,331	375,842
Industrial conglomerates – 0.9%
3M Company	13,336	2,026,005
Carlisle Companies, Inc.	4,135	500,170
General Electric Company	160,980	1,094,664
Honeywell International, Inc.	16,441	2,332,978
Roper Technologies, Inc.	3,545	1,208,951
Machinery – 2.5%
Allison Transmission Holdings, Inc.	8,632	313,687
Caterpillar, Inc.	15,493	1,803,075
Cummins, Inc.	9,378	1,533,303
Deere & Company	13,083	1,897,820
Donaldson Company, Inc.	8,073	353,840
Dover Corp.	11,693	1,095,049
Flowserve Corp.	9,518	268,122
Fortive Corp.	15,102	966,528
Graco, Inc.	7,987	356,699
IDEX Corp.	4,486	689,184
Illinois Tool Works, Inc.	10,721	1,742,163
Ingersoll Rand, Inc. (A)	12,456	362,220
Lincoln Electric Holdings, Inc.	3,632	292,412
Nordson Corp.	2,686	432,204
Otis Worldwide Corp. (A)	10,980	558,992
PACCAR, Inc.	25,919	1,794,372
Parker-Hannifin Corp.	9,232	1,459,764
Pentair PLC	10,050	347,630
Snap-on, Inc.	3,674	478,685
Stanley Black & Decker, Inc.	9,929	1,094,176
The Middleby Corp. (A)	3,133	174,289
The Toro Company	5,421	345,914
Wabtec Corp.	6,684	377,111
Woodward, Inc.	1,656	100,287
Xylem, Inc.	9,412	676,723
Professional services – 0.7%
CoStar Group, Inc. (A)	1,435	930,253
Equifax, Inc.	6,973	968,550
IHS Markit, Ltd.	12,850	864,805
Nielsen Holdings PLC	13,837	203,819
Robert Half International, Inc.	8,024	379,294
TransUnion	9,352	736,844
Verisk Analytics, Inc.	8,856	1,353,462
Road and rail – 1.2%
AMERCO	579	162,195
CSX Corp.	24,218	1,603,958
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Road and rail (continued)
J.B. Hunt Transport Services, Inc.	7,652	$773,770
Kansas City Southern	6,816	889,829
Knight-Swift Transportation Holdings, Inc. (B)	3,580	133,104
Lyft, Inc., Class A (A)	431	14,150
Norfolk Southern Corp.	12,017	2,056,109
Old Dominion Freight Line, Inc.	5,746	834,836
Uber Technologies, Inc. (A)	9,246	279,876
Union Pacific Corp.	19,801	3,164,002
Trading companies and distributors – 0.5%
Fastenal Company	34,071	1,234,052
HD Supply Holdings, Inc. (A)	10,909	323,779
United Rentals, Inc. (A)	6,751	867,504
W.W. Grainger, Inc.	4,210	1,160,192
Watsco, Inc.	1,524	245,349
Information technology – 22.7%		179,174,470
Communications equipment – 1.0%
Arista Networks, Inc. (A)	2,076	455,267
Ciena Corp. (A)	5,361	247,946
Cisco Systems, Inc.	105,695	4,479,354
F5 Networks, Inc. (A)	4,076	567,624
Juniper Networks, Inc.	24,149	521,618
Lumentum Holdings, Inc. (A)	1,053	85,198
Motorola Solutions, Inc.	8,840	1,271,280
Ubiquiti, Inc. (B)	559	90,575
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	21,417	1,890,264
Arrow Electronics, Inc. (A)	7,011	441,132
CDW Corp.	8,468	938,254
Cognex Corp.	5,690	314,316
Corning, Inc.	54,373	1,196,750
Dolby Laboratories, Inc., Class A	3,029	181,831
Flex, Ltd. (A)	48,403	472,417
FLIR Systems, Inc.	6,184	268,386
IPG Photonics Corp. (A)	1,685	217,921
Keysight Technologies, Inc. (A)	10,295	996,247
National Instruments Corp.	4,421	169,855
SYNNEX Corp.	707	61,905
TE Connectivity, Ltd.	17,677	1,298,552
Trimble, Inc. (A)	13,822	478,656
Zebra Technologies Corp., Class A (A)	2,668	612,733
IT services – 5.1%
Accenture PLC, Class A	15,469	2,864,704
Akamai Technologies, Inc. (A)	10,921	1,067,091
Amdocs, Ltd.	11,274	726,497
Automatic Data Processing, Inc.	10,417	1,528,070
Black Knight, Inc. (A)	6,442	454,612
Booz Allen Hamilton Holding Corp.	7,035	516,650
Broadridge Financial Solutions, Inc.	6,878	797,848
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
CACI International, Inc., Class A (A)	632	$158,088
Cognizant Technology Solutions Corp., Class A	19,830	1,150,537
DXC Technology Company	14,179	257,065
EPAM Systems, Inc. (A)	1,956	432,061
Euronet Worldwide, Inc. (A)	1,828	167,737
Fidelity National Information Services, Inc.	13,860	1,827,995
Fiserv, Inc. (A)	10,934	1,126,858
FleetCor Technologies, Inc. (A)	4,950	1,194,188
Gartner, Inc. (A)	4,514	536,308
Genpact, Ltd.	7,998	275,371
Global Payments, Inc.	10,105	1,677,632
GoDaddy, Inc., Class A (A)	4,665	323,891
IBM Corp.	23,749	2,981,924
Jack Henry & Associates, Inc.	4,494	734,994
Leidos Holdings, Inc.	8,312	821,309
Mastercard, Inc., Class A	19,933	5,480,977
MongoDB, Inc. (A)	726	117,706
Okta, Inc. (A)	2,279	344,813
Paychex, Inc.	18,221	1,248,503
PayPal Holdings, Inc. (A)	21,292	2,618,916
Square, Inc., Class A (A)	5,177	337,230
The Western Union Company	27,935	532,720
Twilio, Inc., Class A (A)	4,118	462,451
VeriSign, Inc. (A)	5,362	1,123,285
Visa, Inc., Class A	35,626	6,367,079
WEX, Inc. (A)	1,775	234,868
Semiconductors and semiconductor equipment – 4.6%
Advanced Micro Devices, Inc. (A)	24,300	1,273,077
Analog Devices, Inc.	15,648	1,715,021
Applied Materials, Inc.	35,823	1,779,687
Broadcom, Inc.	8,870	2,409,269
Enphase Energy, Inc. (A)	1,065	49,874
Entegris, Inc.	3,927	212,961
First Solar, Inc. (A)	1,802	79,306
Intel Corp.	114,809	6,886,244
KLA Corp.	9,104	1,493,875
Lam Research Corp.	8,813	2,249,783
Marvell Technology Group, Ltd.	34,355	918,653
Maxim Integrated Products, Inc.	18,245	1,003,110
Microchip Technology, Inc.	13,443	1,179,354
Micron Technology, Inc. (A)	47,941	2,295,894
MKS Instruments, Inc.	774	77,578
Monolithic Power Systems, Inc.	1,269	253,686
NVIDIA Corp.	9,644	2,818,748
ON Semiconductor Corp. (A)	24,811	398,093
Qorvo, Inc. (A)	6,754	662,095
QUALCOMM, Inc.	31,419	2,471,733
Skyworks Solutions, Inc.	11,704	1,215,812
SolarEdge Technologies, Inc. (A)	582	64,945
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	9,966	$623,274
Texas Instruments, Inc.	23,720	2,753,180
Universal Display Corp.	993	149,069
Xilinx, Inc.	9,112	796,389
Software – 6.9%
Adobe, Inc. (A)	7,810	2,761,928
Alteryx, Inc., Class A (A)(B)	638	72,209
Anaplan, Inc. (A)	1,286	52,546
ANSYS, Inc. (A)	4,569	1,196,301
Aspen Technology, Inc. (A)	2,452	250,717
Atlassian Corp. PLC, Class A (A)	2,525	392,612
Autodesk, Inc. (A)	5,219	976,631
Avalara, Inc. (A)	873	78,020
Cadence Design Systems, Inc. (A)	15,268	1,238,693
CDK Global, Inc.	7,094	278,652
Ceridian HCM Holding, Inc. (A)	2,265	133,567
Citrix Systems, Inc.	9,050	1,312,341
Coupa Software, Inc. (A)	1,194	210,251
Crowdstrike Holdings, Inc., Class A (A)	1,156	78,215
DocuSign, Inc. (A)	2,538	265,856
Dropbox, Inc., Class A (A)	4,654	97,827
Dynatrace, Inc. (A)	688	20,537
Elastic NV (A)	534	34,251
Fair Isaac Corp. (A)	1,100	388,234
Fortinet, Inc. (A)	5,094	548,828
Guidewire Software, Inc. (A)	3,236	293,958
HubSpot, Inc. (A)	855	144,179
Intuit, Inc.	6,304	1,700,882
Microsoft Corp.	148,504	26,613,402
NortonLifeLock, Inc.	41,806	889,214
Nuance Communications, Inc. (A)	4,016	81,123
Oracle Corp.	75,419	3,994,944
Palo Alto Networks, Inc. (A)	2,744	539,223
Paycom Software, Inc. (A)	1,761	459,656
Paylocity Holding Corp. (A)	545	62,419
Pegasystems, Inc.	719	60,123
Proofpoint, Inc. (A)	1,413	172,004
PTC, Inc. (A)	3,671	254,217
RealPage, Inc. (A)	2,396	154,518
RingCentral, Inc., Class A (A)	1,570	358,792
salesforce.com, Inc. (A)	13,305	2,154,745
ServiceNow, Inc. (A)	4,197	1,475,413
Slack Technologies, Inc., Class A (A)	3,522	94,002
Smartsheet, Inc., Class A (A)	1,885	99,377
SolarWinds Corp. (A)	722	12,260
Splunk, Inc. (A)	4,879	684,816
SS&C Technologies Holdings, Inc.	12,462	687,404
Synopsys, Inc. (A)	8,620	1,354,374
The Trade Desk, Inc., Class A (A)	852	249,278
58	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Tyler Technologies, Inc. (A)	1,643	$526,894
VMware, Inc., Class A (A)	2,049	269,484
Workday, Inc., Class A (A)	3,424	526,954
Zendesk, Inc. (A)	2,275	174,902
Zoom Video Communications, Inc., Class A (A)	1,116	150,850
Zscaler, Inc. (A)(B)	720	48,298
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	88,334	25,952,529
Dell Technologies, Inc., Class C (A)	5,299	226,214
Hewlett Packard Enterprise Company	71,086	715,125
HP, Inc.	49,350	765,419
NetApp, Inc.	17,977	786,853
Seagate Technology PLC	23,631	1,180,368
Western Digital Corp.	21,754	1,002,424
Xerox Holdings Corp.	15,902	290,848
Materials – 3.4%		27,160,096
Chemicals – 1.9%
Air Products & Chemicals, Inc.	6,936	1,564,623
Albemarle Corp.	6,111	375,399
Axalta Coating Systems, Ltd. (A)	13,177	260,114
Celanese Corp.	9,501	789,248
CF Industries Holdings, Inc.	17,460	480,150
Corteva, Inc.	26,814	702,259
Dow, Inc.	17,245	632,719
DuPont de Nemours, Inc.	12,837	603,596
Eastman Chemical Company	11,602	702,037
Ecolab, Inc.	8,050	1,557,675
FMC Corp.	8,108	745,125
International Flavors & Fragrances, Inc.	5,296	693,935
Linde PLC	9,485	1,745,145
LyondellBasell Industries NV, Class A	11,147	645,969
PPG Industries, Inc.	13,725	1,246,642
RPM International, Inc.	8,355	554,856
The Mosaic Company	20,494	235,886
The Scotts Miracle-Gro Company	926	114,852
The Sherwin-Williams Company	2,999	1,608,574
Westlake Chemical Corp.	2,272	98,718
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,589	682,735
Vulcan Materials Company	7,364	831,911
Containers and packaging – 0.7%
Amcor PLC	41,250	370,013
AptarGroup, Inc.	3,226	345,440
Avery Dennison Corp.	4,770	526,560
Ball Corp.	21,038	1,379,882
Berry Global Group, Inc. (A)	6,737	268,065
Crown Holdings, Inc. (A)	8,628	555,729
International Paper Company	30,854	1,056,750
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Packaging Corp. of America	7,052	$681,576
Sonoco Products Company	2,869	140,122
Westrock Company	13,884	446,926
Metals and mining – 0.6%
Arconic Corp. (A)	5,830	50,838
Freeport-McMoRan, Inc.	86,803	766,470
Newmont Corp.	28,585	1,700,236
Nucor Corp.	21,458	883,855
Reliance Steel & Aluminum Company	4,858	435,180
Royal Gold, Inc.	1,785	218,716
Southern Copper Corp.	3,678	119,314
Steel Dynamics, Inc.	14,102	342,256
Real estate – 3.4%		26,844,653
Equity real estate investment trusts – 3.2%
Alexandria Real Estate Equities, Inc.	4,418	694,024
American Campus Communities, Inc.	5,127	180,932
American Homes 4 Rent, Class A	9,327	225,154
American Tower Corp.	8,287	1,972,306
Americold Realty Trust	4,075	124,654
Apartment Investment & Management Company, Class A	6,486	244,328
AvalonBay Communities, Inc.	5,755	937,777
Boston Properties, Inc.	6,559	637,404
Brixmor Property Group, Inc.	5,531	63,330
Camden Property Trust	3,885	342,152
CoreSite Realty Corp.	397	48,112
Crown Castle International Corp.	8,866	1,413,506
CubeSmart	4,588	115,618
CyrusOne, Inc.	2,869	201,260
Digital Realty Trust, Inc.	8,161	1,219,988
Douglas Emmett, Inc.	6,373	194,313
Duke Realty Corp.	15,280	530,216
Equinix, Inc.	1,955	1,320,016
Equity LifeStyle Properties, Inc.	6,812	410,832
Equity Residential	12,679	824,896
Essex Property Trust, Inc.	2,755	672,496
Extra Space Storage, Inc.	5,185	457,524
Federal Realty Investment Trust	3,072	255,805
Gaming and Leisure Properties, Inc.	7,896	222,983
Healthcare Trust of America, Inc., Class A	6,327	155,834
Healthpeak Properties, Inc.	20,174	527,348
Host Hotels & Resorts, Inc.	31,008	381,708
Invitation Homes, Inc.	13,442	317,903
Iron Mountain, Inc.	11,465	277,224
Kilroy Realty Corp.	4,111	255,951
Kimco Realty Corp.	17,393	189,758
Lamar Advertising Company, Class A	3,409	196,529
Medical Properties Trust, Inc.	11,195	191,882
MGM Growth Properties LLC, Class A	3,431	86,358
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Mid-America Apartment Communities, Inc.	4,467	$499,947
National Retail Properties, Inc.	6,485	211,670
Omega Healthcare Investors, Inc.	8,606	250,865
Prologis, Inc.	15,729	1,403,499
Public Storage	3,223	597,705
Realty Income Corp.	12,517	687,434
Regency Centers Corp.	5,971	262,187
SBA Communications Corp.	3,561	1,032,405
Simon Property Group, Inc.	6,139	409,901
SL Green Realty Corp.	4,023	213,420
STORE Capital Corp.	5,806	116,526
Sun Communities, Inc.	3,244	435,994
UDR, Inc.	11,758	440,572
Ventas, Inc.	14,438	467,069
VEREIT, Inc.	39,910	218,707
VICI Properties, Inc.	12,869	224,178
Vornado Realty Trust	7,359	322,471
Welltower, Inc.	12,886	660,150
Weyerhaeuser Company	40,884	894,133
WP Carey, Inc.	5,864	385,734
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	20,705	888,866
Jones Lang LaSalle, Inc.	3,136	331,099
Utilities – 4.6%		35,990,177
Electric utilities – 2.6%
Alliant Energy Corp.	14,195	689,167
American Electric Power Company, Inc.	21,784	1,810,468
Avangrid, Inc.	2,690	115,670
Duke Energy Corp.	16,286	1,378,773
Edison International	25,357	1,488,709
Entergy Corp.	14,651	1,399,317
Evergy, Inc.	16,205	946,858
Eversource Energy	19,253	1,553,717
Exelon Corp.	43,319	1,606,269
FirstEnergy Corp.	29,607	1,221,881
IDACORP, Inc.	770	70,671
NextEra Energy, Inc.	9,161	2,117,290
NRG Energy, Inc.	11,526	386,467
OGE Energy Corp.	13,483	424,984
Pinnacle West Capital Corp.	8,522	656,109
PPL Corp.	51,785	1,316,375
The Southern Company	28,167	1,597,914
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Xcel Energy, Inc.	23,900	$1,519,084
Gas utilities – 0.1%
Atmos Energy Corp.	6,078	619,774
UGI Corp.	12,057	363,880
Independent power and renewable electricity producers – 0.1%
The AES Corp.	48,686	645,090
Vistra Energy Corp.	18,866	368,642
Multi-utilities – 1.6%
Ameren Corp.	18,206	1,324,487
CenterPoint Energy, Inc.	35,126	598,196
CMS Energy Corp.	16,597	947,523
Consolidated Edison, Inc.	23,071	1,817,995
Dominion Energy, Inc.	18,122	1,397,750
DTE Energy Company	12,757	1,323,411
MDU Resources Group, Inc.	9,118	204,790
NiSource, Inc.	27,304	685,603
Public Service Enterprise Group, Inc.	32,122	1,628,907
Sempra Energy	7,183	889,615
WEC Energy Group, Inc.	16,139	1,461,386
Water utilities – 0.2%
American Water Works Company, Inc.	9,180	1,117,114
Essential Utilities, Inc.	7,090	296,291

SHORT-TERM INVESTMENTS – 0.3%		$2,303,461
(Cost $2,302,487)
Short-term funds – 0.3%		2,303,461
John Hancock Collateral Trust, 0.6614% (C)(D)	188,118	1,882,757

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	420,704	420,704
Total investments (Multifactor Large Cap ETF) (Cost $778,450,630) 100.2%		$790,735,606
Other assets and liabilities, net (0.2%)		(1,521,484)
Total net assets 100.0%		$789,214,122

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
60	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	2	Long	Jun 2020	$235,434	$290,125	$54,691
						$54,691
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR MATERIALS ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$17,154,136
(Cost $19,405,376)
Industrials – 2.8%		493,227
Aerospace and defense – 1.1%
Howmet Aerospace, Inc.	14,993	195,959
Building products – 1.2%
Owens Corning	4,799	208,085
Machinery – 0.5%
RBC Bearings, Inc. (A)	704	89,183
Materials – 96.2%		16,508,787
Chemicals – 51.5%
Air Products & Chemicals, Inc.	3,380	762,460
Albemarle Corp.	3,419	210,029
Ashland Global Holdings, Inc.	2,203	135,903
Axalta Coating Systems, Ltd. (A)	8,177	161,414
Celanese Corp.	4,294	356,703
CF Industries Holdings, Inc.	8,001	220,028
Dow, Inc.	13,545	496,966
DuPont de Nemours, Inc.	6,004	282,308
Eastman Chemical Company	5,951	360,095
Ecolab, Inc.	3,595	695,633
FMC Corp.	4,624	424,946
Huntsman Corp.	8,832	148,466
International Flavors & Fragrances, Inc.	3,436	450,219
Linde PLC	5,446	1,002,010
LyondellBasell Industries NV, Class A	10,667	618,152
NewMarket Corp.	321	132,072
PPG Industries, Inc.	8,840	802,937
RPM International, Inc.	4,130	274,273
The Mosaic Company	12,334	141,964
The Scotts Miracle-Gro Company	1,247	154,665
The Sherwin-Williams Company	1,349	723,563
Valvoline, Inc.	5,573	95,800
W.R. Grace & Company	2,369	111,888
Westlake Chemical Corp.	1,723	74,864
Construction materials – 4.8%
Martin Marietta Materials, Inc.	1,932	367,524
Vulcan Materials Company	4,084	461,369
Containers and packaging – 23.8%
Amcor PLC	50,418	452,249
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

Containers and packaging (continued)
AptarGroup, Inc.	2,158	$231,079
Ardagh Group SA	462	5,747
Avery Dennison Corp.	2,854	315,053
Ball Corp.	9,609	630,254
Berry Global Group, Inc. (A)	6,355	252,865
Crown Holdings, Inc. (A)	5,421	349,167
Graphic Packaging Holding Company	12,753	170,253
International Paper Company	17,567	601,670
Packaging Corp. of America	4,379	423,230
Sealed Air Corp.	4,313	123,309
Sonoco Products Company	4,266	208,351
Westrock Company	9,798	315,398
Metals and mining – 16.1%
Arconic Corp. (A)	3,748	32,683
Freeport-McMoRan, Inc.	46,993	414,948
Newmont Corp.	15,404	916,230
Nucor Corp.	14,002	576,742
Reliance Steel & Aluminum Company	2,674	239,537
Royal Gold, Inc.	1,927	236,115
Southern Copper Corp.	2,987	96,898
Steel Dynamics, Inc.	10,332	250,758
Utilities – 0.9%		152,122
Multi-utilities – 0.9%
MDU Resources Group, Inc.	6,773	152,122

SHORT-TERM INVESTMENTS – 0.1%		$18,142
(Cost $18,142)
Short-term funds – 0.1%		18,142
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (B)	18,142	18,142
Total investments (Multifactor Materials ETF) (Cost $19,423,518) 100.0%		$17,172,278
Other assets and liabilities, net (0.0%)		(6,840)
Total net assets 100.0%		$17,165,438

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-20.

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$22,324,297
(Cost $23,041,863)
Communication services – 98.2%		21,957,472
Diversified telecommunication services – 16.5%
AT&T, Inc.	39,721	1,210,299
CenturyLink, Inc.	74,639	792,666
GCI Liberty, Inc., Class A (A)	3,395	206,518
Verizon Communications, Inc.	25,849	1,485,025
Entertainment – 25.0%
Activision Blizzard, Inc.	11,946	761,319
Electronic Arts, Inc. (A)	4,009	458,068
Liberty Media Corp.-Liberty Formula One, Series A (A)	950	28,738
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,840	220,180
Live Nation Entertainment, Inc. (A)	4,676	209,812
Netflix, Inc. (A)	3,798	1,594,590
Spotify Technology SA (A)	2,963	449,101
Take-Two Interactive Software, Inc. (A)	3,749	453,816
The Walt Disney Company	10,307	1,114,702
World Wrestling Entertainment, Inc., Class A	1,403	62,391
Zynga, Inc., Class A (A)	30,117	227,082
Interactive media and services – 22.0%
Alphabet, Inc., Class A (A)	525	707,018
Alphabet, Inc., Class C (A)	520	701,303
ANGI Homeservices, Inc., Class A (A)(B)	1,528	10,352
Facebook, Inc., Class A (A)	7,270	1,488,242
InterActiveCorp (A)	1,547	345,724
Match Group, Inc. (A)(B)	2,047	157,537
Pinterest, Inc., Class A (A)	7,499	154,929
Snap, Inc., Class A (A)	20,783	365,989
Twitter, Inc. (A)	26,124	749,236
Zillow Group, Inc., Class A (A)	1,464	63,743
Zillow Group, Inc., Class C (A)	4,056	178,302
Media – 31.6%
Altice USA, Inc., Class A (A)	11,629	302,005
Cable One, Inc.	189	361,531
Charter Communications, Inc., Class A (A)	2,176	1,077,620
Comcast Corp., Class A	34,625	1,302,939
Discovery, Inc., Series A (A)	5,215	116,920
Discovery, Inc., Series C (A)	9,779	199,589
DISH Network Corp., Class A (A)	9,319	233,115
Fox Corp., Class A	12,273	317,503
Fox Corp., Class B	5,993	153,181
Liberty Broadband Corp., Series A (A)	838	100,577
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp., Series C (A)	5,406	$663,208
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	3,029	102,108
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,302	180,639
News Corp., Class A	13,263	131,436
News Corp., Class B	4,459	45,571
Nexstar Media Group, Inc., Class A	2,676	187,427
Omnicom Group, Inc.	9,333	532,261
Sirius XM Holdings, Inc.	33,629	198,747
The Interpublic Group of Companies, Inc.	22,623	384,139
The New York Times Company, Class A	3,414	111,023
ViacomCBS, Inc., Class A	287	5,634
ViacomCBS, Inc., Class B	20,491	353,675
Wireless telecommunication services – 3.1%
T-Mobile US, Inc. (A)	7,972	699,942
Information technology – 1.7%		366,825
Communications equipment – 0.7%
EchoStar Corp., Class A (A)	1,785	56,317
ViaSat, Inc. (A)	2,253	95,527
Software – 1.0%
Dynatrace, Inc. (A)	2,574	76,834
Slack Technologies, Inc., Class A (A)	5,176	138,147

SHORT-TERM INVESTMENTS – 0.7%		$156,174
(Cost $156,145)
Short-term funds – 0.7%		156,174
John Hancock Collateral Trust, 0.6614% (C)(D)	15,058	150,711

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	5,463	5,463
Total investments (Multifactor Media and Communications ETF) (Cost $23,198,008) 100.6%		$22,480,471
Other assets and liabilities, net (0.6%)		(127,968)
Total net assets 100.0%		$22,352,503

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
62	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index Micro E-Mini Futures	1	Long	Jun 2020	$14,106	$14,506	$400
						$400
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR MID CAP ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$1,330,514,222
(Cost $1,449,517,181)
Communication services – 3.5%		46,852,131
Diversified telecommunication services – 0.3%
CenturyLink, Inc.	280,509	2,979,006
GCI Liberty, Inc., Class A (A)	27,146	1,651,291
Entertainment – 0.8%
Liberty Media Corp.-Liberty Formula One, Series A (A)	6,280	189,970
Liberty Media Corp.-Liberty Formula One, Series C (A)	63,642	2,048,636
Live Nation Entertainment, Inc. (A)	31,609	1,418,296
Madison Square Garden Entertainment Corp. (A)	6,900	570,630
Madison Square Garden Sports Corp. (A)	6,916	1,184,849
Roku, Inc. (A)	8,618	1,044,760
Take-Two Interactive Software, Inc. (A)	22,495	2,723,020
Zynga, Inc., Class A (A)	195,230	1,472,034
Interactive media and services – 0.5%
InterActiveCorp (A)	14,724	3,290,520
Match Group, Inc. (A)(B)	13,286	1,022,491
Pinterest, Inc., Class A (A)	29,245	604,202
Zillow Group, Inc., Class A (A)	9,005	392,078
Zillow Group, Inc., Class C (A)	26,706	1,173,996
Media – 1.9%
Altice USA, Inc., Class A (A)	64,496	1,674,961
Cable One, Inc.	1,520	2,907,547
Discovery, Inc., Series A (A)(B)	27,892	625,339
Discovery, Inc., Series C (A)	72,588	1,481,521
DISH Network Corp., Class A (A)	52,291	1,308,059
Fox Corp., Class A	43,874	1,135,020
Fox Corp., Class B	20,847	532,849
Liberty Broadband Corp., Series A (A)	4,938	592,659
Liberty Broadband Corp., Series C (A)	21,479	2,635,044
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	24,245	817,299
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	27,621	941,047
News Corp., Class A	146,406	1,450,883
News Corp., Class B	43,001	439,470
Nexstar Media Group, Inc., Class A	17,519	1,227,031
Omnicom Group, Inc.	48,373	2,758,712
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

Media (continued)
The Interpublic Group of Companies, Inc.	152,307	$2,586,173
The New York Times Company, Class A	32,818	1,067,241
ViacomCBS, Inc., Class A (B)	438	8,598
ViacomCBS, Inc., Class B	51,964	896,899
Consumer discretionary – 10.9%		144,372,701
Auto components – 0.9%
Aptiv PLC	36,594	2,545,113
Autoliv, Inc.	36,535	2,192,831
BorgWarner, Inc.	72,016	2,057,497
Gentex Corp.	97,860	2,372,126
Lear Corp.	26,349	2,572,980
Automobiles – 0.2%
Harley-Davidson, Inc. (B)	70,173	1,531,877
Thor Industries, Inc. (B)	9,831	650,812
Distributors – 0.6%
Genuine Parts Company	37,757	2,993,375
LKQ Corp. (A)	99,180	2,593,557
Pool Corp.	12,372	2,618,658
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	14,419	1,679,093
Chegg, Inc. (A)	18,133	775,186
Grand Canyon Education, Inc. (A)	11,563	994,649
H&R Block, Inc.	64,302	1,070,628
Service Corp. International	82,497	3,030,940
ServiceMaster Global Holdings, Inc. (A)	45,431	1,546,926
Hotels, restaurants and leisure – 2.0%
Aramark	93,457	2,552,311
Chipotle Mexican Grill, Inc. (A)	4,580	4,023,759
Choice Hotels International, Inc. (B)	7,976	598,599
Churchill Downs, Inc.	8,165	818,296
Darden Restaurants, Inc.	32,520	2,399,651
Domino's Pizza, Inc.	8,636	3,125,627
Dunkin' Brands Group, Inc.	29,025	1,823,931
Hyatt Hotels Corp., Class A	11,819	664,937
Marriott Vacations Worldwide Corp.	9,306	772,398
MGM Resorts International	102,002	1,716,694
Norwegian Cruise Line Holdings, Ltd. (A)	50,292	824,789
Planet Fitness, Inc., Class A (A)	18,763	1,131,972
The Wendy's Company	48,150	956,259

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	12,564	$2,148,444
Wyndham Hotels & Resorts, Inc.	30,116	1,135,674
Wynn Resorts, Ltd.	20,433	1,747,634
Household durables – 1.9%
D.R. Horton, Inc.	81,204	3,834,453
Garmin, Ltd.	25,033	2,031,678
Helen of Troy, Ltd. (A)	4,043	664,184
Leggett & Platt, Inc.	51,135	1,796,373
Lennar Corp., A Shares	57,933	2,900,705
Lennar Corp., B Shares	3,686	140,621
Mohawk Industries, Inc. (A)	16,712	1,465,977
Newell Brands, Inc.	90,819	1,260,568
NVR, Inc. (A)	1,039	3,220,900
PulteGroup, Inc.	80,445	2,274,180
Tempur Sealy International, Inc. (A)	11,485	617,319
Toll Brothers, Inc.	49,044	1,178,037
Whirlpool Corp.	27,188	3,037,987
Internet and direct marketing retail – 0.4%
Chewy, Inc., Class A (A)(B)	4,383	189,521
Etsy, Inc. (A)	25,588	1,659,894
Expedia Group, Inc.	25,769	1,829,084
GrubHub, Inc. (A)	17,065	815,536
Wayfair, Inc., Class A (A)(B)	6,188	767,560
Leisure products – 0.4%
Brunswick Corp.	33,518	1,599,479
Hasbro, Inc.	27,107	1,957,396
Mattel, Inc. (A)	46,724	407,433
Peloton Interactive, Inc., Class A (A)	4,735	149,153
Polaris, Inc.	21,759	1,543,366
Multiline retail – 0.5%
Dollar Tree, Inc. (A)	49,572	3,949,401
Kohl's Corp.	62,869	1,160,562
Macy's, Inc. (B)	125,648	736,297
Nordstrom, Inc. (B)	40,869	767,520
Specialty retail – 2.2%
Advance Auto Parts, Inc.	19,562	2,365,241
AutoNation, Inc. (A)	15,696	584,519
AutoZone, Inc. (A)	1,707	1,741,686
Best Buy Company, Inc.	68,332	5,243,114
Burlington Stores, Inc. (A)	18,512	3,381,957
CarMax, Inc. (A)	47,752	3,516,935
Carvana Company (A)(B)	4,976	398,627
Five Below, Inc. (A)	12,422	1,119,968
Floor & Decor Holdings, Inc., Class A (A)	16,774	711,218
Foot Locker, Inc.	43,241	1,108,267
L Brands, Inc.	41,323	491,330
The Gap, Inc.	82,135	666,936
Tractor Supply Company	33,375	3,385,226
Ulta Beauty, Inc. (A)	13,337	2,906,399
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	34,034	$2,104,663
Textiles, apparel and luxury goods – 1.1%
Capri Holdings, Ltd. (A)	43,874	669,079
Carter's, Inc.	17,972	1,405,410
Columbia Sportswear Company	10,293	750,257
Deckers Outdoor Corp. (A)	8,457	1,258,063
Hanesbrands, Inc.	139,976	1,391,361
Levi Strauss & Company, Class A (B)	14,804	190,824
Lululemon Athletica, Inc. (A)	19,669	4,395,628
PVH Corp.	19,163	943,394
Ralph Lauren Corp.	15,671	1,156,206
Skechers U.S.A., Inc., Class A (A)	44,338	1,249,445
Tapestry, Inc.	50,398	749,922
Under Armour, Inc., Class A (A)	43,591	454,218
Under Armour, Inc., Class C (A)	44,272	410,401
Consumer staples – 3.7%		49,625,289
Beverages – 0.5%
Brown-Forman Corp., Class A	2,333	132,328
Brown-Forman Corp., Class B	59,891	3,725,220
Molson Coors Beverage Company, Class B	34,192	1,402,214
The Boston Beer Company, Inc., Class A (A)	1,776	828,522
Food and staples retailing – 0.6%
Casey's General Stores, Inc.	12,186	1,845,082
Performance Food Group Company (A)	29,384	862,420
The Kroger Company	107,478	3,397,380
US Foods Holding Corp. (A)	81,603	1,754,465
Food products – 1.9%
Beyond Meat, Inc. (A)	4,123	408,136
Bunge, Ltd.	49,556	1,965,887
Campbell Soup Company	36,167	1,807,627
Conagra Brands, Inc.	103,168	3,449,938
Darling Ingredients, Inc. (A)	29,991	617,515
Flowers Foods, Inc.	53,297	1,187,457
Hormel Foods Corp.	34,435	1,613,280
Ingredion, Inc.	27,539	2,236,167
Lamb Weston Holdings, Inc.	32,040	1,965,974
Lancaster Colony Corp.	5,176	696,845
McCormick & Company, Inc.	23,066	3,617,671
Pilgrim's Pride Corp. (A)	23,525	517,550
Post Holdings, Inc. (A)	26,097	2,397,009
Seaboard Corp.	91	274,010
The J.M. Smucker Company	23,367	2,685,102
Household products – 0.6%
Church & Dwight Company, Inc.	48,195	3,373,168
Reynolds Consumer Products, Inc.	7,399	239,950
The Clorox Company	26,045	4,855,830
Personal products – 0.1%
Coty, Inc., Class A	82,475	449,489
64	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Personal products (continued)
Herbalife Nutrition, Ltd. (A)	35,316	$1,319,053
Energy – 1.6%		21,443,818
Energy equipment and services – 0.2%
Helmerich & Payne, Inc.	45,793	905,328
National Oilwell Varco, Inc.	61,637	779,092
TechnipFMC PLC	86,771	773,130
Oil, gas and consumable fuels – 1.4%
Apache Corp.	73,610	962,819
Cabot Oil & Gas Corp.	82,319	1,779,737
Cheniere Energy, Inc. (A)	33,940	1,584,659
Concho Resources, Inc.	34,457	1,954,401
Continental Resources, Inc. (B)	12,469	204,367
Devon Energy Corp.	70,037	873,361
Diamondback Energy, Inc.	36,240	1,577,890
Hess Corp.	43,219	2,102,172
HollyFrontier Corp.	61,819	2,042,500
Marathon Oil Corp.	195,740	1,197,929
Noble Energy, Inc.	98,332	964,637
ONEOK, Inc.	54,993	1,645,940
Parsley Energy, Inc., Class A	57,464	543,035
Targa Resources Corp.	50,782	658,135
WPX Energy, Inc. (A)	145,952	894,686
Financials – 13.1%		174,429,414
Banks – 3.7%
BOK Financial Corp.	9,454	489,623
CIT Group, Inc.	56,077	1,064,341
Citizens Financial Group, Inc.	107,003	2,395,797
Comerica, Inc.	43,808	1,527,147
Commerce Bancshares, Inc.	42,192	2,581,728
Cullen/Frost Bankers, Inc.	19,407	1,394,587
East West Bancorp, Inc.	56,539	1,982,823
Fifth Third Bancorp	200,599	3,749,195
First Citizens BancShares, Inc., Class A	2,086	796,852
First Financial Bankshares, Inc.	32,792	913,257
First Horizon National Corp.	106,601	967,937
First Republic Bank	35,775	3,730,975
Huntington Bancshares, Inc.	284,687	2,630,508
KeyCorp	251,693	2,932,223
M&T Bank Corp.	25,317	2,837,529
PacWest Bancorp	43,845	887,423
People's United Financial, Inc.	130,332	1,653,913
Pinnacle Financial Partners, Inc.	20,209	813,412
Popular, Inc.	35,717	1,378,319
Prosperity Bancshares, Inc.	23,780	1,425,135
Regions Financial Corp.	292,579	3,145,224
Signature Bank	18,175	1,947,997
SVB Financial Group (A)	12,953	2,502,131
Synovus Financial Corp.	53,502	1,124,077
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
TCF Financial Corp.	46,945	$1,393,797
Western Alliance Bancorp	34,339	1,232,083
Zions Bancorp NA	67,696	2,139,871
Capital markets – 3.3%
Ameriprise Financial, Inc.	30,385	3,492,452
Ares Management Corp., Class A	20,478	687,037
Cboe Global Markets, Inc.	20,618	2,049,017
E*TRADE Financial Corp.	67,834	2,754,739
Eaton Vance Corp.	51,473	1,889,059
FactSet Research Systems, Inc.	10,760	2,959,000
Franklin Resources, Inc.	50,490	951,232
Invesco, Ltd.	117,751	1,015,014
Janus Henderson Group PLC	27,017	483,604
Lazard, Ltd., Class A	35,235	968,963
Legg Mason, Inc.	12,551	625,416
LPL Financial Holdings, Inc.	24,623	1,482,797
MarketAxess Holdings, Inc.	10,391	4,728,009
Morningstar, Inc.	5,800	904,568
MSCI, Inc.	17,285	5,652,195
Nasdaq, Inc.	30,077	3,298,545
Northern Trust Corp.	38,314	3,032,936
Raymond James Financial, Inc.	38,118	2,512,739
SEI Investments Company	41,769	2,128,548
T. Rowe Price Group, Inc.	15,258	1,764,283
Tradeweb Markets, Inc., Class A	5,707	297,677
Consumer finance – 0.6%
Ally Financial, Inc.	179,998	2,950,167
Credit Acceptance Corp. (A)	3,645	1,135,673
OneMain Holdings, Inc.	34,557	836,625
Santander Consumer USA Holdings, Inc.	66,729	1,040,305
SLM Corp.	88,399	737,248
Synchrony Financial	85,488	1,691,808
Diversified financial services – 0.4%
Equitable Holdings, Inc.	63,631	1,165,720
Jefferies Financial Group, Inc.	95,522	1,310,562
Voya Financial, Inc.	63,074	2,849,053
Insurance – 4.7%
Alleghany Corp.	3,776	2,015,289
American Financial Group, Inc.	32,582	2,158,232
Arch Capital Group, Ltd. (A)	80,346	1,930,714
Arthur J. Gallagher & Company	43,941	3,449,369
Assurant, Inc.	21,879	2,324,425
Assured Guaranty, Ltd.	42,833	1,273,425
Athene Holding, Ltd., Class A (A)	62,512	1,687,824
Axis Capital Holdings, Ltd.	34,404	1,259,186
Brighthouse Financial, Inc. (A)	15,896	408,686
Brown & Brown, Inc.	52,379	1,880,930
Cincinnati Financial Corp.	35,704	2,349,323
CNA Financial Corp.	6,765	213,639
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	65

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Enstar Group, Ltd. (A)	1,362	$196,972
Erie Indemnity Company, Class A	7,580	1,349,695
Everest Re Group, Ltd.	10,300	1,783,239
Fidelity National Financial, Inc.	71,486	1,933,696
First American Financial Corp.	41,819	1,928,692
Globe Life, Inc.	31,039	2,555,751
Kemper Corp.	21,979	1,477,428
Lincoln National Corp.	53,779	1,907,541
Loews Corp.	56,920	1,972,847
Markel Corp. (A)	2,882	2,495,351
Old Republic International Corp.	104,963	1,674,160
Primerica, Inc.	14,768	1,534,543
Principal Financial Group, Inc.	71,301	2,596,069
Reinsurance Group of America, Inc.	27,881	2,918,583
RenaissanceRe Holdings, Ltd.	15,413	2,250,452
The Hanover Insurance Group, Inc.	12,911	1,296,006
The Hartford Financial Services Group, Inc.	101,043	3,838,624
Unum Group	78,659	1,372,600
W.R. Berkley Corp.	32,709	1,766,286
Willis Towers Watson PLC	24,304	4,333,160
Thrifts and mortgage finance – 0.4%
Essent Group, Ltd.	31,805	868,913
MGIC Investment Corp.	143,803	1,051,200
New York Community Bancorp, Inc.	169,376	1,839,423
Radian Group, Inc.	86,705	1,298,841
TFS Financial Corp.	15,048	205,405
Health care – 14.3%		190,052,755
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc. (A)	13,191	637,257
Acceleron Pharma, Inc. (A)	5,310	480,714
Alnylam Pharmaceuticals, Inc. (A)	21,501	2,831,682
BioMarin Pharmaceutical, Inc. (A)	28,029	2,579,229
Bluebird Bio, Inc. (A)	11,114	598,822
Exact Sciences Corp. (A)	19,478	1,538,372
Exelixis, Inc. (A)	127,464	3,147,723
FibroGen, Inc. (A)	11,178	412,356
Incyte Corp. (A)	21,834	2,132,308
Ionis Pharmaceuticals, Inc. (A)	28,079	1,559,227
Iovance Biotherapeutics, Inc. (A)	10,872	349,535
Moderna, Inc. (A)	41,100	1,890,189
Neurocrine Biosciences, Inc. (A)	18,122	1,778,493
Sarepta Therapeutics, Inc. (A)	11,080	1,306,110
Seattle Genetics, Inc. (A)	15,545	2,133,240
United Therapeutics Corp. (A)	7,361	806,471
Health care equipment and supplies – 4.7%
ABIOMED, Inc. (A)	9,024	1,725,840
Align Technology, Inc. (A)	17,724	3,808,001
Dentsply Sirona, Inc.	57,022	2,420,014
DexCom, Inc. (A)	14,108	4,729,002
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Envista Holdings Corp. (A)	31,983	$622,709
Globus Medical, Inc., Class A (A)	29,010	1,376,815
Haemonetics Corp. (A)	15,117	1,720,012
Hill-Rom Holdings, Inc.	28,329	3,186,729
Hologic, Inc. (A)	84,007	4,208,751
ICU Medical, Inc. (A)	3,552	778,989
IDEXX Laboratories, Inc. (A)	18,430	5,116,168
Insulet Corp. (A)	10,817	2,160,371
Integra LifeSciences Holdings Corp. (A)	22,981	1,173,180
Masimo Corp. (A)	14,595	3,122,016
Nevro Corp. (A)	2,905	341,744
Novocure, Ltd. (A)	12,425	817,565
Penumbra, Inc. (A)	6,367	1,128,996
ResMed, Inc.	33,771	5,245,312
STERIS PLC	25,413	3,621,353
Tandem Diabetes Care, Inc. (A)	7,849	626,193
Teleflex, Inc.	11,741	3,937,931
The Cooper Companies, Inc.	13,160	3,772,972
Varian Medical Systems, Inc. (A)	30,613	3,501,515
West Pharmaceutical Services, Inc.	20,244	3,831,379
Health care providers and services – 3.0%
Amedisys, Inc. (A)	8,483	1,562,229
AmerisourceBergen Corp.	39,708	3,560,219
Cardinal Health, Inc.	82,634	4,088,730
Chemed Corp.	5,385	2,243,229
DaVita, Inc. (A)	38,755	3,062,033
Encompass Health Corp.	42,189	2,795,021
Guardant Health, Inc. (A)	7,221	555,728
HealthEquity, Inc. (A)	15,518	873,198
Henry Schein, Inc. (A)	58,328	3,182,376
Laboratory Corp. of America Holdings (A)	30,016	4,936,131
Molina Healthcare, Inc. (A)	27,175	4,455,885
Quest Diagnostics, Inc.	46,325	5,100,846
Universal Health Services, Inc., Class B	33,864	3,579,086
Health care technology – 1.0%
Cerner Corp.	73,471	5,098,153
Teladoc Health, Inc. (A)	15,528	2,555,754
Veeva Systems, Inc., Class A (A)	25,427	4,851,472
Life sciences tools and services – 2.7%
Agilent Technologies, Inc.	51,533	3,950,520
Avantor, Inc. (A)	60,979	1,025,057
Bio-Rad Laboratories, Inc., Class A (A)	6,639	2,921,824
Bio-Techne Corp.	11,516	2,591,100
Bruker Corp.	38,908	1,529,863
Charles River Laboratories International, Inc. (A)	20,991	3,036,768
IQVIA Holdings, Inc. (A)	23,549	3,357,852
Mettler-Toledo International, Inc. (A)	6,648	4,786,161
PerkinElmer, Inc.	37,140	3,362,284
66	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
PPD, Inc. (A)	3,569	$85,299
PRA Health Sciences, Inc. (A)	24,946	2,407,289
Repligen Corp. (A)	12,180	1,414,707
Syneos Health, Inc. (A)	29,885	1,667,284
Waters Corp. (A)	17,863	3,340,381
Pharmaceuticals – 1.1%
Catalent, Inc. (A)	63,552	4,394,621
Elanco Animal Health, Inc. (A)	53,179	1,314,053
Horizon Therapeutics PLC (A)	71,703	2,584,176
Jazz Pharmaceuticals PLC (A)	26,480	2,919,420
Mylan NV (A)	86,476	1,450,203
Perrigo Company PLC	35,620	1,898,546
Reata Pharmaceuticals, Inc., Class A (A)(B)	2,276	359,972
Industrials – 14.9%		198,351,284
Aerospace and defense – 1.3%
Axon Enterprise, Inc. (A)	5,602	407,321
BWX Technologies, Inc.	30,050	1,594,453
Curtiss-Wright Corp.	14,214	1,473,281
HEICO Corp.	8,064	706,406
HEICO Corp., Class A	12,923	934,721
Hexcel Corp.	34,334	1,187,613
Howmet Aerospace, Inc.	103,232	1,349,242
Huntington Ingalls Industries, Inc.	15,004	2,871,916
Mercury Systems, Inc. (A)	11,614	1,035,504
Spirit AeroSystems Holdings, Inc., Class A	34,535	765,296
Teledyne Technologies, Inc. (A)	8,099	2,637,601
Textron, Inc.	79,376	2,092,351
Virgin Galactic Holdings, Inc. (A)(B)	5,194	91,518
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	45,218	3,205,956
Expeditors International of Washington, Inc.	47,436	3,396,655
XPO Logistics, Inc. (A)	38,335	2,558,478
Airlines – 0.4%
Alaska Air Group, Inc.	50,833	1,653,089
American Airlines Group, Inc. (B)	30,836	370,340
JetBlue Airways Corp. (A)	135,614	1,320,880
United Airlines Holdings, Inc. (A)	76,595	2,265,680
Building products – 1.1%
Allegion PLC	26,630	2,677,380
AO Smith Corp.	43,518	1,844,293
Armstrong World Industries, Inc.	11,943	920,566
Fortune Brands Home & Security, Inc.	52,561	2,533,440
Lennox International, Inc.	9,062	1,691,694
Masco Corp.	51,769	2,124,600
Owens Corning	46,850	2,031,416
Trex Company, Inc. (A)	15,555	1,481,147
Commercial services and supplies – 1.4%
ADT, Inc.	38,597	221,161
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Cintas Corp.	20,190	$4,478,748
Copart, Inc. (A)	50,649	4,057,491
IAA, Inc. (A)	35,185	1,358,141
MSA Safety, Inc.	4,817	542,057
Republic Services, Inc.	60,286	4,722,805
Rollins, Inc.	36,112	1,444,480
Stericycle, Inc. (A)	22,691	1,107,321
Tetra Tech, Inc.	10,516	791,644
Construction and engineering – 0.6%
AECOM (A)	49,056	1,778,771
EMCOR Group, Inc.	18,453	1,172,319
Jacobs Engineering Group, Inc.	33,849	2,801,005
MasTec, Inc. (A)	14,359	515,488
Quanta Services, Inc.	63,480	2,308,133
Electrical equipment – 1.5%
Acuity Brands, Inc.	13,585	1,176,325
AMETEK, Inc.	57,761	4,844,415
Generac Holdings, Inc. (A)	14,500	1,412,880
Hubbell, Inc.	24,831	3,089,721
nVent Electric PLC	25,972	484,378
Rockwell Automation, Inc.	29,390	5,568,817
Sensata Technologies Holding PLC (A)	75,784	2,757,022
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	22,723	2,748,574
Machinery – 3.8%
AGCO Corp.	29,483	1,557,882
Allison Transmission Holdings, Inc.	53,593	1,947,570
Crane Company	19,147	1,042,554
Donaldson Company, Inc.	51,299	2,248,435
Dover Corp.	43,130	4,039,125
Flowserve Corp.	44,832	1,262,917
Graco, Inc.	52,938	2,364,211
IDEX Corp.	17,523	2,692,058
Ingersoll Rand, Inc. (A)	59,900	1,741,892
ITT, Inc.	28,753	1,515,858
Lincoln Electric Holdings, Inc.	21,772	1,752,864
Nordson Corp.	17,792	2,862,911
Oshkosh Corp.	29,510	1,992,810
Parker-Hannifin Corp.	34,733	5,491,982
Pentair PLC	50,935	1,761,842
RBC Bearings, Inc. (A)	2,706	342,796
Snap-on, Inc.	21,504	2,801,756
Stanley Black & Decker, Inc.	35,539	3,916,398
The Middleby Corp. (A)	19,015	1,057,804
The Toro Company	33,103	2,112,302
Wabtec Corp.	31,809	1,794,664
Woodward, Inc.	17,014	1,030,368
Xylem, Inc.	38,070	2,737,233
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Marine – 0.1%
Kirby Corp. (A)	16,391	$875,607
Professional services – 1.6%
CoStar Group, Inc. (A)	5,727	3,712,585
Equifax, Inc.	18,924	2,628,544
FTI Consulting, Inc. (A)	5,652	719,839
ManpowerGroup, Inc.	27,048	2,008,044
Nielsen Holdings PLC	136,967	2,017,524
Robert Half International, Inc.	45,227	2,137,880
TransUnion	35,461	2,793,972
TriNet Group, Inc. (A)	10,659	521,971
Verisk Analytics, Inc.	28,135	4,299,872
Road and rail – 0.9%
AMERCO	3,352	938,996
J.B. Hunt Transport Services, Inc.	23,690	2,395,533
Kansas City Southern	24,851	3,244,298
Knight-Swift Transportation Holdings, Inc. (B)	30,614	1,138,229
Landstar System, Inc.	13,127	1,356,150
Lyft, Inc., Class A (A)	2,840	93,237
Old Dominion Freight Line, Inc.	24,068	3,496,840
Trading companies and distributors – 1.3%
Air Lease Corp.	38,081	995,818
Fastenal Company	118,049	4,275,735
HD Supply Holdings, Inc. (A)	68,929	2,045,813
SiteOne Landscape Supply, Inc. (A)	6,345	562,357
United Rentals, Inc. (A)	33,850	4,349,725
W.W. Grainger, Inc.	12,944	3,567,108
Watsco, Inc.	9,335	1,502,842
Information technology – 20.3%		269,975,696
Communications equipment – 1.3%
Arista Networks, Inc. (A)	11,269	2,471,292
Ciena Corp. (A)	55,223	2,554,064
F5 Networks, Inc. (A)	23,330	3,248,936
Juniper Networks, Inc.	127,811	2,760,718
Lumentum Holdings, Inc. (A)	19,516	1,579,040
Motorola Solutions, Inc.	30,814	4,431,361
Ubiquiti, Inc.	2,991	484,632
Electronic equipment, instruments and components – 3.2%
Amphenol Corp., Class A	65,206	5,755,082
Arrow Electronics, Inc. (A)	38,561	2,426,258
CDW Corp.	39,943	4,425,684
Cognex Corp.	47,186	2,606,555
Corning, Inc.	110,255	2,426,713
Dolby Laboratories, Inc., Class A	22,516	1,351,635
Flex, Ltd. (A)	233,962	2,283,469
FLIR Systems, Inc.	52,832	2,292,909
IPG Photonics Corp. (A)	12,438	1,608,607
Jabil, Inc.	83,648	2,378,949
Keysight Technologies, Inc. (A)	43,543	4,213,656
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	7,362	$1,069,257
National Instruments Corp.	46,589	1,789,949
SYNNEX Corp.	16,289	1,426,265
Trimble, Inc. (A)	72,979	2,527,263
Zebra Technologies Corp., Class A (A)	14,181	3,256,808
IT services – 4.6%
Akamai Technologies, Inc. (A)	54,286	5,304,285
Alliance Data Systems Corp.	17,261	864,258
Amdocs, Ltd.	60,095	3,872,522
Black Knight, Inc. (A)	32,988	2,327,963
Booz Allen Hamilton Holding Corp.	38,890	2,856,082
Broadridge Financial Solutions, Inc.	31,407	3,643,212
CACI International, Inc., Class A (A)	7,547	1,887,807
EPAM Systems, Inc. (A)	15,131	3,342,287
Euronet Worldwide, Inc. (A)	16,858	1,546,890
FleetCor Technologies, Inc. (A)	17,148	4,136,955
Gartner, Inc. (A)	20,154	2,394,497
Genpact, Ltd.	64,472	2,219,771
GoDaddy, Inc., Class A (A)	34,776	2,414,498
Jack Henry & Associates, Inc.	18,806	3,075,721
Leidos Holdings, Inc.	37,832	3,738,180
MAXIMUS, Inc.	25,840	1,739,549
MongoDB, Inc. (A)(B)	6,876	1,114,806
Okta, Inc. (A)	11,502	1,740,253
Perspecta, Inc.	50,401	1,087,150
Sabre Corp.	95,479	694,132
Science Applications International Corp.	16,600	1,355,556
Switch, Inc., Class A	9,265	159,080
The Western Union Company	122,431	2,334,759
Twilio, Inc., Class A (A)	18,232	2,047,454
VeriSign, Inc. (A)	18,946	3,968,998
WEX, Inc. (A)	13,487	1,784,600
Semiconductors and semiconductor equipment – 3.7%
Cabot Microelectronics Corp.	6,219	762,076
Cirrus Logic, Inc. (A)	12,470	942,732
Cree, Inc. (A)	31,483	1,357,862
Enphase Energy, Inc. (A)	15,154	709,662
Entegris, Inc.	53,363	2,893,875
First Solar, Inc. (A)	30,417	1,338,652
KLA Corp.	26,466	4,342,806
Marvell Technology Group, Ltd.	166,995	4,465,446
Maxim Integrated Products, Inc.	74,233	4,081,330
Microchip Technology, Inc.	46,320	4,063,654
MKS Instruments, Inc.	21,608	2,165,770
Monolithic Power Systems, Inc.	10,915	2,182,018
ON Semiconductor Corp. (A)	201,165	3,227,692
Qorvo, Inc. (A)	45,616	4,471,736
Silicon Laboratories, Inc. (A)	7,524	731,483
68	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Skyworks Solutions, Inc.	48,463	$5,034,336
SolarEdge Technologies, Inc. (A)	8,804	982,438
Teradyne, Inc.	65,768	4,113,131
Universal Display Corp.	11,806	1,772,317
Software – 6.3%
Alteryx, Inc., Class A (A)(B)	8,074	913,815
Anaplan, Inc. (A)	13,478	550,711
ANSYS, Inc. (A)	22,416	5,869,174
Appfolio, Inc., Class A (A)	2,145	235,650
Aspen Technology, Inc. (A)	21,121	2,159,622
Avalara, Inc. (A)	10,279	918,634
Cadence Design Systems, Inc. (A)	69,486	5,637,399
CDK Global, Inc.	41,858	1,644,182
Ceridian HCM Holding, Inc. (A)	16,530	974,774
Citrix Systems, Inc.	35,291	5,117,548
Coupa Software, Inc. (A)	9,599	1,690,288
Crowdstrike Holdings, Inc., Class A (A)	6,761	457,449
DocuSign, Inc. (A)	17,026	1,783,474
Dropbox, Inc., Class A (A)	34,780	731,076
Dynatrace, Inc. (A)	10,393	310,231
Elastic NV (A)	6,733	431,855
Envestnet, Inc. (A)	9,458	591,314
Fair Isaac Corp. (A)	7,973	2,813,991
Five9, Inc. (A)	6,969	645,817
Fortinet, Inc. (A)	30,617	3,298,676
Globant SA (A)(B)	2,347	271,477
Guidewire Software, Inc. (A)	24,241	2,202,052
HubSpot, Inc. (A)	7,749	1,306,714
j2 Global, Inc.	18,454	1,488,131
Manhattan Associates, Inc. (A)	15,746	1,117,021
NortonLifeLock, Inc.	138,452	2,944,874
Nuance Communications, Inc. (A)	100,444	2,028,969
Nutanix, Inc., Class A (A)(B)	18,787	384,946
Palo Alto Networks, Inc. (A)	12,020	2,362,050
Paycom Software, Inc. (A)	11,204	2,924,468
Paylocity Holding Corp. (A)	8,128	930,900
Pegasystems, Inc.	8,147	681,252
Proofpoint, Inc. (A)	11,279	1,372,993
PTC, Inc. (A)	28,576	1,978,888
Q2 Holdings, Inc. (A)	4,705	375,083
RealPage, Inc. (A)	22,784	1,469,340
RingCentral, Inc., Class A (A)	9,512	2,173,777
Slack Technologies, Inc., Class A (A)	19,124	510,420
Smartsheet, Inc., Class A (A)	16,002	843,625
SolarWinds Corp. (A)	17,331	294,280
Splunk, Inc. (A)	21,372	2,999,774
SS&C Technologies Holdings, Inc.	60,865	3,357,313
Synopsys, Inc. (A)	37,053	5,821,767
The Trade Desk, Inc., Class A (A)	6,318	1,848,520
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Tyler Technologies, Inc. (A)	10,420	$3,341,590
Zendesk, Inc. (A)	18,775	1,443,422
Zscaler, Inc. (A)(B)	10,005	671,135
Technology hardware, storage and peripherals – 1.2%
Hewlett Packard Enterprise Company	271,307	2,729,348
NetApp, Inc.	63,680	2,787,274
Pure Storage, Inc., Class A (A)	35,238	507,427
Seagate Technology PLC	78,963	3,944,202
Western Digital Corp.	85,311	3,931,131
Xerox Holdings Corp.	81,819	1,496,470
Materials – 5.7%		76,288,257
Chemicals – 2.1%
Albemarle Corp.	30,463	1,871,342
Ashland Global Holdings, Inc.	23,440	1,446,014
Axalta Coating Systems, Ltd. (A)	78,042	1,540,549
Celanese Corp.	32,238	2,678,011
CF Industries Holdings, Inc.	69,510	1,911,525
Eastman Chemical Company	50,158	3,035,061
FMC Corp.	29,500	2,711,050
Huntsman Corp.	88,395	1,485,920
International Flavors & Fragrances, Inc.	18,102	2,371,905
NewMarket Corp.	3,212	1,321,545
RPM International, Inc.	47,121	3,129,306
The Mosaic Company	69,789	803,271
The Scotts Miracle-Gro Company	10,618	1,316,951
Valvoline, Inc.	24,209	416,153
W.R. Grace & Company	22,473	1,061,400
Westlake Chemical Corp.	11,793	512,406
Construction materials – 0.4%
Martin Marietta Materials, Inc.	13,501	2,568,295
Vulcan Materials Company	29,729	3,358,485
Containers and packaging – 2.4%
Amcor PLC	292,013	2,619,357
AptarGroup, Inc.	24,727	2,647,767
Ardagh Group SA	1,798	22,367
Avery Dennison Corp.	26,425	2,917,056
Ball Corp.	72,023	4,723,989
Berry Global Group, Inc. (A)	52,053	2,071,189
Crown Holdings, Inc. (A)	43,553	2,805,249
Graphic Packaging Holding Company	13,247	176,847
International Paper Company	93,415	3,199,464
Packaging Corp. of America	37,683	3,642,062
Sealed Air Corp.	55,952	1,599,668
Sonoco Products Company	50,920	2,486,933
Westrock Company	86,273	2,777,128
Metals and mining – 0.8%
Arconic Corp. (A)	25,465	222,055
Freeport-McMoRan, Inc.	127,186	1,123,052
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	69

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Nucor Corp.	74,950	$3,087,191
Reliance Steel & Aluminum Company	28,362	2,540,668
Royal Gold, Inc.	16,377	2,006,674
Steel Dynamics, Inc.	85,717	2,080,352
Real estate – 6.3%		82,980,439
Equity real estate investment trusts – 5.8%
Alexandria Real Estate Equities, Inc.	16,846	2,646,338
American Campus Communities, Inc.	31,622	1,115,940
American Homes 4 Rent, Class A	59,605	1,438,865
Americold Realty Trust	37,594	1,150,000
Apartment Investment & Management Company, Class A	36,423	1,372,054
Boston Properties, Inc.	4,448	432,257
Brixmor Property Group, Inc.	68,322	782,287
Camden Property Trust	20,004	1,761,752
CoreSite Realty Corp.	8,541	1,035,084
Cousins Properties, Inc.	26,878	810,909
CubeSmart	44,183	1,113,412
CyrusOne, Inc.	25,692	1,802,294
Digital Realty Trust, Inc.	25,988	3,884,946
Douglas Emmett, Inc.	38,767	1,182,006
Duke Realty Corp.	74,303	2,578,314
EastGroup Properties, Inc.	6,952	736,912
EPR Properties	17,478	514,203
Equity LifeStyle Properties, Inc.	34,324	2,070,080
Essex Property Trust, Inc.	9,258	2,259,878
Extra Space Storage, Inc.	23,643	2,086,258
Federal Realty Investment Trust	16,809	1,399,685
First Industrial Realty Trust, Inc.	23,147	874,262
Gaming and Leisure Properties, Inc.	46,802	1,321,688
Healthcare Realty Trust, Inc.	23,562	692,487
Healthcare Trust of America, Inc., Class A	48,520	1,195,048
Healthpeak Properties, Inc.	67,552	1,765,809
Highwoods Properties, Inc.	23,641	917,507
Host Hotels & Resorts, Inc.	103,684	1,276,350
Hudson Pacific Properties, Inc.	35,249	866,420
Invitation Homes, Inc.	64,481	1,524,976
Iron Mountain, Inc.	64,689	1,564,180
JBG SMITH Properties	26,139	887,419
Kilroy Realty Corp.	24,674	1,536,203
Kimco Realty Corp.	94,909	1,035,457
Lamar Advertising Company, Class A	23,957	1,381,121
Life Storage, Inc.	9,647	844,981
Medical Properties Trust, Inc.	91,268	1,564,334
MGM Growth Properties LLC, Class A	25,778	648,832
Mid-America Apartment Communities, Inc.	17,226	1,927,934
National Retail Properties, Inc.	38,806	1,266,628
Omega Healthcare Investors, Inc.	50,776	1,480,120
Park Hotels & Resorts, Inc.	43,926	417,736
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
PS Business Parks, Inc.	3,689	$476,213
Realty Income Corp.	35,938	1,973,715
Regency Centers Corp.	31,292	1,374,032
Rexford Industrial Realty, Inc.	20,677	841,967
Sabra Health Care REIT, Inc.	24,743	317,205
SL Green Realty Corp.	18,594	986,412
Spirit Realty Capital, Inc.	17,698	544,390
STAG Industrial, Inc.	18,998	498,698
STORE Capital Corp.	48,835	980,118
Sun Communities, Inc.	16,694	2,243,674
UDR, Inc.	53,864	2,018,284
VEREIT, Inc.	234,799	1,286,699
VICI Properties, Inc.	66,838	1,164,318
Vornado Realty Trust	22,925	1,004,574
Weyerhaeuser Company	122,901	2,687,845
WP Carey, Inc.	24,108	1,585,824
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	70,426	3,023,388
Cushman & Wakefield PLC (A)	27,630	336,257
Jones Lang LaSalle, Inc.	17,298	1,826,323
The Howard Hughes Corp. (A)	11,956	647,537
Utilities – 5.7%		76,142,438
Electric utilities – 2.5%
Alliant Energy Corp.	59,271	2,877,607
Avangrid, Inc.	10,658	458,294
Entergy Corp.	48,009	4,585,340
Evergy, Inc.	74,680	4,363,552
Eversource Energy	59,938	4,836,997
FirstEnergy Corp.	120,089	4,956,073
Hawaiian Electric Industries, Inc.	28,068	1,107,844
IDACORP, Inc.	13,714	1,258,671
NRG Energy, Inc.	61,904	2,075,641
OGE Energy Corp.	77,448	2,441,161
Pinnacle West Capital Corp.	34,520	2,657,695
PNM Resources, Inc.	9,878	399,960
Portland General Electric Company	38,490	1,800,947
Gas utilities – 0.5%
Atmos Energy Corp.	30,586	3,118,854
National Fuel Gas Company	7,882	323,162
ONE Gas, Inc.	14,504	1,156,114
Spire, Inc.	10,020	731,059
UGI Corp.	47,825	1,443,359
Independent power and renewable electricity producers – 0.4%
Clearway Energy, Inc., Class A	3,481	65,095
Clearway Energy, Inc., Class C	8,495	170,155
TerraForm Power, Inc., Class A	16,376	283,632
The AES Corp.	186,430	2,470,198
Vistra Energy Corp.	98,767	1,929,907
70	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 1.8%
Ameren Corp.	62,564	$4,551,531
Black Hills Corp.	17,630	1,092,002
CenterPoint Energy, Inc.	137,438	2,340,569
CMS Energy Corp.	69,707	3,979,573
DTE Energy Company	39,352	4,082,376
MDU Resources Group, Inc.	69,130	1,552,660
NiSource, Inc.	82,266	2,065,699
WEC Energy Group, Inc.	50,854	4,604,830
Water utilities – 0.5%
American Water Works Company, Inc.	37,185	4,525,043
Essential Utilities, Inc.	43,954	1,836,838

SHORT-TERM INVESTMENTS – 0.8%		$11,158,906
(Cost $11,155,270)
Short-term funds – 0.8%		11,158,906
John Hancock Collateral Trust, 0.6614% (C)(D)	971,895	9,727,116

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	1,431,790	1,431,790
Total investments (Multifactor Mid Cap ETF) (Cost $1,460,672,451) 100.8%		$1,341,673,128
Other assets and liabilities, net (0.8%)		(10,463,729)
Total net assets 100.0%		$1,331,209,399

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$463,052,268
(Cost $516,803,226)
Communication services – 1.8%		8,155,662
Diversified telecommunication services – 0.6%
Cogent Communications Holdings, Inc.	19,156	1,605,847
Iridium Communications, Inc. (A)	59,180	1,331,846
Entertainment – 0.2%
Cinemark Holdings, Inc.	51,515	735,634
Interactive media and services – 0.2%
CarGurus, Inc. (A)	39,402	901,518
Media – 0.7%
Liberty Latin America, Ltd., Class A (A)	21,999	235,389
Liberty Latin America, Ltd., Class C (A)	56,049	579,547
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
Nexstar Media Group, Inc., Class A	21,595	$1,512,514
TEGNA, Inc.	95,362	1,022,281
Wireless telecommunication services – 0.1%
United States Cellular Corp. (A)	7,260	231,086
Consumer discretionary – 14.3%		66,420,232
Auto components – 0.2%
Fox Factory Holding Corp. (A)	20,286	1,034,789
Automobiles – 0.7%
Harley-Davidson, Inc. (B)	70,155	1,531,484
Thor Industries, Inc. (B)	23,417	1,550,205
Diversified consumer services – 2.1%
Chegg, Inc. (A)	53,394	2,282,594
frontdoor, Inc. (A)	36,829	1,425,651
Graham Holdings Company, Class B	1,976	770,660
Grand Canyon Education, Inc. (A)	21,570	1,855,451
H&R Block, Inc.	87,213	1,452,096
Laureate Education, Inc., Class A (A)	45,618	432,002
Strategic Education, Inc.	9,611	1,531,032
Hotels, restaurants and leisure – 3.0%
Boyd Gaming Corp.	40,022	667,967
Choice Hotels International, Inc. (B)	14,458	1,085,073
Churchill Downs, Inc.	17,632	1,767,079
Cracker Barrel Old Country Store, Inc.	10,350	1,008,090
Eldorado Resorts, Inc. (A)(B)	36,090	773,770
Marriott Vacations Worldwide Corp.	16,700	1,386,100
Penn National Gaming, Inc. (A)	56,095	999,613
Texas Roadhouse, Inc.	28,623	1,347,857
The Wendy's Company	103,671	2,058,906
Wingstop, Inc.	15,280	1,791,886
Wyndham Destinations, Inc.	39,400	1,007,458
Household durables – 2.0%
Helen of Troy, Ltd. (A)	11,168	1,834,679
KB Home	36,938	969,253
Leggett & Platt, Inc.	66,152	2,323,920
MDC Holdings, Inc.	21,691	634,462
Taylor Morrison Home Corp. (A)	57,233	832,740
Tempur Sealy International, Inc. (A)	20,060	1,078,225
TopBuild Corp. (A)	16,095	1,499,893
Internet and direct marketing retail – 0.5%
GrubHub, Inc. (A)	39,765	1,900,369
Stitch Fix, Inc., Class A (A)(B)	25,047	402,004
Leisure products – 0.8%
Brunswick Corp.	37,866	1,806,966
Mattel, Inc. (A)	163,085	1,422,101
YETI Holdings, Inc. (A)	18,123	500,376
Multiline retail – 0.4%
Ollie's Bargain Outlet Holdings, Inc. (A)	26,992	1,833,027
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail – 3.0%
Aaron's, Inc.	32,111	$1,024,662
AutoNation, Inc. (A)	36,031	1,341,794
Dick's Sporting Goods, Inc.	30,954	909,738
Floor & Decor Holdings, Inc., Class A (A)	32,135	1,362,524
Foot Locker, Inc.	60,467	1,549,769
Lithia Motors, Inc., Class A	11,331	1,252,755
Murphy USA, Inc. (A)	15,243	1,627,952
National Vision Holdings, Inc. (A)	34,604	917,006
Penske Automotive Group, Inc.	22,449	807,715
RH (A)	7,521	1,081,369
Williams-Sonoma, Inc.	33,297	2,059,086
Textiles, apparel and luxury goods – 1.6%
Carter's, Inc.	19,553	1,529,045
Deckers Outdoor Corp. (A)	12,730	1,893,715
Hanesbrands, Inc. (B)	195,739	1,945,646
Skechers U.S.A., Inc., Class A (A)	42,337	1,193,057
Steven Madden, Ltd.	44,939	1,126,621
Consumer staples – 3.5%		16,377,853
Beverages – 0.4%
The Boston Beer Company, Inc., Class A (A)	3,799	1,772,271
Food and staples retailing – 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	55,100	1,449,681
Grocery Outlet Holding Corp. (A)	21,950	730,277
Performance Food Group Company (A)	44,399	1,303,111
Food products – 1.9%
Darling Ingredients, Inc. (A)	70,835	1,458,493
Flowers Foods, Inc.	77,038	1,716,407
Freshpet, Inc. (A)	14,188	1,069,917
J&J Snack Foods Corp.	6,591	837,255
Lancaster Colony Corp.	10,088	1,358,147
Sanderson Farms, Inc.	9,013	1,227,030
Seaboard Corp.	139	418,543
The Hain Celestial Group, Inc. (A)	35,705	922,617
Household products – 0.4%
Energizer Holdings, Inc.	26,099	1,016,817
Spectrum Brands Holdings, Inc.	18,290	787,567
Personal products – 0.1%
BellRing Brands, Inc., Class A (A)	17,668	309,720
Energy – 0.9%		4,081,210
Energy equipment and services – 0.2%
Helmerich & Payne, Inc.	48,967	968,078
Oil, gas and consumable fuels – 0.7%
CVR Energy, Inc.	14,297	340,983
Murphy Oil Corp. (B)	64,729	767,686
PBF Energy, Inc., Class A	49,772	567,401
WPX Energy, Inc. (A)	234,431	1,437,062
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 18.1%		$83,864,630
Banks – 8.5%
Associated Banc-Corp	81,291	1,149,455
BancorpSouth Bank	42,522	930,807
Bank of Hawaii Corp.	21,382	1,457,825
Bank OZK	55,906	1,264,594
BankUnited, Inc.	42,815	848,165
Cathay General Bancorp	34,467	962,319
CenterState Bank Corp.	61,361	1,067,068
CIT Group, Inc.	49,930	947,671
Community Bank System, Inc.	21,377	1,335,849
CVB Financial Corp.	58,398	1,213,802
First Citizens BancShares, Inc., Class A	2,598	992,436
First Financial Bankshares, Inc.	59,007	1,643,345
First Hawaiian, Inc.	59,036	1,038,443
First Horizon National Corp.	149,108	1,353,901
FNB Corp.	144,337	1,167,686
Glacier Bancorp, Inc.	39,982	1,522,515
Hancock Whitney Corp.	41,582	869,480
Home BancShares, Inc.	68,183	1,045,245
IBERIABANK Corp.	22,148	918,256
Investors Bancorp, Inc.	120,869	1,125,290
Old National Bancorp	73,748	1,045,009
PacWest Bancorp	53,005	1,072,821
Pinnacle Financial Partners, Inc.	33,353	1,342,458
Popular, Inc.	41,627	1,606,386
Sterling Bancorp	86,884	1,071,280
Synovus Financial Corp.	64,622	1,357,708
UMB Financial Corp.	20,040	1,018,834
Umpqua Holdings Corp.	98,278	1,230,932
United Bankshares, Inc.	42,882	1,284,745
Valley National Bancorp	174,232	1,456,580
Webster Financial Corp.	47,218	1,333,909
Western Alliance Bancorp	44,724	1,604,697
Wintrust Financial Corp.	26,390	1,105,741
Capital markets – 3.6%
Affiliated Managers Group, Inc.	24,325	1,701,777
BGC Partners, Inc., Class A	127,385	394,257
Cohen & Steers, Inc.	9,787	565,101
Eaton Vance Corp.	47,276	1,735,029
Evercore, Inc., Class A	17,668	911,669
Federated Hermes, Inc.	41,505	945,069
Hamilton Lane, Inc., Class A	10,639	689,939
Houlihan Lokey, Inc.	19,089	1,133,505
Interactive Brokers Group, Inc., Class A	32,137	1,317,617
Janus Henderson Group PLC	76,315	1,366,039
Lazard, Ltd., Class A	54,963	1,511,483
Legg Mason, Inc.	46,949	2,339,469
Stifel Financial Corp.	29,834	1,321,050
Virtu Financial, Inc., Class A	31,990	747,606
72	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 1.0%
FirstCash, Inc.	17,958	$1,290,103
LendingTree, Inc. (A)(B)	3,648	909,702
OneMain Holdings, Inc.	34,226	828,611
SLM Corp.	187,827	1,566,477
Diversified financial services – 0.4%
Cannae Holdings, Inc. (A)	32,669	1,030,707
FGL Holdings (B)	69,438	720,766
Insurance – 3.8%
American National Insurance Company	4,309	346,875
Assured Guaranty, Ltd.	42,260	1,256,390
Axis Capital Holdings, Ltd.	36,000	1,317,600
Brighthouse Financial, Inc. (A)	53,296	1,370,240
Enstar Group, Ltd. (A)	4,940	714,423
Kemper Corp.	26,765	1,799,143
Kinsale Capital Group, Inc.	8,618	936,087
Primerica, Inc.	20,914	2,173,174
RLI Corp.	20,022	1,458,202
Selective Insurance Group, Inc.	25,346	1,270,595
The Hanover Insurance Group, Inc.	19,967	2,004,287
Unum Group	83,222	1,452,224
White Mountains Insurance Group, Ltd.	1,665	1,620,045
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd.	39,712	1,084,932
MGIC Investment Corp.	141,924	1,037,464
PennyMac Financial Services, Inc.	12,948	390,641
Radian Group, Inc.	81,514	1,221,080
Health care – 12.5%		57,943,234
Biotechnology – 4.8%
Acceleron Pharma, Inc. (A)	18,825	1,704,227
Agios Pharmaceuticals, Inc. (A)	27,387	1,126,701
Alkermes PLC (A)	71,987	986,942
Allakos, Inc. (A)(B)	11,987	788,265
Arrowhead Pharmaceuticals, Inc. (A)	46,448	1,599,205
Bridgebio Pharma, Inc. (A)(B)	32,781	1,000,804
CRISPR Therapeutics AG (A)	17,736	872,611
Deciphera Pharmaceuticals, Inc. (A)	15,191	880,774
Emergent BioSolutions, Inc. (A)	20,111	1,487,208
FibroGen, Inc. (A)	38,936	1,436,349
Global Blood Therapeutics, Inc. (A)(B)	27,642	2,115,166
Iovance Biotherapeutics, Inc. (A)	46,066	1,481,022
Mirati Therapeutics, Inc. (A)(B)	16,321	1,387,938
PTC Therapeutics, Inc. (A)	28,068	1,429,223
Ultragenyx Pharmaceutical, Inc. (A)(B)	26,138	1,579,519
United Therapeutics Corp. (A)	21,883	2,397,501
Health care equipment and supplies – 4.3%
Cantel Medical Corp.	17,310	640,470
CONMED Corp.	13,728	1,014,636
Envista Holdings Corp. (A)	71,850	1,398,920
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
ICU Medical, Inc. (A)	9,993	$2,191,565
Integer Holdings Corp. (A)	14,791	1,101,338
Integra LifeSciences Holdings Corp. (A)	32,156	1,641,564
LivaNova PLC (A)	20,917	1,111,111
Neogen Corp. (A)	23,324	1,459,849
Nevro Corp. (A)	13,498	1,587,905
NuVasive, Inc. (A)	24,847	1,512,685
Quidel Corp. (A)	15,897	2,209,683
Tandem Diabetes Care, Inc. (A)	27,092	2,161,400
Wright Medical Group NV (A)(B)	58,062	1,690,765
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	38,789	931,324
AMN Healthcare Services, Inc. (A)	20,977	985,499
HealthEquity, Inc. (A)	34,180	1,923,309
LHC Group, Inc. (A)	12,790	1,662,572
Premier, Inc., Class A (A)	30,447	1,009,623
Select Medical Holdings Corp. (A)	49,535	845,562
Tenet Healthcare Corp. (A)	46,518	938,733
Health care technology – 0.4%
Inovalon Holdings, Inc., Class A (A)	32,015	560,263
Omnicell, Inc. (A)	18,761	1,367,677
Life sciences tools and services – 1.2%
Adaptive Biotechnologies Corp. (A)	32,850	1,051,529
Medpace Holdings, Inc. (A)	13,313	1,063,176
NeoGenomics, Inc. (A)	41,713	1,140,433
Repligen Corp. (A)	21,250	2,468,188
Industrials – 15.9%		73,886,274
Aerospace and defense – 1.4%
Aerojet Rocketdyne Holdings, Inc. (A)	31,500	1,295,910
Axon Enterprise, Inc. (A)	25,494	1,853,669
Mercury Systems, Inc. (A)	23,011	2,051,661
Moog, Inc., Class A	13,997	692,572
Parsons Corp. (A)	10,774	402,948
Airlines – 0.4%
Copa Holdings SA, Class A	13,921	615,443
JetBlue Airways Corp. (A)	130,851	1,274,489
Building products – 1.4%
AAON, Inc.	17,647	840,703
Advanced Drainage Systems, Inc.	18,984	769,611
Armstrong World Industries, Inc.	20,482	1,578,753
Builders FirstSource, Inc. (A)	48,927	897,810
Simpson Manufacturing Company, Inc.	19,173	1,382,373
Universal Forest Products Inc	26,054	1,071,340
Commercial services and supplies – 2.5%
ADT, Inc. (B)	48,789	279,561
Brady Corp., Class A	20,873	908,810
Cimpress PLC (A)	9,874	718,728
Clean Harbors, Inc. (A)	23,147	1,236,744
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
KAR Auction Services, Inc.	64,506	$966,300
MSA Safety, Inc.	15,346	1,726,885
Stericycle, Inc. (A)	36,912	1,801,306
Tetra Tech, Inc.	22,943	1,727,149
The Brink's Company	21,913	1,120,193
UniFirst Corp.	6,866	1,154,518
Construction and engineering – 0.9%
EMCOR Group, Inc.	29,732	1,888,874
MasTec, Inc. (A)	27,392	983,373
Valmont Industries, Inc.	9,792	1,148,014
Electrical equipment – 1.1%
Acuity Brands, Inc.	17,857	1,546,238
EnerSys	18,155	1,060,070
nVent Electric PLC	67,673	1,262,101
Regal Beloit Corp.	20,436	1,451,160
Machinery – 3.4%
AGCO Corp.	27,302	1,442,638
Barnes Group, Inc.	20,935	803,485
Colfax Corp. (A)	39,328	1,014,269
Crane Company	24,799	1,350,306
Gates Industrial Corp. PLC (A)	23,488	201,762
ITT, Inc.	44,952	2,369,869
John Bean Technologies Corp.	14,015	1,075,511
Navistar International Corp. (A)	21,862	519,660
Oshkosh Corp.	30,784	2,078,844
RBC Bearings, Inc. (A)	11,166	1,414,509
Rexnord Corp.	52,742	1,438,274
The Timken Company	32,429	1,218,682
Watts Water Technologies, Inc., Class A	11,868	977,923
Marine – 0.3%
Kirby Corp. (A)	25,498	1,362,103
Professional services – 2.2%
ASGN, Inc. (A)	23,909	1,110,573
CoreLogic, Inc.	39,207	1,506,333
Exponent, Inc.	22,859	1,607,673
FTI Consulting, Inc. (A)	16,563	2,109,464
Insperity, Inc.	17,583	838,885
ManpowerGroup, Inc.	31,136	2,311,537
TriNet Group, Inc. (A)	19,374	948,745
Road and rail – 0.6%
Landstar System, Inc.	19,945	2,060,518
Schneider National, Inc., Class B	25,855	566,483
Trading companies and distributors – 1.5%
Air Lease Corp.	47,382	1,239,039
GATX Corp.	15,656	928,401
MSC Industrial Direct Company, Inc., Class A	18,977	1,131,788
SiteOne Landscape Supply, Inc. (A)	20,005	1,773,043
Triton International, Ltd.	23,809	737,603
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
Univar Solutions, Inc. (A)	80,708	$1,171,880
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	31,503	869,168
Information technology – 13.4%		61,938,142
Communications equipment – 0.9%
Acacia Communications, Inc. (A)	16,316	1,104,430
EchoStar Corp., Class A (A)	21,518	678,893
ViaSat, Inc. (A)	25,196	1,068,310
Viavi Solutions, Inc. (A)	102,714	1,240,785
Electronic equipment, instruments and components – 2.3%
Anixter International, Inc. (A)	13,066	1,213,309
Avnet, Inc.	44,563	1,337,781
Coherent, Inc. (A)	11,058	1,413,986
Itron, Inc. (A)	17,947	1,253,060
Jabil, Inc.	59,878	1,702,930
Littelfuse, Inc.	10,473	1,521,099
Novanta, Inc. (A)	15,133	1,314,906
Vishay Intertechnology, Inc.	58,477	970,133
IT services – 2.2%
ExlService Holdings, Inc. (A)	14,521	896,381
KBR, Inc.	63,312	1,282,701
ManTech International Corp., Class A	12,184	908,439
MAXIMUS, Inc.	30,589	2,059,251
Perspecta, Inc.	63,126	1,361,628
Sabre Corp.	126,283	918,077
Science Applications International Corp.	24,663	2,013,981
Switch, Inc., Class A	32,757	562,438
Semiconductors and semiconductor equipment – 2.6%
Amkor Technology, Inc. (A)	26,939	266,157
Brooks Automation, Inc.	32,504	1,251,079
Cabot Microelectronics Corp.	12,896	1,580,276
Cirrus Logic, Inc. (A)	25,941	1,961,140
Cree, Inc. (A)	53,021	2,286,796
Power Integrations, Inc.	12,245	1,253,276
Semtech Corp. (A)	29,333	1,327,025
Silicon Laboratories, Inc. (A)	21,086	2,049,981
Software – 4.8%
ACI Worldwide, Inc. (A)	49,725	1,362,465
Altair Engineering, Inc., Class A (A)	17,528	578,249
Appfolio, Inc., Class A (A)	7,575	832,190
Blackbaud, Inc.	21,800	1,204,668
Cornerstone OnDemand, Inc. (A)	28,234	947,533
Envestnet, Inc. (A)	23,433	1,465,031
FireEye, Inc. (A)	98,444	1,133,090
Five9, Inc. (A)	26,716	2,475,772
Globant SA (A)(B)	10,455	1,209,330
j2 Global, Inc.	22,268	1,795,692
Manhattan Associates, Inc. (A)	28,765	2,040,589
74	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Mimecast, Ltd. (A)	25,993	$1,063,114
Nutanix, Inc., Class A (A)	85,538	1,752,674
Q2 Holdings, Inc. (A)	21,067	1,679,461
Qualys, Inc. (A)	14,959	1,577,277
Verint Systems, Inc. (A)	30,882	1,319,897
Technology hardware, storage and peripherals – 0.6%
NCR Corp. (A)	57,983	1,189,811
Pure Storage, Inc., Class A (A)	105,073	1,513,051
Materials – 4.0%		18,464,012
Chemicals – 2.4%
Ashland Global Holdings, Inc.	27,434	1,692,403
Balchem Corp.	14,121	1,260,158
Element Solutions, Inc. (A)	96,380	987,895
Huntsman Corp.	100,678	1,692,397
NewMarket Corp.	3,776	1,553,597
Olin Corp.	74,445	993,841
Valvoline, Inc.	82,842	1,424,054
W.R. Grace & Company	29,312	1,384,406
Construction materials – 0.2%
Eagle Materials, Inc.	19,408	1,184,082
Containers and packaging – 1.1%
Ardagh Group SA	8,460	105,242
Graphic Packaging Holding Company	125,067	1,669,644
Sealed Air Corp.	66,678	1,906,324
Silgan Holdings, Inc.	40,453	1,395,629
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	60,717	1,214,340
Real estate – 10.2%		47,139,951
Equity real estate investment trusts – 9.7%
Agree Realty Corp.	19,163	1,247,703
American Assets Trust, Inc.	23,602	668,409
Apple Hospitality REIT, Inc.	96,697	936,027
Corporate Office Properties Trust	46,284	1,222,823
Cousins Properties, Inc.	41,274	1,245,237
EastGroup Properties, Inc.	15,428	1,635,368
EPR Properties	34,334	1,010,106
Equity Commonwealth	51,288	1,741,228
First Industrial Realty Trust, Inc.	51,817	1,957,128
Healthcare Realty Trust, Inc.	57,034	1,676,229
Highwoods Properties, Inc.	43,473	1,687,187
Hudson Pacific Properties, Inc.	45,624	1,121,438
JBG SMITH Properties	43,898	1,490,337
Lexington Realty Trust	104,745	1,094,585
Life Storage, Inc.	19,222	1,683,655
National Health Investors, Inc.	18,755	1,032,650
National Storage Affiliates Trust	26,806	763,435
Outfront Media, Inc.	62,661	983,151
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Paramount Group, Inc.	89,575	$864,399
Park Hotels & Resorts, Inc.	108,081	1,027,850
Pebblebrook Hotel Trust	61,403	727,012
Physicians Realty Trust	85,612	1,320,137
Piedmont Office Realty Trust, Inc., Class A	66,583	1,155,215
PotlatchDeltic Corp.	27,907	979,815
PS Business Parks, Inc.	8,705	1,123,728
QTS Realty Trust, Inc., Class A	25,289	1,581,321
Rayonier, Inc.	57,702	1,386,579
Rexford Industrial Realty, Inc.	48,025	1,955,578
Ryman Hospitality Properties, Inc.	23,834	842,294
Sabra Health Care REIT, Inc.	90,396	1,158,877
Service Properties Trust	75,580	523,769
Spirit Realty Capital, Inc.	43,886	1,349,933
STAG Industrial, Inc.	64,277	1,687,271
Sunstone Hotel Investors, Inc.	99,726	916,482
Terreno Realty Corp.	29,794	1,633,307
The Macerich Company	67,459	503,919
Weingarten Realty Investors	52,889	962,051
Real estate management and development – 0.5%
Cushman & Wakefield PLC (A)	47,839	582,201
Kennedy-Wilson Holdings, Inc.	52,778	746,809
The Howard Hughes Corp. (A)	16,889	914,708
Utilities – 5.3%		24,781,068
Electric utilities – 1.7%
ALLETE, Inc.	21,276	1,224,647
Hawaiian Electric Industries, Inc.	53,140	2,097,436
MGE Energy, Inc.	15,145	979,276
PNM Resources, Inc.	36,451	1,475,901
Portland General Electric Company	41,285	1,931,725
Gas utilities – 1.9%
National Fuel Gas Company	36,414	1,492,974
New Jersey Resources Corp.	39,987	1,350,761
ONE Gas, Inc.	22,261	1,774,424
South Jersey Industries, Inc.	38,773	1,108,520
Southwest Gas Holdings, Inc.	23,679	1,794,868
Spire, Inc.	21,129	1,541,572
Independent power and renewable electricity producers – 0.6%
Clearway Energy, Inc., Class A	15,985	298,920
Clearway Energy, Inc., Class C	35,221	705,477
Ormat Technologies, Inc.	17,582	1,097,293
TerraForm Power, Inc., Class A	37,168	643,750
Multi-utilities – 0.9%
Avista Corp.	28,359	1,220,571
Black Hills Corp.	26,242	1,625,429
NorthWestern Corp.	21,007	1,211,894
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	75

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities – 0.2%
American States Water Company	15,190	$1,205,630

SHORT-TERM INVESTMENTS – 2.8%		$12,899,986
(Cost $12,894,499)
Short-term funds – 2.8%		12,899,986
John Hancock Collateral Trust, 0.6614% (C)(D)	1,266,007	12,670,705

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	229,281	229,281
Total investments (Multifactor Small Cap ETF) (Cost $529,697,725) 102.7%		$475,952,254
Other assets and liabilities, net (2.7%)		(12,706,476)
Total net assets 100.0%		$463,245,778

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$36,258,391
(Cost $33,249,627)
Industrials – 0.4%		128,349
Electrical equipment – 0.4%
Sensata Technologies Holding PLC (A)	3,528	128,349
Information technology – 99.6%		36,130,042
Communications equipment – 6.6%
Arista Networks, Inc. (A)	1,015	222,590
Ciena Corp. (A)	3,243	149,989
Cisco Systems, Inc.	28,535	1,209,313
F5 Networks, Inc. (A)	1,198	166,833
Juniper Networks, Inc.	6,424	138,758
Lumentum Holdings, Inc. (A)	1,364	110,361
Motorola Solutions, Inc.	2,480	356,649
Ubiquiti, Inc.	173	28,031
Electronic equipment, instruments and components – 8.1%
Amphenol Corp., Class A	6,324	558,156
Cognex Corp.	2,480	136,995
Corning, Inc.	14,498	319,101
Dolby Laboratories, Inc., Class A	1,128	67,714
Flex, Ltd. (A)	10,730	104,719
FLIR Systems, Inc.	3,081	133,715
IPG Photonics Corp. (A)	41	5,303
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Jabil, Inc.	5,054	$143,736
Keysight Technologies, Inc. (A)	3,736	361,533
Littelfuse, Inc.	577	83,803
National Instruments Corp.	2,618	100,584
TE Connectivity, Ltd.	6,272	460,741
Trimble, Inc. (A)	5,374	186,102
Zebra Technologies Corp., Class A (A)	1,143	262,501
IT services – 8.9%
Akamai Technologies, Inc. (A)	3,571	348,922
Amdocs, Ltd.	2,536	163,420
Cognizant Technology Solutions Corp., Class A	6,131	355,721
DXC Technology Company	4,569	82,836
EPAM Systems, Inc. (A)	886	195,709
GoDaddy, Inc., Class A (A)	2,180	151,357
IBM Corp.	8,181	1,027,206
MongoDB, Inc. (A)(B)	486	78,795
Okta, Inc. (A)	1,154	174,600
Perspecta, Inc.	2,849	61,453
Switch, Inc., Class A	763	13,101
Twilio, Inc., Class A (A)	2,319	260,424
VeriSign, Inc. (A)	1,605	336,231
Semiconductors and semiconductor equipment – 30.9%
Advanced Micro Devices, Inc. (A)	7,248	379,723
Analog Devices, Inc.	3,442	377,243
Applied Materials, Inc.	9,748	484,281
Broadcom, Inc.	2,726	740,436
Cabot Microelectronics Corp.	531	65,069
Cirrus Logic, Inc. (A)	1,052	79,531
Cree, Inc. (A)	2,121	91,479
Entegris, Inc.	2,856	154,881
First Solar, Inc. (A)	1,301	57,257
Intel Corp.	32,775	1,965,845
KLA Corp.	4,171	684,419
Lam Research Corp.	2,064	526,898
Marvell Technology Group, Ltd.	12,479	333,688
Maxim Integrated Products, Inc.	5,988	329,220
Microchip Technology, Inc.	4,551	399,259
Micron Technology, Inc. (A)	11,082	530,717
MKS Instruments, Inc.	1,015	101,733
Monolithic Power Systems, Inc.	699	139,737
NVIDIA Corp.	2,322	678,674
ON Semiconductor Corp. (A)	9,106	146,106
Qorvo, Inc. (A)	2,320	227,430
QUALCOMM, Inc.	7,155	562,884
Silicon Laboratories, Inc. (A)	806	78,359
Skyworks Solutions, Inc.	3,810	395,783
SolarEdge Technologies, Inc. (A)	783	87,375
Teradyne, Inc.	3,856	241,154
76	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	7,548	$876,096
Universal Display Corp.	713	107,036
Xilinx, Inc.	4,154	363,060
Software – 34.8%
Adobe, Inc. (A)	2,040	721,426
Alteryx, Inc., Class A (A)(B)	500	56,590
Anaplan, Inc. (A)	1,028	42,004
ANSYS, Inc. (A)	1,416	370,751
Appfolio, Inc., Class A (A)	159	17,468
Aspen Technology, Inc. (A)	1,137	116,258
Atlassian Corp. PLC, Class A (A)	831	129,212
Autodesk, Inc. (A)	1,143	213,890
Avalara, Inc. (A)	708	63,274
Cadence Design Systems, Inc. (A)	5,476	444,268
CDK Global, Inc.	1,799	70,665
Ceridian HCM Holding, Inc. (A)	1,665	98,185
Citrix Systems, Inc.	2,280	330,623
Coupa Software, Inc. (A)	660	116,219
Crowdstrike Holdings, Inc., Class A (A)	1,036	70,096
DocuSign, Inc. (A)	1,551	162,467
Dropbox, Inc., Class A (A)	3,537	74,348
Elastic NV (A)	457	29,312
Envestnet, Inc. (A)	943	58,956
Fair Isaac Corp. (A)	533	188,117
Five9, Inc. (A)	616	57,085
Fortinet, Inc. (A)	1,844	198,673
Guidewire Software, Inc. (A)	1,456	132,263
HubSpot, Inc. (A)	593	99,998
Intuit, Inc.	1,399	377,464
j2 Global, Inc.	1,222	98,542
Manhattan Associates, Inc. (A)	1,184	83,993
Microsoft Corp.	13,193	2,364,318
NortonLifeLock, Inc.	14,614	310,840
Nuance Communications, Inc. (A)	5,566	112,433
Nutanix, Inc., Class A (A)	1,538	31,514
Oracle Corp.	20,630	1,092,771
Palo Alto Networks, Inc. (A)	1,207	237,188
Paycom Software, Inc. (A)	733	191,328
Paylocity Holding Corp. (A)	430	49,248
Pegasystems, Inc.	603	50,423
Proofpoint, Inc. (A)	932	113,452
PTC, Inc. (A)	1,694	117,310
Q2 Holdings, Inc. (A)(B)	733	58,435
RealPage, Inc. (A)	1,423	91,769
RingCentral, Inc., Class A (A)	781	178,482
salesforce.com, Inc. (A)	5,322	861,898
ServiceNow, Inc. (A)	985	346,267
Smartsheet, Inc., Class A (A)	1,738	91,627
SolarWinds Corp. (A)	1,008	17,116
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Splunk, Inc. (A)	2,059	$289,001
SS&C Technologies Holdings, Inc.	5,031	277,510
Synopsys, Inc. (A)	2,750	432,080
The Trade Desk, Inc., Class A (A)(B)	415	121,421
Tyler Technologies, Inc. (A)	646	207,166
Verint Systems, Inc. (A)	1,188	50,775
VMware, Inc., Class A (A)(B)	681	89,565
Workday, Inc., Class A (A)	866	133,277
Zendesk, Inc. (A)	1,204	92,564
Zoom Video Communications, Inc., Class A (A)	1,033	139,631
Zscaler, Inc. (A)(B)	612	41,053
Technology hardware, storage and peripherals – 10.3%
Apple, Inc.	7,826	2,299,279
Dell Technologies, Inc., Class C (A)	1,601	68,347
Hewlett Packard Enterprise Company	25,726	258,804
HP, Inc.	11,107	172,270
NetApp, Inc.	4,636	202,918
Pure Storage, Inc., Class A (A)	3,632	52,301
Seagate Technology PLC	6,760	337,662
Western Digital Corp.	6,105	281,318
Xerox Holdings Corp.	4,492	82,159

SHORT-TERM INVESTMENTS – 0.5%		$186,917
(Cost $186,875)
Short-term funds – 0.5%		186,917
John Hancock Collateral Trust, 0.6614% (C)(D)	14,937	149,493

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (C)	37,424	37,424
Total investments (Multifactor Technology ETF) (Cost $33,436,502) 100.5%		$36,445,308
Other assets and liabilities, net (0.5%)		(178,621)
Total net assets 100.0%		$36,266,687

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	The rate shown is the annualized seven-day yield as of 4-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	77

MULTIFACTOR UTILITIES ETF

As of 4-30-20
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$25,433,428
(Cost $29,154,314)
Utilities – 99.9%		25,433,428
Electric utilities – 54.0%
ALLETE, Inc.	1,859	107,004
Alliant Energy Corp.	10,044	487,636
American Electric Power Company, Inc.	11,042	917,701
Avangrid, Inc.	2,679	115,197
Duke Energy Corp.	10,905	923,217
Edison International	18,065	1,060,596
Entergy Corp.	10,047	959,589
Evergy, Inc.	13,244	773,847
Eversource Energy	10,129	817,410
Exelon Corp.	30,275	1,122,597
FirstEnergy Corp.	21,256	877,235
Hawaiian Electric Industries, Inc.	6,267	247,358
IDACORP, Inc.	1,681	154,282
NextEra Energy, Inc.	4,123	952,908
NRG Energy, Inc.	7,868	263,814
OGE Energy Corp.	7,072	222,909
Pinnacle West Capital Corp.	5,643	434,455
PNM Resources, Inc.	2,748	111,267
Portland General Electric Company	5,042	235,915
PPL Corp.	46,236	1,175,319
The Southern Company	19,163	1,087,117
Xcel Energy, Inc.	10,906	693,188
Gas utilities – 5.2%
Atmos Energy Corp.	4,335	442,040
New Jersey Resources Corp.	2,370	80,059
ONE Gas, Inc.	2,428	193,536
Southwest Gas Holdings, Inc.	2,993	226,869
Spire, Inc.	1,872	136,581
UGI Corp.	8,298	250,434
Independent power and renewable electricity producers – 4.0%
Clearway Energy, Inc., Class A	720	13,464
Clearway Energy, Inc., Class C	1,627	32,589
TerraForm Power, Inc., Class A	2,907	50,349
The AES Corp.	26,813	355,272
Vistra Energy Corp.	28,904	564,784
Multi-utilities – 32.7%
Ameren Corp.	10,341	752,308
Black Hills Corp.	2,961	183,404
CenterPoint Energy, Inc.	31,785	541,299
CMS Energy Corp.	11,261	642,890
Consolidated Edison, Inc.	17,694	1,394,287
Dominion Energy, Inc.	8,234	635,088
DTE Energy Company	9,016	935,320
NiSource, Inc.	18,748	470,762
Public Service Enterprise Group, Inc.	25,316	1,283,774
Sempra Energy	5,224	646,992
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	9,347	$846,371
Water utilities – 4.0%
American Water Works Company, Inc.	6,375	775,774
Essential Utilities, Inc.	5,710	238,621

SHORT-TERM INVESTMENTS – 0.1%		$31,046
(Cost $31,046)
Short-term funds – 0.1%		31,046
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2162% (A)	31,046	31,046
Total investments (Multifactor Utilities ETF) (Cost $29,185,360) 100.0%		$25,464,474
Other assets and liabilities, net (0.0%)		(10,774)
Total net assets 100.0%		$25,453,700

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 4-30-20.
78	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 4-30-20

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Assets
Unaffiliated investments, at value	$31,190,003	$19,205,919	$429,783,291	$683,716,271
Affiliated investments, at value	645,028	—	10,542,966	6,738,757
Total investments, at value	31,835,031	19,205,919	440,326,257	690,455,028
Foreign currency, at value	—	—	900,440	996,983
Dividends and interest receivable	8,680	28,550	2,467,712	760,530
Receivable for investments sold	—	—	111,405	875,953
Receivable for securities lending income	685	208	10,327	14,456
Receivable from affiliates	—	1,125	—	—
Other assets	8,385	8,134	10,636	11,952
Total assets	31,852,781	19,243,936	443,826,777	693,114,902
Liabilities
Payable for investments purchased	—	—	53,016	875,954
Payable upon return of securities loaned	646,339	—	10,537,500	6,740,342
Payable to affiliates
Investment management fees	736	—	95,390	167,705
Accounting and legal services fees	3,488	2,659	33,254	51,768
Trustees' fees	44	37	546	905
Other liabilities and accrued expenses	30,858	30,056	69,777	165,298
Total liabilities	681,465	32,752	10,789,483	8,001,972
Net assets	$31,171,316	$19,211,184	$433,037,294	$685,112,930
Net assets consist of
Paid-in capital	$37,851,751	$20,861,092	$478,391,764	$781,178,446
Total distributable earnings (loss)	(6,680,435)	(1,649,908)	(45,354,470)	(96,065,516)
Net assets	$31,171,316	$19,211,184	$433,037,294	$685,112,930
Unaffiliated investments, at cost	$33,753,351	$20,019,342	$462,933,389	$770,636,527
Affiliated investments, at cost	$644,851	—	$10,539,794	$6,736,081
Foreign currency, at cost	—	—	$892,836	$986,870
Securities loaned, at value	$590,699	—	$9,841,955	$6,346,286
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$31,171,316	$19,211,184	$433,037,294	$685,112,930
Shares outstanding	1,040,000	690,000	17,800,000	31,700,000
Net asset value per share	$29.97	$27.84	$24.33	$21.61
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	79

STATEMENTS OF ASSETS AND LIABILITIES 4-30-20

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Assets
Unaffiliated investments, at value	$15,019,560	$30,375,808	$43,215,775	$22,253,539
Affiliated investments, at value	59,622	35,481	183,786	95,357
Total investments, at value	15,079,182	30,411,289	43,399,561	22,348,896
Dividends and interest receivable	16,256	25,471	28,563	15,699
Receivable for fund shares sold	973,274	—	—	—
Receivable for investments sold	—	—	366,015	955,067
Receivable for securities lending income	123	40	167	163
Receivable from affiliates	4,497	631	—	1,715
Other assets	8,040	8,545	8,442	8,167
Total assets	16,081,372	30,445,976	43,802,748	23,329,707
Liabilities
Payable for investments purchased	973,064	17,153	—	—
Payable for fund shares repurchased	—	—	372,128	953,478
Payable upon return of securities loaned	59,621	35,631	183,433	95,354
Payable to affiliates
Investment management fees	—	—	4,386	—
Accounting and legal services fees	1,892	3,357	3,597	2,637
Trustees' fees	16	41	51	31
Other liabilities and accrued expenses	30,527	31,898	32,237	30,367
Total liabilities	1,065,120	88,080	595,832	1,081,867
Net assets	$15,016,252	$30,357,896	$43,206,916	$22,247,840
Net assets consist of
Paid-in capital	$28,530,325	$37,865,673	$42,543,171	$27,238,857
Total distributable earnings (loss)	(13,514,073)	(7,507,777)	663,745	(4,991,017)
Net assets	$15,016,252	$30,357,896	$43,206,916	$22,247,840
Unaffiliated investments, at cost	$24,101,478	$36,192,147	$39,688,546	$25,351,398
Affiliated investments, at cost	$59,608	$35,473	$183,724	$95,337
Securities loaned, at value	$60,135	$33,532	$175,355	$89,360
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$15,016,252	$30,357,896	$43,206,916	$22,247,840
Shares outstanding	1,080,000	970,000	1,170,000	700,000
Net asset value per share	$13.90	$31.30	$36.93	$31.78
80	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 4-30-20

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$788,852,849	$17,172,278	$22,329,760	$1,331,946,012
Affiliated investments, at value	1,882,757	—	150,711	9,727,116
Total investments, at value	790,735,606	17,172,278	22,480,471	1,341,673,128
Collateral held at broker for futures contracts	23,880	—	1,180	—
Dividends and interest receivable	621,970	13,609	37,239	671,103
Receivable for fund shares sold	—	—	512,601	—
Receivable for investments sold	—	—	—	5,764,765
Receivable for securities lending income	3,624	31	—	18,434
Receivable from affiliates	—	3,042	79	—
Other assets	16,107	8,112	6,645	19,499
Total assets	791,401,187	17,197,072	23,038,215	1,348,146,929
Liabilities
Payable for futures variation margin	3,860	—	185	—
Payable for investments purchased	—	—	511,059	823,361
Payable for fund shares repurchased	—	—	—	5,780,955
Payable upon return of securities loaned	1,885,827	—	150,850	9,730,266
Payable to affiliates
Investment management fees	137,655	—	—	348,516
Accounting and legal services fees	64,773	2,072	1,519	109,758
Trustees' fees	1,047	22	26	1,758
Other liabilities and accrued expenses	93,903	29,540	22,073	142,916
Total liabilities	2,187,065	31,634	685,712	16,937,530
Net assets	$789,214,122	$17,165,438	$22,352,503	$1,331,209,399
Net assets consist of
Paid-in capital	$789,375,596	$21,229,383	$23,927,136	$1,493,589,361
Total distributable earnings (loss)	(161,474)	(4,063,945)	(1,574,633)	(162,379,962)
Net assets	$789,214,122	$17,165,438	$22,352,503	$1,331,209,399
Unaffiliated investments, at cost	$776,568,847	$19,423,518	$23,047,326	$1,450,948,971
Affiliated investments, at cost	$1,881,783	—	$150,682	$9,723,480
Securities loaned, at value	$1,747,860	—	$143,079	$8,966,859
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$789,214,122	$17,165,438	$22,352,503	$1,331,209,399
Shares outstanding	21,825,000	610,000	890,000	41,100,000
Net asset value per share	$36.16	$28.14	$25.12	$32.39
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	81

STATEMENTS OF ASSETS AND LIABILITIES 4-30-20

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Assets
Unaffiliated investments, at value	$463,281,549	$36,295,815	$25,464,474
Affiliated investments, at value	12,670,705	149,493	—
Total investments, at value	475,952,254	36,445,308	25,464,474
Dividends and interest receivable	198,961	240	15,318
Receivable for investments sold	6,607,353	—	877,243
Receivable for securities lending income	9,501	268	—
Receivable from affiliates	—	—	111
Other assets	8,398	8,605	8,150
Total assets	482,776,467	36,454,421	26,365,296
Liabilities
Payable for fund shares repurchased	6,649,923	—	877,714
Payable upon return of securities loaned	12,667,808	149,834	—
Payable to affiliates
Investment management fees	123,720	1,668	—
Accounting and legal services fees	35,012	3,818	3,127
Trustees' fees	578	46	41
Other liabilities and accrued expenses	53,648	32,368	30,714
Total liabilities	19,530,689	187,734	911,596
Net assets	$463,245,778	$36,266,687	$25,453,700
Net assets consist of
Paid-in capital	$573,340,278	$35,404,318	$30,206,022
Total distributable earnings (loss)	(110,094,500)	862,369	(4,752,322)
Net assets	$463,245,778	$36,266,687	$25,453,700
Unaffiliated investments, at cost	$517,032,507	$33,287,051	$29,185,360
Affiliated investments, at cost	$12,665,218	$149,451	—
Securities loaned, at value	$11,929,990	$144,125	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$463,245,778	$36,266,687	$25,453,700
Shares outstanding	21,275,000	680,000	870,000
Net asset value per share	$21.77	$53.33	$29.26
82	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 4-30-20

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Investment income
Dividends	$626,039	$762,430	$15,330,925	$24,579,217
Securities lending	6,358	6,181	112,041	77,297
Interest	860	593	19,048	44,673
Non-cash dividends	—	—	789,133	3,457,399
Less foreign taxes withheld	—	—	(1,298,257)	(3,111,413)
Total investment income	633,257	769,204	14,952,890	25,047,173
Expenses
Investment management fees	147,692	109,414	2,148,089	4,354,839
Accounting and legal services fees	8,216	5,975	102,093	156,508
Transfer agent fees	10,000	10,000	9,996	10,837
Trustees' fees	850	660	9,115	13,351
Custodian fees	61,293	61,326	157,157	477,057
Printing and postage	20,821	19,910	32,385	33,071
Professional fees	16,333	15,868	41,430	82,788
Stock exchange listing fees	6,899	7,175	6,856	7,247
Other	11,154	9,628	34,147	29,175
Total expenses	283,258	239,956	2,541,268	5,164,873
Less expense reductions	(127,792)	(124,783)	(375,543)	(937,665)
Net expenses	155,466	115,173	2,165,725	4,227,208
Net investment income	477,791	654,031	12,787,165	20,819,965
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,246,471)	(386,111)	(10,454,262)	(10,466,843)
Affiliated investments	(745)	(252)	480	(5,023)
Futures contracts	(4,612)	1,838	(1,247,787)	(231,104)
Redemptions in kind	2,376,970	2,141,212	8,894,107	8,712,056
	1,125,142	1,756,687	(2,807,462)	(1,990,914)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(6,052,937)	(1,987,455)	(66,314,157)	(128,332,415)
Affiliated investments	168	(4)	2,701	2,614
	(6,052,769)	(1,987,459)	(66,311,456)	(128,329,801)
Net realized and unrealized loss	(4,927,627)	(230,772)	(69,118,918)	(130,320,715)
Increase (decrease) in net assets from operations	$(4,449,836)	$423,259	$(56,331,753)	$(109,500,750)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	83

STATEMENTS OF OPERATIONS For the year ended 4-30-20

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Investment income
Dividends	$1,162,303	$933,940	$1,003,059	$487,292
Securities lending	419	377	1,668	1,543
Interest	685	861	1,082	733
Non-cash dividends	138,167	—	—	—
Less foreign taxes withheld	—	(275)	—	—
Total investment income	1,301,574	934,903	1,005,809	489,568
Expenses
Investment management fees	73,002	157,476	180,182	102,438
Accounting and legal services fees	4,126	8,842	9,925	5,672
Transfer agent fees	10,000	10,000	10,000	10,000
Trustees' fees	514	927	1,056	639
Custodian fees	61,272	61,333	61,350	61,507
Printing and postage	21,350	23,609	24,751	20,154
Professional fees	15,463	19,113	16,840	15,748
Stock exchange listing fees	7,175	6,899	6,899	7,175
Other	9,435	10,461	10,181	9,621
Total expenses	202,337	298,660	321,184	232,954
Less expense reductions	(125,493)	(132,896)	(131,519)	(125,124)
Net expenses	76,844	165,764	189,665	107,830
Net investment income	1,224,730	769,139	816,144	381,738
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,253,467)	(895,723)	(1,490,826)	(524,722)
Affiliated investments	(58)	(146)	234	(45)
Futures contracts	(5,957)	(2,839)	—	(3,387)
Redemptions in kind	(2,446,792)	3,163,958	4,158,332	1,901,504
	(4,706,274)	2,265,250	2,667,740	1,373,350
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(6,660,737)	(8,624,164)	2,858,845	(5,760,080)
Affiliated investments	14	8	46	16
	(6,660,723)	(8,624,156)	2,858,891	(5,760,064)
Net realized and unrealized gain (loss)	(11,366,997)	(6,358,906)	5,526,631	(4,386,714)
Increase (decrease) in net assets from operations	$(10,142,267)	$(5,589,767)	$6,342,775	$(4,004,976)
84	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 4-30-20

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Investment income
Dividends	$20,005,698	$446,085	$315,015	$23,120,053
Securities lending	27,509	943	3,163	116,333
Interest	14,088	617	405	24,378
Less foreign taxes withheld	(139)	(18)	—	(4,051)
Total investment income	20,047,156	447,627	318,583	23,256,713
Expenses
Investment management fees	2,526,608	76,684	82,195	4,973,528
Accounting and legal services fees	171,273	4,238	4,436	279,494
Transfer agent fees	10,000	10,000	7,917	10,000
Trustees' fees	16,181	516	338	22,117
Custodian fees	161,843	61,245	28,029	229,509
Printing and postage	62,613	18,916	19,215	108,611
Professional fees	57,766	15,457	66,264	69,857
Stock exchange listing fees	6,899	7,175	7,051	6,899
Other	30,629	9,498	4,456	36,394
Total expenses	3,043,812	203,729	219,901	5,736,409
Less expense reductions	(88,298)	(123,009)	(133,238)	(125,631)
Net expenses	2,955,514	80,720	86,663	5,610,778
Net investment income	17,091,642	366,907	231,920	17,645,935
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(11,714,541)	(966,402)	(946,827)	(33,698,833)
Affiliated investments	(3,454)	(227)	(169)	(8,177)
Futures contracts	(68,713)	(679)	7,921	58,802
Redemptions in kind	63,608,384	937,583	465,165	44,613,768
	51,821,676	(29,725)	(473,910)	10,965,560
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(93,125,875)	(2,701,140)	(773,450)	(203,737,430)
Affiliated investments	894	—	29	3,405
Futures	54,691	—	400	—
	(93,070,290)	(2,701,140)	(773,021)	(203,734,025)
Net realized and unrealized loss	(41,248,614)	(2,730,865)	(1,246,931)	(192,768,465)
Decrease in net assets from operations	$(24,156,972)	$(2,363,958)	$(1,015,011)	$(175,122,530)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	85

STATEMENTS OF OPERATIONS For the year ended 4-30-20

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Investment income
Dividends	$8,358,204	$891,136	$1,054,783
Securities lending	92,999	4,538	9
Interest	8,479	1,154	694
Less foreign taxes withheld	(3,224)	—	—
Total investment income	8,456,458	896,828	1,055,486
Expenses
Investment management fees	2,313,324	194,216	131,108
Accounting and legal services fees	98,840	10,768	7,380
Transfer agent fees	9,982	10,000	10,000
Trustees' fees	8,208	1,099	779
Custodian fees	93,815	61,453	61,146
Printing and postage	31,767	24,799	21,370
Professional fees	34,550	16,950	16,215
Stock exchange listing fees	8,379	6,899	7,175
Other	17,060	10,302	9,761
Total expenses	2,615,925	336,486	264,934
Less expense reductions	(290,563)	(132,049)	(126,925)
Net expenses	2,325,362	204,437	138,009
Net investment income	6,131,096	692,391	917,477
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(44,998,414)	(977,868)	(224,651)
Affiliated investments	(8,448)	(367)	(23)
Futures contracts	6,618	3,658	(10,044)
Redemptions in kind	21,066,306	7,334,267	3,641,646
	(23,933,938)	6,359,690	3,406,928
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(66,712,404)	(4,028,328)	(5,737,233)
Affiliated investments	5,197	36	—
	(66,707,207)	(4,028,292)	(5,737,233)
Net realized and unrealized gain (loss)	(90,641,145)	2,331,398	(2,330,305)
Increase (decrease) in net assets from operations	$(84,510,049)	$3,023,789	$(1,412,828)
86	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Consumer Discretionary ETF		Multifactor Consumer Staples ETF		Multifactor Developed International ETF
	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$477,791	$506,396	$654,031	$752,999	$12,787,165	$7,439,007
Net realized gain (loss)	1,125,142	3,463,171	1,756,687	(508,673)	(2,807,462)	1,214,314
Change in net unrealized appreciation (depreciation)	(6,052,769)	201,120	(1,987,459)	2,552,512	(66,311,456)	29,078,060
Increase (decrease) in net assets resulting from operations	(4,449,836)	4,170,687	423,259	2,796,838	(56,331,753)	37,731,381
Distributions to shareholders
From earnings	(485,939)	(530,221)	(655,650)	(726,880)	(16,526,310)	(2,179,880)
From fund share transactions
Shares issued	11,360,925	29,178,495	10,343,541	28,284,271	81,190,244	442,661,741
Shares repurchased	(17,415,480)	(37,248,356)	(19,762,263)	(23,801,043)	(87,062,063)	(33,948,220)
Total from fund share transactions	(6,054,555)	(8,069,861)	(9,418,722)	4,483,228	(5,871,819)	408,713,521
Total increase (decrease)	(10,990,330)	(4,429,395)	(9,651,113)	6,553,186	(78,729,882)	444,265,022
Net assets
Beginning of year	42,161,646	46,591,041	28,862,297	22,309,111	511,767,176	67,502,154
End of year	$31,171,316	$42,161,646	$19,211,184	$28,862,297	$433,037,294	$511,767,176
Share activity
Shares outstanding
Beginning of year	1,250,000	1,520,000	1,030,000	880,000	17,800,000	2,200,000
Shares issued	360,000	930,000	360,000	1,060,000	3,200,000	16,800,000
Shares repurchased	(570,000)	(1,200,000)	(700,000)	(910,000)	(3,200,000)	(1,200,000)
End of year	1,040,000	1,250,000	690,000	1,030,000	17,800,000	17,800,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	87

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Emerging Markets ETF		Multifactor Energy ETF		Multifactor Financials ETF
	Year ended 4-30-20	Period ended 4-30-19[1]	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$20,819,965	$2,282,377	$1,224,730	$523,509	$769,139	$947,377
Net realized gain (loss)	(1,990,914)	33,503	(4,706,274)	(350,163)	2,265,250	7,325,410
Change in net unrealized appreciation (depreciation)	(128,329,801)	41,340,904	(6,660,723)	(5,089,757)	(8,624,156)	(6,337,124)
Increase (decrease) in net assets resulting from operations	(109,500,750)	43,656,784	(10,142,267)	(4,916,411)	(5,589,767)	1,935,663
Distributions to shareholders
From earnings	(19,729,767)	(587,064)	(1,221,422)	(528,622)	(867,642)	(931,038)
From fund share transactions
Shares issued	72,646,860	789,649,435	6,544,437	13,102,633	29,464,818	12,405,246
Shares repurchased	(75,885,634)	(15,136,934)	(6,406,805)	(18,450,941)	(40,276,738)	(34,334,702)
Total from fund share transactions	(3,238,774)	774,512,501	137,632	(5,348,308)	(10,811,920)	(21,929,456)
Total increase (decrease)	(132,469,291)	817,582,221	(11,226,057)	(10,793,341)	(17,269,329)	(20,924,831)
Net assets
Beginning of year	817,582,221	—	26,242,309	37,035,650	47,627,225	68,552,056
End of year	$685,112,930	$817,582,221	$15,016,252	$26,242,309	$30,357,896	$47,627,225
Share activity
Shares outstanding
Beginning of year	31,600,000	—	980,000	1,180,000	1,250,000	1,860,000
Shares issued	3,100,000	32,200,000	420,000	450,000	810,000	340,000
Shares repurchased	(3,000,000)	(600,000)	(320,000)	(650,000)	(1,090,000)	(950,000)
End of year	31,700,000	31,600,000	1,080,000	980,000	970,000	1,250,000

[1]	Period from 9-27-18 (commencement of operations) to 4-30-19.
88	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multifactor Healthcare ETF		Multifactor Industrials ETF		Multifactor Large Cap ETF
	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$816,144	$1,266,304	$381,738	$455,592	$17,091,642	$12,674,950
Net realized gain	2,667,740	4,093,261	1,373,350	3,725,555	51,821,676	9,435,734
Change in net unrealized appreciation (depreciation)	2,858,891	(1,351,861)	(5,760,064)	(1,124,569)	(93,070,290)	56,144,497
Increase (decrease) in net assets resulting from operations	6,342,775	4,007,704	(4,004,976)	3,056,578	(24,156,972)	78,255,181
Distributions to shareholders
From earnings	(1,306,455)	(415,032)	(372,367)	(439,292)	(16,652,227)	(9,266,101)
From fund share transactions
Shares issued	10,898,269	35,143,443	10,999,231	22,199,862	131,654,328	511,454,207
Shares repurchased	(26,389,183)	(26,182,752)	(16,550,559)	(24,363,027)	(223,416,055)	(59,917,739)
Total from fund share transactions	(15,490,914)	8,960,691	(5,551,328)	(2,163,165)	(91,761,727)	451,536,468
Total increase (decrease)	(10,454,594)	12,553,363	(9,928,671)	454,121	(132,570,926)	520,525,548
Net assets
Beginning of year	53,661,510	41,108,147	32,176,511	31,722,390	921,785,048	401,259,500
End of year	$43,206,916	$53,661,510	$22,247,840	$32,176,511	$789,214,122	$921,785,048
Share activity
Shares outstanding
Beginning of year	1,610,000	1,320,000	860,000	940,000	24,275,000	11,625,000
Shares issued	310,000	1,060,000	310,000	620,000	3,675,000	14,350,000
Shares repurchased	(750,000)	(770,000)	(470,000)	(700,000)	(6,125,000)	(1,700,000)
End of year	1,170,000	1,610,000	700,000	860,000	21,825,000	24,275,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	89

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Materials ETF		Multifactor Media and Communications ETF		Multifactor Mid Cap ETF
	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Period ended 4-30-19[2]	Year ended 4-30-20	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$366,907	$363,066	$231,920	$6,194	$17,645,935	$9,689,897
Net realized gain (loss)	(29,725)	1,434,017	(473,910)	(775)	10,965,560	13,674,393
Change in net unrealized appreciation (depreciation)	(2,701,140)	(2,749,386)	(773,021)	55,884	(203,734,025)	54,960,102
Increase (decrease) in net assets resulting from operations	(2,363,958)	(952,303)	(1,015,011)	61,303	(175,122,530)	78,324,392
Distributions to shareholders
From earnings	(400,889)	(317,644)	(159,184)	—	(14,393,874)	(7,646,180)
From fund share transactions
Shares issued	7,172,493	10,356,476	6,196,500	23,535,317	719,955,147	739,490,500
Shares repurchased	(9,996,413)	(9,452,363)	(6,266,422)	—	(229,422,956)	(111,863,202)
Total from fund share transactions	(2,823,920)	904,113	(69,922)	23,535,317	490,532,191	627,627,298
Total increase (decrease)	(5,588,767)	(365,834)	(1,244,117)	23,596,620	301,015,787	698,305,510
Net assets
Beginning of year	22,754,205	23,120,039	23,596,620	—	1,030,193,612	331,888,102
End of year	$17,165,438	$22,754,205	$22,352,503	$23,596,620	$1,331,209,399	$1,030,193,612
Share activity
Shares outstanding
Beginning of year	700,000	680,000	890,000	—	28,150,000	9,750,000
Shares issued	220,000	310,000	250,000	890,000	19,975,000	21,625,000
Shares repurchased	(310,000)	(290,000)	(250,000)	—	(7,025,000)	(3,225,000)
End of year	610,000	700,000	890,000	890,000	41,100,000	28,150,000

[2]	Period from 3-12-19 (commencement of operations) to 4-30-19.
90	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multifactor Small Cap ETF		Multifactor Technology ETF		Multifactor Utilities ETF
	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19	Year ended 4-30-20	Year ended 4-30-19
Increase (decrease) in net assets
From operations
Net investment income	$6,131,096	$2,454,656	$692,391	$633,578	$917,477	$819,391
Net realized gain (loss)	(23,933,938)	(2,478,980)	6,359,690	12,357,497	3,406,928	1,561,661
Change in net unrealized appreciation (depreciation)	(66,707,207)	12,757,111	(4,028,292)	(2,473,617)	(5,737,233)	2,100,834
Increase (decrease) in net assets resulting from operations	(84,510,049)	12,732,787	3,023,789	10,517,458	(1,412,828)	4,481,886
Distributions to shareholders
From earnings	(5,745,267)	(1,596,006)	(628,863)	(544,744)	(922,136)	(724,139)
From fund share transactions
Shares issued	237,133,023	464,818,266	13,101,142	39,668,496	34,715,208	47,348,977
Shares repurchased	(122,564,999)	(76,202,047)	(41,017,240)	(50,871,145)	(36,393,455)	(39,483,795)
Total from fund share transactions	114,568,024	388,616,219	(27,916,098)	(11,202,649)	(1,678,247)	7,865,182
Total increase (decrease)	24,312,708	399,753,000	(25,521,172)	(1,229,935)	(4,013,211)	11,622,929
Net assets
Beginning of year	438,933,070	39,180,070	61,787,859	63,017,794	29,466,911	17,843,982
End of year	$463,245,778	$438,933,070	$36,266,687	$61,787,859	$25,453,700	$29,466,911
Share activity
Shares outstanding
Beginning of year	16,325,000	1,525,000	1,220,000	1,470,000	930,000	650,000
Shares issued	9,875,000	17,725,000	260,000	860,000	1,060,000	1,630,000
Shares repurchased	(4,925,000)	(2,925,000)	(800,000)	(1,110,000)	(1,120,000)	(1,350,000)
End of year	21,275,000	16,325,000	680,000	1,220,000	870,000	930,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	91

Financial Highlights
MULTIFACTOR CONSUMER DISCRETIONARY ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$33.73	$30.65	$28.04	$25.56	$24.21
Net investment income[2]	0.41	0.37	0.32	0.51	0.18
Net realized and unrealized gain (loss) on investments	(3.76)	3.11	2.58	2.45	1.24
Total from investment operations	(3.35)	3.48	2.90	2.96	1.42
Less distributions
From net investment income	(0.41)	(0.40)	(0.29)	(0.48)	(0.07)
Net asset value, end of period	$29.97	$33.73	$30.65	$28.04	$25.56
Total return (%)[3]	(10.08)	11.57	10.37	11.78	5.87 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$42	$47	$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73	0.73	0.85	1.07	1.27 [5]
Expenses including reductions	0.40	0.47	0.50	0.50	0.50 [5]
Net investment income	1.23	1.17	1.08	1.93	1.22 [5]
Portfolio turnover (%)[6]	20	42	9	16	5

[1]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR CONSUMER STAPLES ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$28.02	$25.35	$26.48	$25.14	$25.12
Net investment income[2]	0.65	0.75	0.55	0.48	0.03
Net realized and unrealized gain (loss) on investments	(0.17)	2.66	(1.24)	1.21	(0.01)
Total from investment operations	0.48	3.41	(0.69)	1.69	0.02
Less distributions
From net investment income	(0.66)	(0.74)	(0.44)	(0.35)	—
Net asset value, end of period	$27.84	$28.02	$25.35	$26.48	$25.14
Total return (%)[3]	1.62	13.89	(2.67)	6.75	0.08 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$29	$22	$17	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.91	1.07	1.18	5.96 [5]
Expenses including reductions	0.40	0.47	0.50	0.50	0.50 [5]
Net investment income	2.27	2.87	2.05	1.86	1.49 [5]
Portfolio turnover (%)[6]	12	14	14	11	0

[1]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
92	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17 [1]
Per share operating performance
Net asset value, beginning of period	$28.75	$30.68	$27.17	$24.54
Net investment income[2]	0.73	0.91	0.77	0.31
Net realized and unrealized gain (loss) on investments	(4.21)	(2.31)	3.43	2.32
Total from investment operations	(3.48)	(1.40)	4.20	2.63
Less distributions
From net investment income	(0.94)	(0.53)	(0.69)	—
Net asset value, end of period	$24.33	$28.75	$30.68	$27.17
Total return (%)[3]	(12.57)	(4.54)	15.64	10.73 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$433	$512	$68	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52	0.55	0.80	0.99 [5]
Expenses including reductions	0.45	0.45	0.45	0.45 [5]
Net investment income	2.46	3.28	2.60	3.02 [5]
Portfolio turnover (%)[6]	10	17	15	8

[1]	Period from 12-15-16 (commencement of operations) to 4-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	4-30-20	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$25.87	$25.00
Net investment income[2]	0.66	0.14
Net realized and unrealized gain (loss) on investments	(4.29)	0.78
Total from investment operations	(3.63)	0.92
Less distributions
From net investment income	(0.63)	(0.05)
Net asset value, end of period	$21.61	$25.87
Total return (%)[3]	(14.44)	3.71 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$685	$818
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.71 [5]
Expenses including reductions	0.55	0.55 [5]
Net investment income	2.69	0.97 [5]
Portfolio turnover (%)[6]	22	3

[1]	Period from 9-27-18 (commencement of operations) to 4-30-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	93

MULTIFACTOR ENERGY ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$26.78	$31.39	$27.42	$27.23	$24.84
Net investment income[2]	1.35 [3]	0.51	0.66 [4]	0.42	— [5]
Net realized and unrealized gain (loss) on investments	(12.80)	(4.59)	3.85	0.06	2.39
Total from investment operations	(11.45)	(4.08)	4.51	0.48	2.39
Less distributions
From net investment income	(1.43)	(0.53)	(0.54)	(0.29)	—
Net asset value, end of period	$13.90	$26.78	$31.39	$27.42	$27.23
Total return (%)[6]	(44.93)	(12.84)	16.69	1.73	9.63 [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$26	$37	$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	0.86	1.07	1.15	5.86 [8]
Expenses including reductions	0.40	0.48	0.50	0.50	0.50 [8]
Net investment income	6.38 [3]	1.72	2.35 [4]	1.46	0.20 [8]
Portfolio turnover (%)[9]	22	25	16	30	2

[1]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.82 and 3.84%, respectively.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.16 and 0.58%, respectively.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR FINANCIALS ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$38.10	$36.86	$31.48	$25.35	$24.37
Net investment income[2]	0.70	0.57	0.45	0.38	0.21
Net realized and unrealized gain (loss) on investments	(6.64)	1.21	5.30	6.10	0.85
Total from investment operations	(5.94)	1.78	5.75	6.48	1.06
Less distributions
From net investment income	(0.86)	(0.54)	(0.37)	(0.35)	(0.08)
Net asset value, end of period	$31.30	$38.10	$36.86	$31.48	$25.35
Total return (%)[3]	(16.06)	5.15	18.33	25.78	4.33 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$48	$69	$43	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.66	0.75	0.99	1.19 [5]
Expenses including reductions	0.40	0.47	0.50	0.50	0.50 [5]
Net investment income	1.86	1.57	1.26	1.32	1.41 [5]
Portfolio turnover (%)[6]	10	9	8	7	11

[1]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
94	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$33.33	$31.14	$28.59	$25.77	$23.93
Net investment income[2]	0.60	0.73	0.24	0.30	0.11
Net realized and unrealized gain (loss) on investments	3.91	1.71	2.62	2.72	1.78
Total from investment operations	4.51	2.44	2.86	3.02	1.89
Less distributions
From net investment income	(0.91)	(0.25)	(0.31)	(0.20)	(0.05)
Net asset value, end of period	$36.93	$33.33	$31.14	$28.59	$25.77
Total return (%)[3]	13.70	7.89	10.04	11.78	7.89 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$54	$41	$33	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.66	0.86	1.06	1.23 [5]
Expenses including reductions	0.40	0.46	0.50	0.50	0.50 [5]
Net investment income	1.72	2.18	0.79	1.12	0.74 [5]
Portfolio turnover (%)[6]	10	21	11	14	6

[1]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR INDUSTRIALS ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$37.41	$33.75	$30.40	$25.37	$25.01
Net investment income[2]	0.52	0.59	0.33	0.35	0.01
Net realized and unrealized gain (loss) on investments	(5.64)	3.69	3.33	4.94	0.35
Total from investment operations	(5.12)	4.28	3.66	5.29	0.36
Less distributions
From net investment income	(0.51)	(0.62)	(0.31)	(0.26)	—
Net asset value, end of period	$31.78	$37.41	$33.75	$30.40	$25.37
Total return (%)[3]	(13.92)	13.16	12.04	20.95	1.45 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$32	$32	$21	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.90	0.98	1.12	5.95 [5]
Expenses including reductions	0.40	0.47	0.50	0.50	0.50 [5]
Net investment income	1.42	1.70	0.98	1.24	0.50 [5]
Portfolio turnover (%)[6]	21	49	3	8	0 [7]

[1]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[7]	Less than 1%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	95

MULTIFACTOR LARGE CAP ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$37.97	$34.52	$31.09	$26.69	$24.35
Net investment income[2]	0.73	0.70	0.51	0.49	0.27
Net realized and unrealized gain (loss) on investments	(1.83)	3.25	3.42	4.31	2.17
Total from investment operations	(1.10)	3.95	3.93	4.80	2.44
Less distributions
From net investment income	(0.71)	(0.50)	(0.50)	(0.40)	(0.10)
Net asset value, end of period	$36.16	$37.97	$34.52	$31.09	$26.69
Total return (%)[3]	(3.04)	11.74	12.69	18.13	10.01 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$789	$922	$401	$342	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.34	0.35	0.40	0.45	0.93 [5]
Expenses including reductions	0.33	0.34	0.35	0.35	0.35 [5]
Net investment income	1.92	1.96	1.53	1.67	1.80 [5]
Portfolio turnover (%)[6]	6	6	5	12	6

[1]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MATERIALS ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$32.51	$34.00	$30.85	$26.76	$25.10
Net investment income[2]	0.58	0.55	0.44	0.44	0.04
Net realized and unrealized gain (loss) on investments	(4.31)	(1.54)	3.13	3.97	1.62
Total from investment operations	(3.73)	(0.99)	3.57	4.41	1.66
Less distributions
From net investment income	(0.64)	(0.50)	(0.42)	(0.32)	—
Net asset value, end of period	$28.14	$32.51	$34.00	$30.85	$26.76
Total return (%)[3]	(11.77)	(2.76)	11.62	16.58	6.63 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$23	$23	$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	1.05	1.15	5.85 [5]
Expenses including reductions	0.40	0.47	0.50	0.50	0.50 [5]
Net investment income	1.82	1.68	1.32	1.51	1.57 [5]
Portfolio turnover (%)[6]	20	46	10	17	0

[1]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
96	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

Period ended	4-30-20	4-30-19 [1]
Per share operating performance
Net asset value, beginning of period	$26.51	$25.00
Net investment income[2]	0.29	0.04
Net realized and unrealized gain (loss) on investments	(1.48)	1.47
Total from investment operations	(1.19)	1.51
Less distributions
From net investment income	(0.20)	—
Net asset value, end of period	$25.12	$26.51
Total return (%)[3]	(4.60)	6.05 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	2.98 [5]
Expenses including reductions	0.40	0.40 [5]
Net investment income	1.07	1.29 [5]
Portfolio turnover (%)[6]	19	0

[1]	Period from 3-12-19 (commencement of operations) to 4-30-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$36.60	$34.04	$30.65	$26.07	$24.29
Net investment income[2]	0.48	0.53	0.34	0.33	0.21
Net realized and unrealized gain (loss) on investments	(4.29)	2.44	3.36	4.58	1.65
Total from investment operations	(3.81)	2.97	3.70	4.91	1.86
Less distributions
From net investment income	(0.40)	(0.41)	(0.31)	(0.33)	(0.08)
Net asset value, end of period	$32.39	$36.60	$34.04	$30.65	$26.07
Total return (%)[3]	(10.56)	8.98	12.11	18.96	7.70 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,331	$1,030	$332	$170	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43	0.45	0.52	0.61	1.11 [5]
Expenses including reductions	0.42	0.44	0.45	0.45	0.45 [5]
Net investment income	1.33	1.53	1.03	1.16	1.44 [5]
Portfolio turnover (%)[6]	11	13	11	14	12

[1]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	97

MULTIFACTOR SMALL CAP ETF

Period ended	4-30-20	4-30-19	4-30-18 [1]
Per share operating performance
Net asset value, beginning of period	$26.89	$25.69	$25.00
Net investment income[2]	0.33	0.29	0.13
Net realized and unrealized gain (loss) on investments	(5.13)	1.16	0.56
Total from investment operations	(4.80)	1.45	0.69
Less distributions
From net investment income	(0.32)	(0.25)	—
Net asset value, end of period	$21.77	$26.89	$25.69
Total return (%)[3]	(18.07)	5.71	2.77 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$463	$439	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.60	0.90 [5,6]
Expenses including reductions	0.49	0.50	0.51 [5,6]
Net investment income	1.30	1.13	1.05 [5]
Portfolio turnover (%)[7]	36	33	17

[1]	Period from 11-8-17 (commencement of operations) to 4-30-18.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Certain expenses are presented unannualized due to the short reporting period.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR TECHNOLOGY ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$50.65	$42.87	$35.10	$25.86	$24.42
Net investment income[2]	0.69	0.43	0.28	0.34	0.27
Net realized and unrealized gain (loss) on investments	2.66	7.72	7.77	9.30	1.26
Total from investment operations	3.35	8.15	8.05	9.64	1.53
Less distributions
From net investment income	(0.67)	(0.37)	(0.28)	(0.40)	(0.09)
Net asset value, end of period	$53.33	$50.65	$42.87	$35.10	$25.86
Total return (%)[3]	6.65	19.25	23.02	37.66	6.26 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$62	$63	$42	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.64	0.74	1.00	1.18 [5]
Expenses including reductions	0.40	0.47	0.50	0.50	0.50 [5]
Net investment income	1.35	0.96	0.70	1.11	1.75 [5]
Portfolio turnover (%)[6]	21	27	7	18	11

[1]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
98	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR UTILITIES ETF

Period ended	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [1]
Per share operating performance
Net asset value, beginning of period	$31.68	$27.45	$27.02	$24.86	$24.92
Net investment income[2]	0.87	0.84	0.77	0.71	0.02
Net realized and unrealized gain (loss) on investments	(2.40)	4.05	0.34 [3]	1.94	(0.08)
Total from investment operations	(1.53)	4.89	1.11	2.65	(0.06)
Less distributions
From net investment income	(0.89)	(0.66)	(0.68)	(0.49)	—
Net asset value, end of period	$29.26	$31.68	$27.45	$27.02	$24.86
Total return (%)[4]	(5.16)	18.21	4.14	10.79	(0.27) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$29	$18	$18	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.87	1.16	1.18	6.05 [6]
Expenses including reductions	0.40	0.46	0.50	0.50	0.50 [6]
Net investment income	2.66	2.86	2.78	2.77	0.95 [6]
Portfolio turnover (%)[7]	11	19	12	16	0

[1]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	99

Notes to financial statements
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), fifteen of which are presented in this report.
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Consumer Discretionary ETF	John Hancock Dimensional Consumer Discretionary Index
Multifactor Consumer Staples ETF	John Hancock Dimensional Consumer Staples Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Energy ETF	John Hancock Dimensional Energy Index
Multifactor Financials ETF	John Hancock Dimensional Financials Index
Multifactor Healthcare ETF	John Hancock Dimensional Healthcare Index
Multifactor Industrials ETF	John Hancock Dimensional Industrials Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Materials ETF	John Hancock Dimensional Materials Index
Multifactor Media and Communications ETF	John Hancock Dimensional Media and Communications Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Multifactor Technology ETF	John Hancock Dimensional Technology Index
Multifactor Utilities ETF	John Hancock Dimensional Utilities Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining
100	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$31,155,726	$31,155,726	—	—
Short-term investments	679,305	679,305	—	—
Total investments in securities	$31,835,031	$31,835,031	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$19,197,670	$19,197,670	—	—
Short-term investments	8,249	8,249	—	—
Total investments in securities	$19,205,919	$19,205,919	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$26,988,576	$26,869,098	$119,478	—
Austria	689,359	689,359	—	—
Belgium	4,107,749	4,107,749	—	—
Chile	250,945	250,945	—	—
Denmark	9,253,571	9,253,571	—	—
Finland	6,135,836	6,135,836	—	—
France	41,353,498	41,353,498	—	—
Germany	36,015,369	36,015,369	—	—
Hong Kong	15,759,919	15,759,919	—	—
Ireland	4,604,534	4,604,534	—	—
Israel	1,615,363	1,615,363	—	—
Italy	8,903,259	8,903,259	—	—
Japan	115,963,336	115,963,336	—	—
Luxembourg	960,820	960,820	—	—
Macau	373,869	373,869	—	—
Mexico	83,435	83,435	—	—
Netherlands	17,080,278	17,080,278	—	—
New Zealand	1,078,871	1,078,871	—	—
Norway	2,161,654	2,161,654	—	—
Portugal	723,566	723,566	—	—
Singapore	4,691,452	4,691,452	—	—
Spain	11,095,662	11,095,662	—	—
Sweden	11,769,029	11,769,029	—	—
Switzerland	43,242,867	43,242,867	—	—
United Arab Emirates	1,764	—	1,764	—
United Kingdom	61,218,999	61,218,999	—	—
United States	45,406	45,406	—	—
Preferred securities	3,091,660	3,091,660	—	—
Short-term investments	11,065,611	11,065,611	—	—
Total investments in securities	$440,326,257	$440,205,015	$121,242	—

ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	101

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks	$673,037,862	$673,037,862	—	—
Preferred securities	10,104,694	10,104,694	—	—
Investment companies	130,658	130,658	—	—
Rights	2,641	—	$2,641	—
Warrants	3,305	3,305	—	—
Short-term investments	7,175,868	7,175,868	—	—
Total investments in securities	$690,455,028	$690,452,387	$2,641	—

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$15,010,074	$15,010,074	—	—
Short-term investments	69,108	69,108	—	—
Total investments in securities	$15,079,182	$15,079,182	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$30,341,528	$30,341,528	—	—
Short-term investments	69,761	69,761	—	—
Total investments in securities	$30,411,289	$30,411,289	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$43,192,912	$43,192,912	—	—
Short-term investments	206,649	206,649	—	—
Total investments in securities	$43,399,561	$43,399,561	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$22,229,705	$22,229,705	—	—
Short-term investments	119,191	119,191	—	—
Total investments in securities	$22,348,896	$22,348,896	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$788,432,145	$788,432,145	—	—
Short-term investments	2,303,461	2,303,461	—	—
Total investments in securities	$790,735,606	$790,735,606	—	—
Derivatives:
Assets
Futures	$54,691	$54,691	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$17,154,136	$17,154,136	—	—
102	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Materials ETF (continued)
Short-term investments	$18,142	$18,142	—	—
Total investments in securities	$17,172,278	$17,172,278	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$22,324,297	$22,324,297	—	—
Short-term investments	156,174	156,174	—	—
Total investments in securities	$22,480,471	$22,480,471	—	—
Derivatives:
Assets
Futures	$400	$400	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$1,330,514,222	$1,330,514,222	—	—
Short-term investments	11,158,906	11,158,906	—	—
Total investments in securities	$1,341,673,128	$1,341,673,128	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$463,052,268	$463,052,268	—	—
Short-term investments	12,899,986	12,899,986	—	—
Total investments in securities	$475,952,254	$475,952,254	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$36,258,391	$36,258,391	—	—
Short-term investments	186,917	186,917	—	—
Total investments in securities	$36,445,308	$36,445,308	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$25,433,428	$25,433,428	—	—
Short-term investments	31,046	31,046	—	—
Total investments in securities	$25,464,474	$25,464,474	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	103

The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at April 30, 2020:
Fund	Market value of securities on loan	Cash collateral received
Multifactor Consumer Discretionary ETF	$590,699	$646,339
Multifactor Developed International ETF	9,841,955	10,537,500
Multifactor Emerging Markets ETF	6,346,286	6,740,342
Multifactor Energy ETF	60,135	59,621
Multifactor Financials ETF	33,532	35,631
Multifactor Healthcare ETF	175,355	183,433
Multifactor Industrials ETF	89,360	95,354
Multifactor Large Cap ETF	1,747,860	1,885,827
Multifactor Media and Communications ETF	143,079	150,850
Multifactor Mid Cap ETF	8,966,859	9,730,266
Multifactor Small Cap ETF	11,929,990	12,667,808
Multifactor Technology ETF	144,125	149,834
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Effective June 27, 2019, Multifactor Media and Communications ETF entered into the existing $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the year ended April 30, 2020, the funds had no borrowings under the line of credit.
Commitment fees for the year ended April 30, 2020 were as follows:
Fund	Commitment fee
Multifactor Consumer Discretionary ETF	$2,243
Multifactor Consumer Staples ETF	2,213
Multifactor Developed International ETF	3,397
Multifactor Emerging Markets ETF	3,938
104	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

Fund	Commitment fee
Multifactor Energy ETF	$2,199
Multifactor Financials ETF	2,251
Multifactor Healthcare ETF	2,268
Multifactor Industrials ETF	2,215
Multifactor Large Cap ETF	4,299
Multifactor Materials ETF	2,197
Multifactor Media and Communications ETF	1,206
Multifactor Mid Cap ETF	5,094
Multifactor Small Cap ETF	3,255
Multifactor Technology ETF	2,276
Multifactor Utilities ETF	2,218
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2020, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforward available as of April 30, 2020:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Consumer Discretionary ETF	$2,009,939	$2,185,094
Multifactor Consumer Staples ETF	873,464	141,869
Multifactor Developed International ETF	8,248,408	5,837,151
Multifactor Emerging Markets ETF	8,583,969	1,812,018
Multifactor Energy ETF	3,499,014	1,012,194
Multifactor Financials ETF	1,354,761	504,749
Multifactor Healthcare ETF	1,633,762	1,649,061
Multifactor Industrials ETF	1,027,142	905,998
Multifactor Large Cap ETF	10,081,955	7,357,177
Multifactor Materials ETF	1,016,878	879,524
Multifactor Media and Communications ETF	936,580	—
Multifactor Mid Cap ETF	35,946,007	12,892,570
Multifactor Small Cap ETF	47,317,665	10,356,537
Multifactor Technology ETF	1,732,501	638,057
Multifactor Utilities ETF	1,193,729	32,049
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2020, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on April 30, 2020, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Consumer Discretionary ETF	$34,429,073	$2,711,940	$(5,305,982)	$(2,594,042)
Multifactor Consumer Staples ETF	20,021,582	947,404	(1,763,067)	(815,663)
Multifactor Developed International ETF	474,063,003	30,313,621	(64,050,367)	(33,736,746)
Multifactor Emerging Markets ETF	778,648,638	53,349,843	(141,543,453)	(88,193,610)
Multifactor Energy ETF	24,216,830	20,560	(9,158,208)	(9,137,648)
Multifactor Financials ETF	36,237,194	568,493	(6,394,398)	(5,825,905)
Multifactor Healthcare ETF	39,898,814	4,779,034	(1,278,287)	3,500,747
Multifactor Industrials ETF	25,491,493	541,390	(3,683,987)	(3,142,597)
Multifactor Large Cap ETF	778,919,098	104,623,543	(92,752,344)	11,871,199
Multifactor Materials ETF	19,427,460	838,208	(3,093,390)	(2,255,182)
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	105

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Media and Communications ETF	$23,200,322	$1,528,476	$(2,247,927)	$(719,451)
Multifactor Mid Cap ETF	1,461,239,719	97,973,617	(217,540,208)	(119,566,591)
Multifactor Small Cap ETF	529,758,019	23,649,932	(77,455,697)	(53,805,765)
Multifactor Technology ETF	33,439,769	4,896,622	(1,891,083)	3,005,539
Multifactor Utilities ETF	29,189,419	68,329	(3,793,274)	(3,724,945)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended April 30, 2020 was as follows:
Fund	Ordinary Income
Multifactor Consumer Discretionary ETF	$485,939
Multifactor Consumer Staples ETF	655,650
Multifactor Developed International ETF	16,526,310
Multifactor Emerging Markets ETF	19,729,767
Multifactor Energy ETF	1,221,422
Multifactor Financials ETF	867,642
Multifactor Healthcare ETF	1,306,455
Multifactor Industrials ETF	372,367
Multifactor Large Cap ETF	16,652,227
Multifactor Materials ETF	400,889
Multifactor Media and Communications ETF	159,184
Multifactor Mid Cap ETF	14,393,874
Multifactor Small Cap ETF	5,745,267
Multifactor Technology ETF	628,863
Multifactor Utilities ETF	922,136
The tax character of distributions for the year ended April 30, 2019 was as follows:
Fund	Ordinary Income
Multifactor Consumer Discretionary ETF	$530,221
Multifactor Consumer Staples ETF	726,880
Multifactor Developed International ETF	2,179,880
Multifactor Emerging Markets ETF	587,064
Multifactor Energy ETF	528,622
Multifactor Financials ETF	931,038
Multifactor Healthcare ETF	415,032
Multifactor Industrials ETF	439,292
Multifactor Large Cap ETF	9,266,101
Multifactor Materials ETF	317,644
Multifactor Mid Cap ETF	7,646,180
Multifactor Small Cap ETF	1,596,006
Multifactor Technology ETF	544,744
Multifactor Utilities ETF	724,139
As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income
Multifactor Consumer Discretionary ETF	$108,639
Multifactor Consumer Staples ETF	181,088
Multifactor Developed International ETF	2,428,107
Multifactor Emerging Markets ETF	2,595,398
Multifactor Energy ETF	134,783
Multifactor Financials ETF	177,638
Multifactor Healthcare ETF	445,821
106	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

Fund	Undistributed Ordinary Income
Multifactor Industrials ETF	$84,720
Multifactor Large Cap ETF	5,406,459
Multifactor Materials ETF	87,638
Multifactor Media and Communications ETF	81,397
Multifactor Mid Cap ETF	6,025,206
Multifactor Small Cap ETF	1,385,467
Multifactor Technology ETF	227,388
Multifactor Utilities ETF	198,401
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and redemptions-in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds' investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the year ended April 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Consumer Discretionary ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $90,000, as measured during the period
Multifactor Consumer Staples ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $86,000, as measured during the period
Multifactor Developed International ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $42.1 million, as measured during the period
Multifactor Emerging Markets ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $115.5 million, as measured during the period
Multifactor Energy ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $125,000, as measured during the period
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	107

Fund	Reason	USD Notional range
Multifactor Financials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $90,000, as measured during the period
Multifactor Industrials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $173,000, as measured during the period
Multifactor Large Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.	Up to $290,000
Multifactor Materials ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $154,000, as measured during the period
Multifactor Media and Communications ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased.	Up to $76,000
Multifactor Mid Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $1.7 million
Multifactor Small Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $304,000
Multifactor Technology ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $147,000, as measured during the period
Multifactor Utilities ETF	The fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. As of April 30, 2020, there were no open futures contracts.	Up to $368,000, as measured during the period
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at April 30, 2020 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Large Cap ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$54,691	—
				$54,691	—
Multifactor Media and Communications ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$400	—
				$ 400	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Funds' investments. Only the year end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended April 30, 2020:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Consumer Discretionary ETF	Equity	$(4,612)
	Total	$ (4,612)
Multifactor Consumer Staples ETF	Equity	$1,838
	Total	$ 1,838
Multifactor Developed International ETF	Equity	$(1,247,787)
	Total	$(1,247,787)
Multifactor Emerging Markets ETF	Equity	$(231,104)
	Total	$ (231,104)
Multifactor Energy ETF	Equity	$(5,957)
	Total	$ (5,957)
Multifactor Financials ETF	Equity	$(2,839)
	Total	$ (2,839)
108	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Industrials ETF	Equity	$(3,387)
	Total	$ (3,387)
Multifactor Large Cap ETF	Equity	$(68,713)
	Total	$(68,713)
Multifactor Materials ETF	Equity	$(679)
	Total	$ (679)
Multifactor Media and Communications ETF	Equity	$7,921
	Total	$ 7,921
Multifactor Mid Cap ETF	Equity	$58,802
	Total	$ 58,802
Multifactor Small Cap ETF	Equity	$6,618
	Total	$ 6,618
Multifactor Technology ETF	Equity	$3,658
	Total	$ 3,658
Multifactor Utilities ETF	Equity	$(10,044)
	Total	$(10,044)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended April 30, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Large Cap ETF	Equity	$54,691
	Total	$54,691
Multifactor Media and Communications ETF	Equity	$400
	Total	$ 400
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC.
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
•     Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Media and Communications Cap ETF, Multifactor Technology ETF, and Multifactor Utilities ETF —The management fee is 0.380% of the fund’s average daily net assets
•    Multifactor Developed International ETF—The management fee is 0.350% of the fund’s average daily net assets
•    Multifactor Emerging Markets ETF—The management fee is 0.440% of the fund’s average daily net assets
•    Multifactor Large Cap ETF—The management fee is 0.260% of the fund’s average daily net assets
•    Multifactor Mid Cap ETF—The management fee is 0.370% of the fund’s average daily net assets
•    Multifactor Small Cap ETF—The management fee is 0.390% of the fund’s average daily net assets
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	109

Prior to March 30, 2020, the management fee structure was as follows:
•     Multifactor Developed International ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor Developed International Index ETF (hedged) and Manulife Multifactor Developed International Index ETF (unhedged). The management fee is 0.450% of the fund's aggregate daily net assets
•     Multifactor Emerging Markets ETF—Aggregate net assets are the aggregate net assets of the fund and Manulife Multifactor Emerging Markets Index ETF (unhedged). The management fee is as follows: a) 0.600% of the first $500 million of the fund's aggregate daily net assets, b) 0.525% of the next $500 million of the fund's aggregate daily net assets and c) 0.500% of the fund's aggregate daily net assets in excess of $1 billion
•     Multifactor Large Cap ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Large Cap Index ETF (hedged) and Manulife Multifactor U.S. Large Cap Index ETF (unhedged). The management fee is as follows: a) 0.300% of the first $300 million of the fund's aggregate daily net assets and b) 0.280% of the fund's aggregate daily net assets in excess of $300 million
•     Multifactor Mid Cap ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Mid Cap Index ETF (hedged) and Manulife Multifactor U.S. Mid Cap Index ETF (unhedged). The management fee is as follows: a) 0.400% of the first $300 million of the fund's aggregate daily net assets and b) 0.370% of the fund's aggregate daily net assets in excess of $300 million
•     Multifactor Small Cap ETF—Aggregate net assets are the aggregate net assets of the fund, Manulife Multifactor U.S. Small Cap Index ETF (hedged) and Manulife Multifactor U.S. Small Cap Index ETF (unhedged). The management fee is 0.500% of the fund's aggregate daily net assets
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to a fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Discretionary ETF	0.40%
Multifactor Consumer Staples ETF	0.40%
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Energy ETF	0.40%
Multifactor Financials ETF	0.40%
Multifactor Healthcare ETF	0.40%
Multifactor Industrials ETF	0.40%
Fund	Expense limitation as a percentage of average net assets
Multifactor Large Cap ETF	0.29%
Multifactor Materials ETF	0.40%
Multifactor Media and Communications ETF	0.40%
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%
Multifactor Technology ETF	0.40%
Multifactor Utilities ETF	0.40%

Prior to March 30, 2020, the Advisor had contractually agreed to reduce its management fee or, if necessary, make a payment to a fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.45%
Multifactor Emerging Markets ETF	0.55%
Multifactor Large Cap ETF	0.35%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	0.45%
Multifactor Small Cap ETF	0.50%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Each fund’s, excluding Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF, expense limitation agreement expires on August 31, 2020, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The expense limitation for Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF expires on August 31, 2021 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the year ended April 30, 2020.
110	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

Fund	Expense reimbursement
Multifactor Consumer Discretionary ETF	$127,792
Multifactor Consumer Staples ETF	124,783
Multifactor Developed International ETF	375,543
Multifactor Emerging Markets ETF	937,665
Multifactor Energy ETF	125,493
Multifactor Financials ETF	132,896
Multifactor Healthcare ETF	131,519
Multifactor Industrials ETF	125,124
Fund	Expense reimbursement
Multifactor Large Cap ETF	$88,298
Multifactor Materials ETF	123,009
Multifactor Media and Communications ETF	133,238
Multifactor Mid Cap ETF	125,631
Multifactor Small Cap ETF	290,563
Multifactor Technology ETF	132,049
Multifactor Utilities ETF	126,925
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended April 30, 2020, were equivalent to a net annual effective rate of the funds' average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Consumer Discretionary ETF	0.05%
Multifactor Consumer Staples ETF	0.00%
Multifactor Developed International ETF	0.36%
Multifactor Emerging Markets ETF	0.44%
Multifactor Energy ETF	0.00%
Multifactor Financials ETF	0.06%
Multifactor Healthcare ETF	0.10%
Multifactor Industrials ETF	0.00%
Fund	Net Annual Effective Rate
Multifactor Large Cap ETF	0.27%
Multifactor Materials ETF	0.00%
Multifactor Media and Communications ETF	0.00%
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.43%
Multifactor Technology ETF	0.12%
Multifactor Utilities ETF	0.01%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the year ended April 30, 2020 amounted to an annual rate of 0.02% of the funds' average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Media and Communications ETF, Multifactor Technology ETF, and Multifactor Utilities ETF issue and redeem shares at NAV in creation units of 10,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Affiliates of the funds or the Advisor owned the following percentage of shares outstanding on April 30, 2020:
Fund	% by Fund
Multifactor Consumer Discretionary ETF	78%
Multifactor Consumer Staples ETF	76%
Multifactor Energy ETF	53%
Multifactor Industrials ETF	77%
Multifactor Materials ETF	89%
Multifactor Media and Communications ETF	84%
Multifactor Utilities ETF	56%
Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	111

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions and U.S. Treasury obligations, are aggregated below for the year ended April 30, 2020. In addition, purchases and sales of in-kind transactions are aggregated below for the year ended April 30, 2020:
	Purchases		Sales and maturities
Fund	In-kind transactions	Other issuers	In-kind transactions	Other issuers
Multifactor Consumer Discretionary ETF	$11,345,912	$7,697,117	$17,288,598	$7,815,317
Multifactor Consumer Staples ETF	10,322,280	3,404,700	19,709,348	3,432,419
Multifactor Developed International ETF	36,585,531	82,280,120	84,006,484	45,835,073
Multifactor Emerging Markets ETF	12,498,638	209,189,660	53,145,378	169,347,336
Multifactor Energy ETF	6,540,504	4,353,916	6,380,576	4,216,788
Multifactor Financials ETF	27,782,035	4,238,720	38,254,244	4,660,854
Multifactor Healthcare ETF	10,850,935	4,847,663	26,292,815	5,732,550
Multifactor Industrials ETF	10,374,051	5,527,117	15,823,597	5,603,132
Multifactor Large Cap ETF	119,083,914	49,840,301	210,661,933	50,510,560
Multifactor Materials ETF	7,173,874	3,911,156	9,961,804	3,981,374
Multifactor Media and Communications ETF	6,179,643	4,220,685	6,181,670	4,221,130
Multifactor Mid Cap ETF	686,184,408	156,786,064	196,893,734	150,317,084
Multifactor Small Cap ETF	235,531,062	168,219,988	119,509,153	168,302,929
Multifactor Technology ETF	13,089,738	10,916,913	40,928,909	10,912,511
Multifactor Utilities ETF	32,230,103	3,638,411	33,686,923	3,815,611
Note 8—Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.
Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At April 30, 2020, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	46.80%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	22.78%
	Other affiliated funds	6.04%
	Total	75.62%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.29%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.32%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.58%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.56%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.05%
	Other affiliated funds	8.20%
	Total	93.00%
Multifactor Large Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	27.02%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	17.12%
	Other affiliated funds	7.59%
	Total	51.73%
Multifactor Mid Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	11.03%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.73%
	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	5.22%
	Other affiliated funds	9.18%
	Total	32.16%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	29.39%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	14.95%
	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.79%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.64%
	Other affiliated funds	11.02%
112	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

Fund	Affiliated fund	Affiliated Concentration
	Total	77.79%
Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust*	64,449	$1,156,793	$18,888,406	$(19,399,594)	$(745)	$168	$6,358	—	$645,028
Multifactor Consumer Staples ETF
John Hancock Collateral Trust*	—	$216,306	$6,140,032	$(6,356,082)	$(252)	$(4)	$6,181	—	—
Multifactor Developed International ETF
John Hancock Collateral Trust*	1,053,412	$30,501,151	$87,031,509	$(106,992,875)	$480	$2,701	$112,041	—	$10,542,966
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	673,310	$4,188,357	$46,277,133	$(43,724,324)	$(5,023)	$2,614	$77,297	—	$6,738,757
Multifactor Energy ETF
John Hancock Collateral Trust*	5,957	—	$1,463,794	$(1,404,128)	$(58)	$14	$419	—	$59,622
Multifactor Financials ETF
John Hancock Collateral Trust*	3,545	—	$3,120,749	$(3,085,130)	$(146)	$8	$377	—	$35,481
Multifactor Healthcare ETF
John Hancock Collateral Trust*	18,363	$637,469	$7,002,769	$(7,456,732)	$234	$46	$1,668	—	$183,786
Multifactor Industrials ETF
John Hancock Collateral Trust*	9,528	$257,948	$3,832,772	$(3,995,334)	$(45)	$16	$1,543	—	$95,357
Multifactor Large Cap ETF
John Hancock Collateral Trust*	188,118	$4,260,052	$77,556,562	$(79,931,297)	$(3,454)	$894	$27,509	—	$1,882,757
Multifactor Materials ETF
John Hancock Collateral Trust*	—	—	$3,928,021	$(3,927,794)	$(227)	—	$943	—	—
Multifactor Media and Communications ETF
John Hancock Collateral Trust*	15,058	—	$7,053,441	$(6,902,590)	$(169)	$29	$3,163	—	$150,711
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	971,895	$11,926,516	$318,193,809	$(320,388,437)	$(8,177)	$3,405	$116,333	—	$9,727,116
Multifactor Small Cap ETF
John Hancock Collateral Trust*	1,266,007	$17,290,805	$220,421,657	$(225,038,506)	$(8,448)	$5,197	$92,999	—	$12,670,705
Multifactor Technology ETF
John Hancock Collateral Trust*	14,937	$595,033	$19,374,998	$(19,820,207)	$(367)	$36	$4,538	—	$149,493
Multifactor Utilities ETF
John Hancock Collateral Trust	—	—	$222,750	$(222,727)	$(23)	—	$9	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	113

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of John Hancock Multifactor Consumer Discretionary ETF, John Hancock Multifactor Consumer Staples ETF, John Hancock Multifactor Developed International ETF, John Hancock Multifactor Emerging Markets ETF, John Hancock Multifactor Energy ETF, John Hancock Multifactor Financials ETF, John Hancock Multifactor Healthcare ETF, John Hancock Multifactor Industrials ETF, John Hancock Multifactor Large Cap ETF, John Hancock Multifactor Materials ETF, John Hancock Multifactor Media and Communications ETF, John Hancock Multifactor Mid Cap ETF, John Hancock Multifactor Small Cap ETF, John Hancock Multifactor Technology ETF, and John Hancock Multifactor Utilities ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the Funds’ investments, of each of the funds listed in the table below (constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Individual fund comprising the John Hancock Exchange-Traded Fund Trust	Statement of operations	Statements of changes in net assets	Financial Highlights
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Technology ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, and 2017, and for the period September 28, 2015 (commencement of operations) through April 30, 2016
John Hancock Multifactor Consumer Staples ETF John Hancock Multifactor Energy ETF John Hancock Multifactor Industrials ETF John Hancock Multifactor Materials ETF John Hancock Multifactor Utilities ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, and 2017, and for the period March 28, 2016 (commencement of operations) through April 30, 2016
John Hancock Multifactor Developed International ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019 and 2018, and for the period December 15, 2016 (commencement of operations) through April 30, 2017
John Hancock Multifactor Small Cap ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020 and 2019, and for the period November 8, 2017 (commencement of operations) through April 30, 2018
John Hancock Multifactor Emerging Markets ETF	For the year ended April 30, 2020	For the year ended April 30, 2020 and for the period September 27, 2018 (commencement of operations) through April 30, 2019
John Hancock Multifactor Media and Communications ETF	For the year ended April 30, 2020	For the year ended April 30, 2020 and for the period March 12, 2019 (commencement of operations) through April 30, 2019
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
114	JOHN HANCOCK MULTIFACTOR ETFS | ANNUAL REPORT

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts June 9, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	115

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the funds, if any, paid during its taxable year ended April 30, 2020.
Each fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Fund	Foreign sourced income	Foreign tax credit
Multifactor Developed International ETF	$16,120,058	$1,028,048
Multifactor Emerging Markets ETF	28,001,857	3,025,953
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
116	|

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Multifactor ETFs, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Dimensional Fund Advisors LP. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       117

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       118

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the portfolios and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2015	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2015	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2015	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016)); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2015	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2015	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2015	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       119

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
James M. Oates,[2] Born: 1946	2015	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2015	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (2000-2014); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2015	195
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       120

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2014
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2014
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2014
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-6020.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       121

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Joseph F. Hohn
Joel P. Schneider
Lukas J. Smart, CFA

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The funds' proxy voting policies and procedures, as well as the funds' proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the funds' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your funds', as well as monthly portfolio holdings, and other funds' details available on our website at jhinvestments.com/etf or by calling 800-225-6020.

You can also contact us:
800-225-6020 jhinvestments.com/etf	Regular mail: John Hancock 200 Berkeley Street Boston, MA 02116

ANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       122

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC ■ 200 Berkeley Street ■ Boston, MA 02116 ■ 800-225-6020 ■ jhinvestments.com/etf

This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

JHAN-20180615-0136	ETFA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal periods ended April 30, 2020 and April 30, 2019. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	April 30, 2020	April 30, 2019
John Hancock Multifactor Consumer Discretionary ETF	$ 14,000	$ 14,000
John Hancock Multifactor Financials ETF	14,000	14,500
John Hancock Multifactor Healthcare ETF	14,000	14,500
John Hancock Multifactor Large Cap ETF	14,000	14,000
John Hancock Multifactor Emerging Markets ETF	14,000	14,000
John Hancock Multifactor Mid Cap ETF	14,000	14,500
John Hancock Multifactor Technology ETF	14,000	14,000
John Hancock Multifactor Materials ETF	14,000	14,000
John Hancock Multifactor Energy ETF	14,000	14,500
John Hancock Multifactor Consumer Staples ETF	14,000	14,000
John Hancock Multifactor Media and Communications ETF	14,000	14,000
John Hancock Multifactor Industrials ETF	14,000	14,000
John Hancock Multifactor Utilities ETF	14,000	14,000
John Hancock Multifactor Developed International ETF	14,525	15,550
John Hancock Multifactor Small Cap ETF	14,000	14,000
Total	$ 210,525	$ 213,550

(b)	Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant.

Fund	April 30, 2020	April 30, 2019
John Hancock Multifactor Consumer Discretionary ETF	$ 5	$ 0
John Hancock Multifactor Financials ETF	5	0
John Hancock Multifactor Healthcare ETF	5	0
John Hancock Multifactor Large Cap ETF	5	0
John Hancock Multifactor Emerging Markets ETF	5	-
John Hancock Multifactor Mid Cap ETF	5	0
John Hancock Multifactor Technology ETF	5	0
John Hancock Multifactor Materials ETF	5	0
John Hancock Multifactor Energy ETF	5	0
John Hancock Multifactor Consumer Staples ETF	5	0
John Hancock Multifactor Media and Communications ETF	5	-
John Hancock Multifactor Industrials ETF	5	0
John Hancock Multifactor Utilities ETF	5	0
John Hancock Multifactor Developed International ETF	5	0
John Hancock Multifactor Small Cap ETF	5	-
Total	$ 75	$ 0

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal period ended April 30, 2020 and for the fiscal period ended April 30, 2019. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	April 30, 2020	April 30, 2019
John Hancock Multifactor Consumer Discretionary ETF	$ 1,233	$ 1,000
John Hancock Multifactor Financials ETF	1,233	1,000
John Hancock Multifactor Healthcare ETF	1,233	1,000
John Hancock Multifactor Large Cap ETF	1,233	1,000
John Hancock Multifactor Emerging Markets ETF	1,233	0
John Hancock Multifactor Mid Cap ETF	1,233	1,000
John Hancock Multifactor Technology ETF	1,233	1,000
John Hancock Multifactor Materials ETF	1,233	1,000
John Hancock Multifactor Energy ETF	1,233	1,000
John Hancock Multifactor Consumer Staples ETF	1,233	1,000
John Hancock Multifactor Media and Communications ETF	1,233	0
John Hancock Multifactor Industrials ETF	1,233	1,000
John Hancock Multifactor Utilities ETF	1,233	1,000
John Hancock Multifactor Developed International ETF	1,233	1,000
John Hancock Multifactor Small Cap ETF	1,233	1,000
Total	$ 18,495	$ 13,000

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal period ended April 30, 2020 and for the fiscal period ended April 30, 2019 amounted to the following:

Fund	April 30, 2020	April 30, 2019
John Hancock Multifactor Consumer Discretionary ETF	$ 91	$ 102
John Hancock Multifactor Financials ETF	91	102
John Hancock Multifactor Healthcare ETF	91	102
John Hancock Multifactor Large Cap ETF	91	1,213
John Hancock Multifactor Emerging Markets ETF	91	89
John Hancock Multifactor Mid Cap ETF	91	102
John Hancock Multifactor Technology ETF	91	1,213
John Hancock Multifactor Materials ETF	91	1,213
John Hancock Multifactor Energy ETF	91	102
John Hancock Multifactor Consumer Staples ETF	91	102
John Hancock Multifactor Media and Communications ETF	91	84
John Hancock Multifactor Industrials ETF	91	102
John Hancock Multifactor Utilities ETF	91	102
John Hancock Multifactor Developed International ETF	91	102
John Hancock Multifactor Small Cap ETF	91	1,213
Total	$ 1,365	$ 2,873

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended April 30, 2020, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal period ended April 30, 2020 and April 30, 2019 amounted to the following:

Trust	April 30, 2020	April 30, 2019
John Hancock Exchange-Traded Fund Trust	$ 1,090,477	$ 1,018,671

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 11, 2020